UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin LifeSmart
TM
Retirement Income Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund
2060 Retirement Target Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended December 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
However, the Federal Reserve began decreasing its asset
purchases in November and accelerated its tapering in
December, while reiterating its intention to delay interest
rate increases until reaching its goal of maximum U.S.
employment.
Rebounding global economies, ongoing monetary and
fiscal stimulus measures, easing pandemic restrictions and
expanding vaccination programs benefited global equities,
but some business restrictions by China, the spread of
COVID-19 variants and higher inflation amid supply-chain
disruptions hindered global stocks near period-end. In this
environment, the prices of U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index (S&P 500
®
), returned
+26.89% (the index increasing from 3,756.07 to 4,766.18).
1,3
The prices of stocks in global developed markets, as
measured by the MSCI World Index, returned +20.14% (the
index increasing from 2,690.044 to 3,231.727).
2,3
Investment-
grade bonds, as measured by the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -1.54%
total return (an index decrease from 2,392.02 to 2,355.14),
which includes reinvestment of income and distributions,
reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +28.71% (index total return resulting in an increase from 7,759.35 to 9,986.70) and MSCI World Index +22.35% (index total return resulting in an increase from 11,625.199 to 14,223.137).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin LifeSmart
™
Retirement Income Fund 4
Franklin LifeSmart
™
2020 Retirement Target Fund 11
Franklin LifeSmart
™
2025 Retirement Target Fund 17
Franklin LifeSmart
™
2030 Retirement Target Fund 23
Franklin LifeSmart
™
2035 Retirement Target Fund 29
Franklin LifeSmart
™
2040 Retirement Target Fund 35
Franklin LifeSmart
™
2045 Retirement Target Fund 41
Franklin LifeSmart
™
2050 Retirement Target Fund 47
Franklin LifeSmart
™
2055 Retirement Target Fund 53
Franklin LifeSmart
™
2060 Retirement Target Fund 59
Financial Highlights and Statements of Investments 65
Financial Statements 133
Notes to Financial Statements 150
Report of Independent Registered
Public Accounting Firm 182
Tax Information 184
Board Members and Officers 186
Shareholder Information 191
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
The foregoing information reflects our analysis and opinions as of December 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin LifeSmart
™
Retirement Income Fund
This annual report for Franklin LifeSmart
TM
Retirement
Income Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks to make monthly distributions, while
preserving the investors’ capital over the long term. The
Fund employs an asset allocation strategy, combined with
an income generation strategy, designed for investors in
retirement. Under normal market conditions, the investment
manager allocates the Fund’s assets among the broad
asset classes of equity and fixed income investments and
strategies by investing primarily in a distinctly-weighted
combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +5.41% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return. The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Under normal market conditions, 40% of the Fund’s assets
are allocated to equity investments and 60% of the Fund’s
assets are allocated to fixed-income investments. The
underlying funds and the percentage allocations to each
asset class may be changed from time to time by the Fund’s
investment manager without the approval of shareholders,
and, under normal market conditions, the percentage
allocations for equity and fixed-income funds may vary up to
10% from the stated allocations.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. The
Fund was able to successfully meet its monthly distributions without the return of capital.
At period-end, our largest domestic fixed income fund
holding, Franklin U.S. Government Securities Fund –
Class R6, performed better than the Fund’s fixed income
benchmark, the Bloomberg Multiverse Index. Our foreign
fixed income fund holding, Brandywine GLOBAL - Global
Opportunities Bond Fund - USD Hedged – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Multiverse Index. Our largest domestic equity
fund holding, Global X U.S. Preferred ETF, underperformed
the Fund’s equity benchmark, the MSCI ACWI-NR and our
largest foreign equity fund holding, iShares International
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Fixed Income 51.8%
Domestic Equity 23.6%
Index-Linked Notes 11.3%
Foreign Equity 7.4%
Foreign Fixed Income 4.9%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
70
.

Franklin LifeSmart™ Retirement Income Fund

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Annual Report
Select Dividend ETF, underperformed the Fund’s equity
benchmark, the MSCI ACWI-NR. The index-linked note
increased the level of income the Fund was able to generate.
Thank you for your continued participation in Franklin
LifeSmart™ Retirement Income Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Global X U.S. Preferred ETF 11.6%
Franklin U.S. Government Securities Fund,
Class R6 10.0%
Western Asset Income Fund, Class IS 9.9%
Western Asset Short Duration High Income
Fund, Class I 9.0%
Franklin Liberty U.S. Core Bond ETF 9.0%
ClearBridge Tactical Dividend Income Fund,
Class IS 8.0%
Franklin Liberty Investment Grade Corporate
ETF 5.9%
Credit Suisse AG, Senior Note 5.7%
UBS AG, Senior Note 5.6%
Franklin Liberty High Yield Corporate ETF 5.0%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Franklin LifeSmart™ Retirement Income Fund

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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +5.41% -0.42%
5-Year +30.74% +4.32%
10-Year +69.37% +4.81%
Advisor
1-Year +5.58% +5.58%
5-Year +32.34% +5.76%
10-Year +73.96% +5.69%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.53% 3.26% 2.70%
Advisor 3.99% 3.74% 3.14%
See page 8 for Performance Summary footnotes.

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/12–12/31/21)
Advisor Class (1/1/12–12/31/21)

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, including exchange-traded funds (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries.
Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in equity index-linked notes (ILNs) often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment.
The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will de-
crease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares.
The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These and other risks are described more fully in the Fund’s prospectus.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower. Effective 1/29/21, the Fund change its strategic asset allocation 40% to equity funds and 60% to fixed income funds aligning it to the landing point of the glide path (the strategic asset allocation of a target date fund over time) of other Franklin LifeSmart retirement funds. Previously, as of 5/1/16, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
Net Asset Value
Share Class 12/31/21 12/31/20 Change
A (FTRAX) $11.50 $11.62 -$0.12
C (FRTCX) $11.36 $11.48 -$0.12
R (FBRLX) $11.47 $11.59 -$0.12
R6 (FLMTX) $11.55 $11.67 -$0.12
Advisor (FLRDX) $11.55 $11.66 -$0.11
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4296 $0.2599 $0.0369 $0.7264
C $0.3384 $0.2599 $0.0369 $0.6352
R $0.4092 $0.2599 $0.0369 $0.7060
R6 $0.4668 $0.2599 $0.0369 $0.7636
Advisor $0.4608 $0.2599 $0.0369 $0.7576
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.54% 1.19%
Advisor 0.29% 0.94%

Franklin LifeSmart™ Retirement Income Fund
Performance Summary

franklintempleton.com
Annual Report
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI All Country World Index
(ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The
Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the
Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
8. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin LifeSmart™ Retirement Income Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,020.70 $1.53 $1,023.69 $1.53 0.30%
C $1,000 $1,016.10 $5.34 $1,019.91 $5.35 1.05%
R $1,000 $1,019.10 $2.80 $1,022.43 $2.80 0.55%
R6 $1,000 $1,021.40 $0.00 $1,025.21 $0.00 0.00%
Advisor $1,000 $1,021.10 $0.25 $1,024.95 $0.26 0.05%

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Annual Report
Franklin LifeSmart
™
2020 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2020 Retirement
Target Fund covers the fiscal year ended December 31,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a
+9.62%
cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Fixed Income 42.6%
Domestic Equity 38.9%
Foreign Equity 14.3%
Foreign Fixed Income 2.7%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
77
.

Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2020 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 19.8%
Franklin Liberty U.S. Core Bond ETF 17.9%
Franklin Growth Fund, Class R6 9.8%
Franklin International Core Equity (IU) Fund 6.4%
Western Asset Core Plus Bond Fund, Class IS 6.1%
ClearBridge Large Cap Value Fund, Class IS 4.9%
Franklin Liberty High Yield Corporate ETF 3.6%
Schwab U.S. TIPS ETF 3.2%
Franklin Liberty U.S. Treasury Bond ETF 3.2%
BrandywineGLOBAL - Global Opportunities
Bond Fund, Class IS 2.7%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +9.62% +3.57%
5-Year +45.53% +6.58%
Since Inception (7/1/13) +70.20% +5.75%
Advisor
1-Year +9.95% +9.95%
5-Year +47.54% +8.09%
Since Inception (7/1/13) +74.17% +6.74%
See page 15 for Performance Summary footnotes.

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page
15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A (7/1/13–12/31/21)
Advisor Class (7/1/13–12/31/21)

Franklin LifeSmart™ 2020 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3372 $0.2911 $0.6034 $1.2317
C $0.2416 $0.2911 $0.6034 $1.1361
R $0.2938 $0.2911 $0.6034 $1.1883
R6 $0.3796 $0.2911 $0.6034 $1.2741
Advisor $0.3707 $0.2911 $0.6034 $1.2652
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2020 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,034.20 $2.35 $1,022.89 $2.34 0.46%
C $1,000 $1,030.80 $6.19 $1,019.11 $6.15 1.21%
R $1,000 $1,033.70 $3.63 $1,021.63 $3.61 0.71%
R6 $1,000 $1,035.90 $0.78 $1,024.44 $0.78 0.15%
Advisor $1,000 $1,036.30 $1.07 $1,024.15 $1.07 0.21%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2025 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2025 Retirement
Target Fund covers the fiscal year ended December 3 1 ,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +11.21% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 44.0%
Domestic Fixed Income 34.7%
Foreign Equity 18.0%
Foreign Fixed Income 2.0%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
84
.

Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2025 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 22.2%
Franklin Liberty U.S. Core Bond ETF 14.8%
Franklin Growth Fund, Class R6 11.2%
Franklin International Core Equity (IU) Fund 7.6%
ClearBridge Large Cap Value Fund, Class IS 5.5%
Western Asset Core Plus Bond Fund, Class IS 4.9%
Franklin Liberty High Yield Corporate ETF 2.9%
Vanguard S&P 500 ETF 2.8%
Templeton Foreign Fund, Class R6 2.8%
Schwab U.S. TIPS ETF 2.6%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +11.21% +5.12%
5-Year +55.71% +8.03%
10-Year +117.23% +7.46%
Advisor
1-Year +11.53% +11.53%
5-Year +57.75% +9.54%
10-Year +123.17% +8.36%
See page 21 for Performance Summary footnotes.

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/12–12/31/21)
Advisor Class (1/1/12–12/31/21)

Franklin LifeSmart™ 2025 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3677 $0.3070 $0.9918 $1.6665
C $0.2646 $0.3070 $0.9918 $1.5634
R $0.3296 $0.3070 $0.9918 $1.6284
R6 $0.4105 $0.3070 $0.9918 $1.7093
Advisor $0.4034 $0.3070 $0.9918 $1.7022
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.01%
Advisor 0.45% 0.76%

Your Fund’s Expenses
Franklin LifeSmart™ 2025 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,037.40 $2.46 $1,022.79 $2.45 0.48%
C $1,000 $1,033.40 $6.29 $1,019.02 $6.24 1.23%
R $1,000 $1,036.10 $3.74 $1,021.53 $3.72 0.73%
R6 $1,000 $1,038.90 $0.79 $1,024.43 $0.78 0.15%
Advisor $1,000 $1,038.70 $1.18 $1,024.05 $1.17 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2030 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2030 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +12.91% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 49.2%
Domestic Fixed Income 26.2%
Foreign Equity 21.4%
Foreign Fixed Income 1.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
91
.

Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2030 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 24.8%
Franklin Growth Fund, Class R6 12.6%
Franklin Liberty U.S. Core Bond ETF 11.3%
Franklin International Core Equity (IU) Fund 9.1%
ClearBridge Large Cap Value Fund, Class IS 6.1%
Western Asset Core Plus Bond Fund, Class IS 3.6%
Templeton Foreign Fund, Class R6 3.3%
Vanguard S&P 500 ETF 3.2%
Franklin Emerging Market Core Equity (IU) Fund 2.6%
Franklin LibertyQ U.S. Equity ETF 2.5%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +12.91% +6.68%
5-Year +63.57% +9.11%
Since Inception (7/1/13) +95.39% +7.48%
Advisor
1-Year +13.28% +13.28%
5-Year +65.69% +10.63%
Since Inception (7/1/13) +99.69% +8.47%
See page 27 for Performance Summary footnotes.

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(7/1/13–12/31/21)
Advisor Class
(7/1/13–12/31/21)

Franklin LifeSmart™ 2030 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4051 $0.5339 $1.1001 $2.0391
C $0.3060 $0.5339 $1.1001 $1.9400
R $0.3674 $0.5339 $1.1001 $2.0014
R6 $0.4494 $0.5339 $1.1001 $2.0834
Advisor $0.4419 $0.5339 $1.1001 $2.0759
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.20%
Advisor 0.45% 0.95%

Your Fund’s Expenses
Franklin LifeSmart™ 2030 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,042.10 $2.40 $1,022.86 $2.38 0.47%
C $1,000 $1,038.40 $6.24 $1,019.08 $6.19 1.22%
R $1,000 $1,040.70 $3.68 $1,021.60 $3.65 0.72%
R6 $1,000 $1,043.50 $0.80 $1,024.42 $0.79 0.16%
Advisor $1,000 $1,043.90 $1.12 $1,024.11 $1.11 0.22%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2035 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2035 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +14.20% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 31 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 54.0%
Foreign Equity 24.8%
Domestic Fixed Income 18.5%
Foreign Fixed Income 1.2%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.0%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
98
.

Franklin LifeSmart™t 2035 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation gradually shifts semiannually, in accordance with the target date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On
the fixed income side, our largest domestic fixed income
fund holding, Franklin Liberty U.S. Core Bond ETF and
our foreign fixed income fund holding, Franklin Liberty
International Aggregate Bond ETF, performed better than the
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2035 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 26.0%
Franklin Growth Fund, Class R6 13.7%
Franklin International Core Equity (IU) Fund 10.3%
Franklin Liberty U.S. Core Bond ETF 7.7%
ClearBridge Large Cap Value Fund, Class IS 6.8%
Vanguard S&P 500 ETF 4.7%
Templeton Foreign Fund, Class R6 3.5%
Franklin Emerging Market Core Equity (IU) Fund 3.3%
Templeton Developing Markets Trust, Class R6 3.2%
Franklin LibertyQ U.S. Equity ETF 2.8%

Performance Summary as of December 31, 2021
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franklintempleton.com
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +14.20% +7.94%
5-Year +71.25% +10.11%
10-Year +144.61% +8.74%
Advisor
1-Year +14.46% +14.46%
5-Year +73.47% +11.65%
10-Year +151.53% +9.66%
See page 33 for Performance Summary footnotes.

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Performance Summary

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Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)
See page 33 for Performance Summary footnotes.

Franklin LifeSmart™ 2035 Retirement Target Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchange-traded (ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individ-
ual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the Fund’s prospectus.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4221 $0.4978 $1.7310 $2.6509
C $0.2974 $0.4978 $1.7310 $2.5262
R $0.3726 $0.4978 $1.7310 $2.6014
R6 $0.4701 $0.4978 $1.7310 $2.6989
Advisor $0.4619 $0.4978 $1.7310 $2.6907
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.08%
Advisor 0.45% 0.83%

Your Fund’s Expenses
Franklin LifeSmart™ 2035 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,044.30 $2.50 $1,022.76 $2.47 0.48%
C $1,000 $1,040.90 $6.34 $1,018.99 $6.27 1.23%
R $1,000 $1,042.90 $3.78 $1,021.50 $3.74 0.73%
R6 $1,000 $1,046.10 $0.76 $1,024.46 $0.76 0.15%
Advisor $1,000 $1,045.90 $1.20 $1,024.03 $1.19 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2040 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2040 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +15.99% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 37 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). However, when
the investment manager’s proprietary risk indicator model
signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its
sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and
lower equity allocations than the Neutral Glide Path (the
Defensive Glide Path). Then, if the market stabilizes, the
investment manager may, in its sole discretion and without
shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs
to increase or decrease the Funds’ equity and fixed income
allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
investment manager considers the need for reduced market
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 59.3%
Foreign Equity 28.0%
Domestic Fixed Income 10.9%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
105
.

FranklinLifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Franklin Liberty U.S. Core Bond ETF, performed
better than the Fund’s fixed income benchmark, the
Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart
™
2040 Retirement Target Fund. We look forward to
serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 26.9%
Franklin Growth Fund, Class R6 15.5%
Franklin International Core Equity (IU) Fund 11.4%
ClearBridge Large Cap Value Fund, Class IS 7.3%
Vanguard S&P 500 ETF 6.5%
Franklin Liberty U.S. Core Bond ETF 5.0%
Templeton Foreign Fund, Class R6 4.1%
Franklin Emerging Market Core Equity (IU) Fund 3.8%
Templeton Developing Markets Trust, Class R6 3.7%
Franklin LibertyQ U.S. Equity ETF 3.1%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0% Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +15.99% +9.62%
5-Year +78.67% +11.05%
Since Inception (7/1/13) +115.11% +8.70%
Advisor
1-Year +16.40% +16.40%
5-Year +80.95% +12.59%
Since Inception (7/1/13) +119.96% +9.72%
See page 39 for Performance Summary footnotes.

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A
(7/1/13–12/31/21)
Advisor Class
(7/1/13–12/31/21)

Franklin LifeSmart™ 2040 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effec-
tive 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4301 $0.8440 $2.0388 $3.3129
C $0.3166 $0.8440 $2.0388 $3.1994
R $0.3849 $0.8440 $2.0388 $3.2677
R6 $0.4776 $0.8440 $2.0388 $3.3604
Advisor $0.4702 $0.8440 $2.0388 $3.3530
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.38%
Advisor 0.45% 1.13%

Your Fund’s Expenses
Franklin LifeSmart™ 2040 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,049.50 $2.47 $1,022.80 $2.43 0.48%
C $1,000 $1,046.30 $6.32 $1,019.03 $6.24 1.23%
R $1,000 $1,048.20 $3.75 $1,021.55 $3.70 0.73%
R6 $1,000 $1,051.50 $0.68 $1,024.55 $0.67 0.13%
Advisor $1,000 $1,051.30 $1.17 $1,024.06 $1.16 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2045 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2045 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +17.06% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 43 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 62.5%
Foreign Equity 31.7%
Domestic Fixed Income 4.4%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
112
.

Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2045 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 29.3%
Franklin Growth Fund, Class R6 16.1%
Franklin International Core Equity (IU) Fund 12.8%
ClearBridge Large Cap Value Fund, Class IS 7.9%
Vanguard S&P 500 ETF 6.0%
Franklin Emerging Market Core Equity (IU) Fund 4.5%
Templeton Foreign Fund, Class R6 4.4%
Templeton Developing Markets Trust, Class R6 4.4%
Franklin LibertyQ U.S. Equity ETF 3.2%
Western Asset Core Plus Bond Fund, Class IS 2.2%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +17.06% +10.62%
5-Year +82.21% +11.48%
10-Year +163.03% +9.54%
Advisor
1-Year +17.32% +17.32%
5-Year +84.42% +13.02%
10-Year +169.83% +10.44%
See page 45 for Performance Summary footnotes.

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index .
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Franklin LifeSmart™ 2045 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4504 $0.6657 $2.1725 $3.2886
C $0.3400 $0.6657 $2.1725 $3.1782
R $0.4098 $0.6657 $2.1725 $3.2480
R6 $0.5015 $0.6657 $2.1725 $3.3397
Advisor $0.4933 $0.6657 $2.1725 $3.3315
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.21%
Advisor 0.45% 0.96%

Your Fund’s Expenses
Franklin LifeSmart™ 2045 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,051.00 $2.51 $1,022.76 $2.47 0.48%
C $1,000 $1,046.30 $6.36 $1,018.99 $6.28 1.23%
R $1,000 $1,049.30 $3.80 $1,021.50 $3.74 0.73%
R6 $1,000 $1,052.10 $0.78 $1,024.44 $0.77 0.15%
Advisor $1,000 $1,051.80 $1.22 $1,024.02 $1.20 0.24%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2050 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2050 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +17.58% cumulative
total return for the 12 months ended December 31, 2021. In
comparison, the Fund’s new equity benchmark, the MSCI
All Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 49 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 64.2%
Foreign Equity 34.1%
Alternative Strategies 0.5%
Domestic Fixed Income 0.5%
Short-Term Investments & Other Net Assets 0.7%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
119
.

Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2050 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 26.7%
Franklin Growth Fund, Class R6 17.5%
Franklin International Core Equity (IU) Fund 13.2%
Vanguard S&P 500 ETF 8.3%
ClearBridge Large Cap Value Fund, Class IS 8.2%
Templeton Foreign Fund, Class R6 5.1%
Templeton Developing Markets Trust, Class R6 4.9%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Franklin LibertyQ U.S. Equity ETF 3.5%
iShares Core MSCI EAFE ETF 2.5%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +17.58% +11.09%
5-Year +83.66% +11.65%
Since Inception (7/1/13) +123.15% +9.18%
Advisor
1-Year +17.77% +17.77%
5-Year +85.83% +13.19%
Since Inception (7/1/13) +128.26% +10.19%
See page 51 for Performance Summary footnotes.

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (7/1/13–12/31/21)
Advisor Class (7/1/13–12/31/21)

Franklin LifeSmart™ 2050 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October 2013, the
Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-ad-
justed, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4345 $1.0458 $2.4318 $3.9121
C $0.3230 $1.0458 $2.4318 $3.8006
R $0.3758 $1.0458 $2.4318 $3.8534
R6 $0.4854 $1.0458 $2.4318 $3.9630
Advisor $0.4751 $1.0458 $2.4318 $3.9527
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.55%
Advisor 0.45% 1.30%

Your Fund’s Expenses
Franklin LifeSmart™ 2050 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,053.70 $2.40 $1,022.87 $2.36 0.46%
C $1,000 $1,049.10 $6.26 $1,019.10 $6.17 1.21%
R $1,000 $1,051.40 $3.68 $1,021.61 $3.63 0.71%
R6 $1,000 $1,054.80 $0.66 $1,024.56 $0.65 0.13%
Advisor $1,000 $1,054.40 $1.10 $1,024.13 $1.08 0.21%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2055 Retirement Target Fund
This annual report for Franklin LifeSmart
TM
2055 Retirement
Target Fund covers the fiscal year ended December 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +17.34% cumulative
total return for the 12 months ended December 31, 2021.
In comparison, the Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures equity
market performance in global developed and emerging
markets, posted a +18.54% cumulative total return.
1
The
Fund’s prior equity benchmark, the MSCI ACWI, posted a
+19.04% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -4.51% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 55 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 63.7%
Foreign Equity 33.7%
Alternative Strategies 0.5%
Domestic Fixed Income 0.5%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
126
.

Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2055 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 28.5%
Franklin Growth Fund, Class R6 16.7%
Franklin International Core Equity (IU) Fund 13.5%
ClearBridge Large Cap Value Fund, Class IS 8.0%
Vanguard S&P 500 ETF 7.2%
Templeton Foreign Fund, Class R6 4.9%
Franklin Emerging Market Core Equity (IU) Fund 4.8%
Templeton Developing Markets Trust, Class R6 4.7%
Franklin LibertyQ U.S. Equity ETF 3.3%
Franklin International Growth Fund, Class R6 2.3%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +17.34% +10.89%
5-Year +83.64% +11.66%
Since Inception (5/1/15) +79.16% +8.22%
Advisor
1-Year +17.60% +17.60%
5-Year +85.59% +13.17%
Since Inception (5/1/15) +81.68% +9.37%
See page 57 for Performance Summary footnotes.

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 57 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (5/1/15–12/31/21)
Advisor Class (5/1/15–12/31/21)

Franklin LifeSmart™ 2055 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. Effective 1/29/21, the Fund modified the landing point of its glide path (the strategic asset allocation of a target date fund over time) to be in line with the new required minimum distribution (RMD) age of 72. Previously, as of May 2019, the Fund’s predetermined asset allocation glide path was modified, and among other changes, establishes neutral and defensive glide paths, between which the Funds’ investment manager could shift depending on projected market volatility. Prior to that, as of October
2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds. Such changes can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The MSCI ACWI is a free float-
adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. The Bloomberg Multiverse
Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield
Index and captures investment-grade and high-yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3956 $0.9476 $1.1700 $2.5132
C $0.3061 $0.9476 $1.1700 $2.4237
R $0.3625 $0.9476 $1.1700 $2.4801
R6 $0.4388 $0.9476 $1.1700 $2.5564
Advisor $0.4307 $0.9476 $1.1700 $2.5483
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 2.30%
Advisor 0.45% 2.05%

Your Fund’s Expenses
Franklin LifeSmart™ 2055 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,051.40 $2.48 $1,022.79 $2.44 0.48%
C $1,000 $1,047.60 $6.34 $1,019.01 $6.25 1.23%
R $1,000 $1,050.20 $3.76 $1,021.54 $3.71 0.73%
R6 $1,000 $1,053.80 $0.27 $1,024.94 $0.27 0.05%
Advisor $1,000 $1,052.80 $1.19 $1,024.05 $1.17 0.23%

franklintempleton.com
Annual Report
Franklin LifeSmart
™
2060 Retirement Target Fund
This inaugural annual report for Franklin LifeSmart
TM
2060
Retirement Target Fund covers the period since the Fund's
inception on January 29, 2021, through December 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with its asset allocation. The Fund employs an
asset allocation strategy designed for investors who are
expecting to retire and who are likely to stop making new
investments in the Fund around the specific target year
(target date), as indicated in the Fund’s name, but who are
expecting to delay withdrawals until approximately seven
years after the target date (around their required minimum
distribution age). Under normal market conditions, the
investment manager allocates the Fund’s assets among the
broad asset classes of equity and fixed income investments
and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and
exchange traded funds (ETFs) and third-party ETFs, based
on each underlying fund’s predominant asset class and
strategy.
Performance Overview
The Fund’s Class A shares posted a +18.52% cumulative
total return for the period since the Fund’s inception
through December 31, 2021. In comparison, the Fund’s
equity benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures equity market performance
in global developed and emerging markets, posted a
+19.08% cumulative total return.
1
The Fund’s fixed income
benchmark, the Bloomberg Multiverse Index, a broad-based
measure of the global fixed income bond market, posted
a -3.68% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 61 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Investment Strategy
Under normal market conditions, the investment manager
uses a predetermined glide path as a guide in allocating
the Fund’s assets among underlying funds in the broad
asset classes (the Neutral Glide Path). Once the Fund is
less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a
sustained level of market turbulence or a prolonged down
(or bear) market, the investment manager, in its sole
discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher
fixed income and lower equity allocations than the Neutral
Glide Path (the Defensive Glide Path). Then, if the market
stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are
executed through purchases and sales of underlying funds
and ETFs to increase or decrease the Funds’ equity and
fixed income allocations.
The target asset allocations in the Neutral and Defensive
Glide Paths change over time, reducing their exposure to
equity investments and becoming increasingly conservative
until approximately seven years after the stated target date.
At seven years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-
income funds under the Neutral Glide Path and 30% equity
funds and 70% fixed-income funds under the Defensive
Glide Path.
When selecting equity funds, the investment manager
considers the underlying funds’ foreign and domestic
exposure, market capitalization ranges, and investment style
(growth vs. value). When selecting fixed-income funds, the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 62.8%
Foreign Equity 33.4%
Alternative Strategies 0.5%
Domestic Fixed Income 0.5%
Short-Term Investments & Other Net Assets 2.8%
1. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
132
.

Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
investment manager considers the need for reduced market
risks and lower volatility, appropriate to the Fund’s risk
profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios.
Manager’s Discussion
The Fund’s performance can be attributed largely to its
allocation among equities and fixed-income securities and
to the actual performance of the fund investments. This
allocation shifts every year, in accordance with the target
date associated with the portfolio.
At period-end, our largest domestic equity fund holding,
Franklin U.S. Core Equity (IU) Fund, outperformed the
Fund’s equity benchmark, the MSCI ACWI-NR, while our
largest foreign equity fund holding, Franklin International
Core Equity (IU) Fund, underperformed the index. On the
fixed income side, our largest domestic fixed income fund
holding, Western Asset Core Plus Bond Fund – Class IS,
performed better than the Fund’s fixed income benchmark,
the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
LifeSmart™ 2060 Retirement Target Fund. We look forward
to serving your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
A a
Franklin U.S. Core Equity (IU) Fund 24.8%
Franklin Growth Fund, Class R6 16.4%
Franklin International Core Equity (IU) Fund 13.2%
Vanguard S&P 500 ETF 10.4%
ClearBridge Large Cap Value Fund, Class IS 7.9%
Templeton Foreign Fund, Class R6 4.9%
Templeton Developing Markets Trust, Class R6 4.7%
Franklin Emerging Market Core Equity (IU) Fund 4.6%
Franklin LibertyQ U.S. Equity ETF 3.3%
iShares Core MSCI EAFE ETF 2.4%

Performance Summary as of December 31, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
Since Inception (1/29/21) +18.52% +12.03%
Advisor
Since Inception (1/29/21) +18.41% +18.41%
See page 63 for Performance Summary footnotes.

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
See page 63 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/29/21–12/31/21)
Advisor Class (1/29/21–12/31/21)

Franklin LifeSmart™ 2060 Retirement Target Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, including exchanged-traded funds
(ETFs), which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the price of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Events such as the spread of deadly dis-
eases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. These risks are described more fully in the
Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement horizons and risk tolerance.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other underlying fund, contrac-
tually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI All Country World Index (ACWI)-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and
captures investment-grade and high-yield securities in all eligible currencies.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/29/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain Total
A $0.3182 $0.2715 $0.5897
C $0.3185 $0.2715 $0.5900
R $0.3180 $0.2715 $0.5895
R6 $0.3217 $0.2715 $0.5932
Advisor $0.3168 $0.2715 $0.5883
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.70% 1.57%
Advisor 0.45% 1.32%

Your Fund’s Expenses
Franklin LifeSmart™ 2060 Retirement Target Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
1
A $1,000 $1,053.90 $1.10 $1,024.14 $1.08 0.21%
C $1,000 $1,053.10 $1.10 $1,024.13 $1.08 0.21%
R $1,000 $1,053.00 $1.08 $1,024.16 $1.06 0.21%
R6 $1,000 $1,054.20 $0.75 $1,024.47 $0.74 0.15%
Advisor $1,000 $1,053.00 $1.08 $1,024.16 $1.06 0.21%

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.62 $11.15 $10.35 $11.06 $10.96
Income from investment operations
a
:
Net investment income
b,c
........................ 0.36 0.39 0.43 0.50 0.43
Net realized and unrealized gains (losses) ........... 0.25 0.52 0.79 (0.77) 0.10
Total from investment operations .................... 0.61 0.91 1.22 (0.27) 0.53
Less distributions from:
Net investment income .......................... (0.43) (0.44) (0.42) (0.44) (0.43)
Net realized gains ............................. (0.30) — — — —
Total distributions ............................... (0.73) (0.44) (0.42) (0.44) (0.43)
Net asset value, end of year ....................... $11.50 $11.62 $11.15 $10.35 $11.06
Total return
d
................................... 5.41% 8.40% 11.93% (2.48)% 4.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.95% 0.94% 0.95% 0.90% 0.92%
Expenses net of waiver and payments by affiliates
e,f
..... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income
c
........................... 3.05% 3.56% 3.91% 4.63% 3.89%
Supplemental data
Net assets, end of year (000’s) ..................... $46,058 $40,343 $34,363 $31,461 $32,397
Portfolio turnover rate ............................ 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.29% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.48 $11.01 $10.23 $10.92 $10.83
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.30 0.34 0.42 0.34
Net realized and unrealized gains (losses) ........... 0.27 0.52 0.78 (0.76) 0.10
Total from investment operations .................... 0.52 0.82 1.12 (0.34) 0.44
Less distributions from:
Net investment income .......................... (0.34) (0.35) (0.34) (0.35) (0.35)
Net realized gains ............................. (0.30) — — — —
Total distributions ............................... (0.64) (0.35) (0.34) (0.35) (0.35)
Net asset value, end of year ....................... $11.36 $11.48 $11.01 $10.23 $10.92
Total return
d
................................... 4.56% 7.62% 11.14% (3.29)% 4.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.70% 1.69% 1.69% 1.65% 1.67%
Expenses net of waiver and payments by affiliates
e,f
..... 1.05% 1.05% 1.04% 1.05% 1.05%
Net investment income
c
........................... 2.20% 2.80% 3.17% 3.88% 3.14%
Supplemental data
Net assets, end of year (000’s) ..................... $6,803 $9,355 $10,568 $11,796 $16,070
Portfolio turnover rate ............................ 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.29% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $11.11 $10.31 $11.01 $10.92
Income from investment operations
a
:
Net investment income
b,c
........................ 0.33 0.37 0.40 0.48 0.40
Net realized and unrealized gains (losses) ........... 0.26 0.52 0.79 (0.77) 0.09
Total from investment operations .................... 0.59 0.89 1.19 (0.29) 0.49
Less distributions from:
Net investment income .......................... (0.41) (0.41) (0.39) (0.41) (0.40)
Net realized gains ............................. (0.30) — — — —
Total distributions ............................... (0.71) (0.41) (0.39) (0.41) (0.40)
Net asset value, end of year ....................... $11.47 $11.59 $11.11 $10.31 $11.01
Total return .................................... 5.15% 8.22% 11.69% (2.67)% 4.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.19% 1.11% 1.16% 1.11% 1.17%
Expenses net of waiver and payments by affiliates
d,e
..... 0.54% 0.47% 0.51% 0.51% 0.55%
Net investment income
c
........................... 2.80% 3.39% 3.70% 4.42% 3.64%
Supplemental data
Net assets, end of year (000’s) ..................... $2,197 $2,108 $2,336 $2,876 $4,071
Portfolio turnover rate ............................ 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.29% for the year ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.67 $11.20 $10.40 $11.11 $11.01
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.43 0.47 0.54 0.47
Net realized and unrealized gains (losses) ........... 0.31 0.52 0.78 (0.78) 0.10
Total from investment operations .................... 0.65 0.95 1.25 (0.24) 0.57
Less distributions from:
Net investment income .......................... (0.47) (0.48) (0.45) (0.47) (0.47)
Net realized gains ............................. (0.30) — — — —
Total distributions ............................... (0.77) (0.48) (0.45) (0.47) (0.47)
Net asset value, end of year ....................... $11.55 $11.67 $11.20 $10.40 $11.11
Total return .................................... 5.63% 8.81% 12.20% (2.16)% 5.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.57% 0.58% 0.59% 0.54% 0.52%
Expenses net of waiver and payments by affiliates
d,e
..... —% —% —% —% —%
Net investment income
c
........................... 2.88% 3.84% 4.21% 4.93% 4.19%
Supplemental data
Net assets, end of year (000’s) ..................... $56 $4,092 $2,043 $1,798 $4,031
Portfolio turnover rate ............................ 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.29% for the year ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.66 $11.19 $10.39 $11.10 $11.00
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.42 0.46 0.53 0.46
Net realized and unrealized gains (losses) ........... 0.26 0.52 0.79 (0.77) 0.10
Total from investment operations .................... 0.65 0.94 1.25 (0.24) 0.56
Less distributions from:
Net investment income .......................... (0.46) (0.47) (0.45) (0.47) (0.46)
Net realized gains ............................. (0.30) — — — —
Total distributions ............................... (0.76) (0.47) (0.45) (0.47) (0.46)
Net asset value, end of year ....................... $11.55 $11.66 $11.19 $10.39 $11.10
Total return .................................... 5.58% 8.75% 12.16% (2.21)% 5.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.70% 0.69% 0.70% 0.65% 0.67%
Expenses net of waiver and payments by affiliates
d,e
..... 0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income
c
........................... 3.34% 3.83% 4.16% 4.88% 4.14%
Supplemental data
Net assets, end of year (000’s) ..................... $2,837 $2,021 $1,875 $1,409 $2,122
Portfolio turnover rate ............................ 121.26% 51.13% 82.72% 46.27% 28.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.29% for the year ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
See Abbreviations on page 181 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
87.7%
Domestic Equity 23.6%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 212,452 $ 4,644,204
a
Franklin U.S. Core Equity (IU) Fund ..................................... 153,177 2,308,371
Global X U.S. Preferred ETF ........................................... 260,192 6,702,546
13,655,121
Domestic Fixed Income 51.8%
a
Franklin Liberty High Yield Corporate ETF ................................. 109,775 2,877,203
a
Franklin Liberty Investment Grade Corporate ETF ........................... 133,235 3,435,358
a
Franklin Liberty U.S. Core Bond ETF ..................................... 207,638 5,216,759
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 986,158 5,769,024
Schwab U.S. TIPS ETF ............................................... 27,553 1,732,808
a
Western Asset Income Fund, Class IS .................................... 946,333 5,753,705
a
Western Asset Short Duration High Income Fund, Class I ..................... 986,236 5,227,049
30,011,906
Foreign Equity 7.4%
iShares International Select Dividend ETF ................................. 83,608 2,606,898
a
Templeton Developing Markets Trust, Class R6 ............................. 24,792 550,869
a
Templeton Foreign Fund, Class R6 ...................................... 164,606 1,160,475
4,318,242
Foreign Fixed Income 4.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund - USD Hedged, Class IS .... 291,085 2,864,272
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$50,303,830) ................................................................
50,849,541
Units
a a a a
b
Index-Linked Notes 11.3%
Capital Markets 11.3%
c,d
Credit Suisse AG, Senior Note, 144A, 15.194%, 9/06/22 ...................... 812 3,309,448
c,d
UBS AG, Senior Note , 144A, 7.15%, 11/07/22 .............................. 2,624 3,231,802
6,541,250
Total Index-Linked Notes (Cost $5,753,564) .....................................
6,541,250
Total Long Term Investments (Cost $56,057,394) ................................
57,390,791
a
a a a a
Short Term Investments 0.9%
Shares
a
Money Market Funds 0.9%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 515,239 515,239
Total Money Market Funds (Cost $515,239) .....................................
515,239
Total Short Term Investments (Cost $515,239 ) ..................................
515,239
a
Total Investments (Cost $56,572,633) 99.9% ....................................
$57,906,030
Other Assets, less Liabilities 0.1% .............................................
45,677
Net Assets 100.0% ...........................................................
$57,951,707

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(c) regarding index-linked notes.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of these securities was $6,541,250, representing 11.3% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.99 $12.17 $11.00 $11.76 $10.68
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.19 0.29 0.35 0.18
Net realized and unrealized gains (losses) ........... 1.02 0.89 1.18 (0.79) 1.05
Total from investment operations .................... 1.24 1.08 1.47 (0.44) 1.23
Less distributions from:
Net investment income .......................... (0.34) (0.26) (0.30) (0.32) (0.15)
Net realized gains ............................. (0.89) — — — —
Total distributions ............................... (1.23) (0.26) (0.30) (0.32) (0.15)
Net asset value, end of year ....................... $13.00 $12.99 $12.17 $11.00 $11.76
Total return
d
................................... 9.62% 9.06% 13.43% (3.78)% 11.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.98% 0.98% 0.97% 0.94% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 0.46% 0.47%
f
0.35% 0.30% 0.30%
Net investment income
c
........................... 1.63% 1.61% 2.47% 2.92% 1.58%
Supplemental data
Net assets, end of year (000’s) ..................... $36,698 $30,265 $27,016 $24,108 $20,289
Portfolio turnover rate ............................ 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.91 $12.09 $10.93 $11.69 $10.62
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.10 0.20 0.24 0.10
Net realized and unrealized gains (losses) ........... 1.02 0.89 1.17 (0.76) 1.03
Total from investment operations .................... 1.13 0.99 1.37 (0.52) 1.13
Less distributions from:
Net investment income .......................... (0.24) (0.17) (0.21) (0.24) (0.06)
Net realized gains ............................. (0.89) — — — —
Total distributions ............................... (1.13) (0.17) (0.21) (0.24) (0.06)
Net asset value, end of year ....................... $12.91 $12.91 $12.09 $10.93 $11.69
Total return
d
................................... 8.85% 8.29% 12.59% (4.53)% 10.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.72% 1.73% 1.72% 1.69% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.22%
f
1.10% 1.05% 1.05%
Net investment income
c
........................... 0.79% 0.85% 1.72% 2.17% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $6,235 $7,118 $6,811 $6,364 $6,287
Portfolio turnover rate ............................ 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.98 $12.16 $10.99 $11.75 $10.66
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.16 0.26 0.29 0.12
Net realized and unrealized gains (losses) ........... 1.03 0.89 1.17 (0.76) 1.08
Total from investment operations .................... 1.20 1.05 1.43 (0.47) 1.20
Less distributions from:
Net investment income .......................... (0.29) (0.23) (0.26) (0.29) (0.11)
Net realized gains ............................. (0.89) — — — —
Total distributions ............................... (1.18) (0.23) (0.26) (0.29) (0.11)
Net asset value, end of year ....................... $13.00 $12.98 $12.16 $10.99 $11.75
Total return .................................... 9.37% 8.79% 13.25% (4.14)% 11.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.22% 1.23% 1.22% 1.19% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.72%
e
0.60% 0.55% 0.55%
Net investment income
c
........................... 1.23% 1.35% 2.22% 2.67% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $758 $786 $745 $767 $969
Portfolio turnover rate ............................ 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.03 $12.20 $11.02 $11.79 $10.70
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.22 0.32 0.37 0.21
Net realized and unrealized gains (losses) ........... 1.09 0.90 1.19 (0.78) 1.06
Total from investment operations .................... 1.28 1.12 1.51 (0.41) 1.27
Less distributions from:
Net investment income .......................... (0.38) (0.29) (0.33) (0.36) (0.18)
Net realized gains ............................. (0.89) — — — —
Total distributions ............................... (1.27) (0.29) (0.33) (0.36) (0.18)
Net asset value, end of year ....................... $13.04 $13.03 $12.20 $11.02 $11.79
Total return .................................... 9.93% 9.45% 13.83% (3.57)% 11.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.59% 0.62% 0.60% 0.58% 0.59%
Expenses net of waiver and payments by affiliates
d
...... 0.16% 0.16%
e
0.05% —% —%
Net investment income
c
........................... 1.40% 1.83% 2.77% 3.22% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $5 $4,855 $7,429 $8,562 $8,831
Portfolio turnover rate ............................ 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.03 $12.20 $11.03 $11.79 $10.70
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.22 0.32 0.35 0.23
Net realized and unrealized gains (losses) ........... 1.02 0.90 1.17 (0.76) 1.04
Total from investment operations .................... 1.28 1.12 1.49 (0.41) 1.27
Less distributions from:
Net investment income .......................... (0.37) (0.29) (0.32) (0.35) (0.18)
Net realized gains ............................. (0.89) — — — —
Total distributions ............................... (1.26) (0.29) (0.32) (0.35) (0.18)
Net asset value, end of year ....................... $13.05 $13.03 $12.20 $11.03 $11.79
Total return .................................... 9.95% 9.39% 13.77% (3.62)% 11.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.73% 0.73% 0.72% 0.69% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.21% 0.21%
e
0.10% 0.05% 0.05%
Net investment income
c
........................... 1.88% 1.80% 2.72% 3.17% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $826 $685 $745 $637 $691
Portfolio turnover rate ............................ 79.95% 68.93% 120.35% 57.42% 47.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,598 $ 229,241
Domestic Equity 38.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 54,787 2,169,022
a
Franklin Growth Fund, Class R6 ........................................ 28,924 4,373,598
a
Franklin LibertyQ U.S. Equity ETF ....................................... 18,743 881,483
a
Franklin U.S. Core Equity (IU) Fund ..................................... 585,415 8,822,202
Vanguard S&P 500 ETF .............................................. 2,414 1,053,880
17,300,185
Domestic Fixed Income 42.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 109,719 1,213,493
a
Franklin Liberty High Yield Corporate ETF ................................. 60,886 1,595,822
a
Franklin Liberty Investment Grade Corporate ETF ........................... 27,363 705,533
a
Franklin Liberty Senior Loan ETF ....................................... 35,527 887,464
a
Franklin Liberty U.S. Core Bond ETF ..................................... 317,077 7,966,338
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 59,333 1,417,988
Schwab U.S. TIPS ETF ............................................... 22,644 1,424,081
a
Western Asset Core Plus Bond Fund, Class IS ............................. 226,051 2,694,526
a
Western Asset Short-Term Bond Fund, Class IS ............................ 276,765 1,073,847
18,979,092
Foreign Equity 14.3%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 56,706 630,569
a
Franklin FTSE Europe ETF ............................................ 8,624 253,373
a
Franklin International Core Equity (IU) Fund ............................... 229,485 2,866,263
a
Franklin International Growth Fund, Class R6 .............................. 23,120 496,395
iShares Core MSCI EAFE ETF ......................................... 6,600 492,624
a
Templeton Developing Markets Trust, Class R6 ............................. 27,250 605,500
a
Templeton Foreign Fund, Class R6 ...................................... 147,800 1,041,988
6,386,712
Foreign Fixed Income 2.7%
a
Franklin Liberty International Aggregate Bond ETF .......................... 48,326 1,183,504
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$38,719,205) ................................................................
44,078,734
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 3 3
Total Money Market Funds (Cost $3) ...........................................
3

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.0%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $454,972)
BNP Paribas Securities Corp. (Maturity Value $192,708)
Deutsche Bank Securities, Inc. (Maturity Value $23,304)
HSBC Securities (USA), Inc. (Maturity Value $238,960)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $464,207) ......................................... $ 454,970 $ 454,971
Total Repurchase Agreements (Cost $454,970) ..................................
454,971
Total Short Term Investments (Cost $454,973 ) ..................................
454,974
a
Total Investments (Cost $39,174,178) 100.0% ...................................
$44,533,708
Other Assets, less Liabilities (0.0)%
†
...........................................
(12,170)
Net Assets 100.0% ...........................................................
$44,521,538
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.80 $12.98 $11.52 $12.97 $11.49
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.20 0.27 0.32 0.19
Net realized and unrealized gains (losses) ........... 1.31 1.08 1.66 (1.02) 1.52
Total from investment operations .................... 1.54 1.28 1.93 (0.70) 1.71
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.37) (0.21) (0.28) (0.33) (0.23)
Net realized gains ............................. (1.30) (0.25) (0.19) (0.42) —
Total distributions ............................... (1.67) (0.46) (0.47) (0.75) (0.23)
Net asset value, end of year ....................... $13.67 $13.80 $12.98 $11.52 $12.97
Total return
d
................................... 11.21% 10.26% 16.85% (5.46)% 14.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.76% 0.77% 0.80% 0.77% 0.80%
Expenses net of waiver and payments by affiliates
e
...... 0.47% 0.45%
f
0.35% 0.30%
f
0.30%
Net investment income
c
........................... 1.57% 1.53% 2.15% 2.41% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $118,521 $96,973 $86,084 $76,050 $77,510
Portfolio turnover rate ............................ 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.56 $12.76 $11.34 $12.77 $11.32
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.09 0.17 0.20 0.09
Net realized and unrealized gains (losses) ........... 1.30 1.08 1.62 (0.97) 1.50
Total from investment operations .................... 1.40 1.17 1.79 (0.77) 1.59
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.26) (0.12) (0.18) (0.24) (0.14)
Net realized gains ............................. (1.30) (0.25) (0.19) (0.42) —
Total distributions ............................... (1.56) (0.37) (0.37) (0.66) (0.14)
Net asset value, end of year ....................... $13.40 $13.56 $12.76 $11.34 $12.77
Total return
d
................................... 10.40% 9.44% 15.90% (6.12)% 14.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.50% 1.51% 1.55% 1.51% 1.55%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.20%
f
1.10% 1.04%
f
1.05%
Net investment income
c
........................... 0.70% 0.76% 1.40% 1.67% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $17,778 $21,991 $23,450 $21,907 $27,301
Portfolio turnover rate ............................ 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.75 $12.93 $11.48 $12.93 $11.44
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.16 0.23 0.26 0.14
Net realized and unrealized gains (losses) ........... 1.31 1.09 1.65 (0.99) 1.54
Total from investment operations .................... 1.49 1.25 1.88 (0.73) 1.68
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.33) (0.18) (0.24) (0.30) (0.19)
Net realized gains ............................. (1.30) (0.25) (0.19) (0.42) —
Total distributions ............................... (1.63) (0.43) (0.43) (0.72) (0.19)
Net asset value, end of year ....................... $13.61 $13.75 $12.93 $11.48 $12.93
Total return .................................... 10.89% 10.00% 16.52% (5.73)% 14.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.01% 1.02% 1.05% 1.02% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.72% 0.70%
e
0.60% 0.55%
e
0.55%
Net investment income
c
........................... 1.26% 1.24% 1.90% 2.16% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $3,069 $3,117 $3,930 $4,510 $6,166
Portfolio turnover rate ............................ 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.85 $13.02 $11.56 $13.01 $11.52
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.23 0.31 0.34 0.23
Net realized and unrealized gains (losses) ........... 1.39 1.10 1.65 (1.00) 1.53
Total from investment operations .................... 1.58 1.33 1.96 (0.66) 1.76
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.41) (0.25) (0.31) (0.37) (0.27)
Net realized gains ............................. (1.30) (0.25) (0.19) (0.42) —
Total distributions ............................... (1.71) (0.50) (0.50) (0.79) (0.27)
Net asset value, end of year ....................... $13.72 $13.85 $13.02 $11.56 $13.01
Total return .................................... 11.49% 10.64% 17.14% (5.15)% 15.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.39% 0.39% 0.41% 0.38% 0.37%
Expenses net of waiver and payments by affiliates
d
...... 0.15% 0.15%
e
0.05% —%
e
—%
Net investment income
c
........................... 1.34% 1.83% 2.45% 2.71% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $544 $16,094 $14,717 $14,228 $17,009
Portfolio turnover rate ............................ 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.83 $13.01 $11.55 $13.00 $11.51
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.24 0.30 0.33 0.23
Net realized and unrealized gains (losses) ........... 1.32 1.07 1.66 (1.00) 1.52
Total from investment operations .................... 1.58 1.31 1.96 (0.67) 1.75
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.40) (0.24) (0.31) (0.36) (0.26)
Net realized gains ............................. (1.30) (0.25) (0.19) (0.42) —
Total distributions ............................... (1.70) (0.49) (0.50) (0.78) (0.26)
Net asset value, end of year ....................... $13.71 $13.83 $13.01 $11.55 $13.00
Total return .................................... 11.53% 10.51% 17.09% (5.20)% 15.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.51% 0.52% 0.55% 0.52% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.20%
e
0.10% 0.05%
e
0.05%
Net investment income
c
........................... 1.80% 1.90% 2.40% 2.66% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $3,055 $2,872 $1,532 $1,449 $1,866
Portfolio turnover rate ............................ 69.35% 66.87% 84.18% 52.98% 34.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 34,184 $ 739,420
Domestic Equity 44.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 199,569 7,900,941
a
Franklin Growth Fund, Class R6 ........................................ 105,629 15,972,227
a
Franklin LibertyQ U.S. Equity ETF ....................................... 68,528 3,222,872
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,107,285 31,756,777
Vanguard S&P 500 ETF .............................................. 9,130 3,985,884
62,838,701
Domestic Fixed Income 34.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 255,448 2,825,250
a
Franklin Liberty High Yield Corporate ETF ................................. 159,710 4,185,999
a
Franklin Liberty Investment Grade Corporate ETF ........................... 71,833 1,852,156
a
Franklin Liberty Senior Loan ETF ....................................... 93,257 2,329,560
a
Franklin Liberty U.S. Core Bond ETF ..................................... 843,467 21,191,518
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 155,772 3,722,764
Schwab U.S. TIPS ETF ............................................... 59,207 3,723,528
a
Western Asset Core Plus Bond Fund, Class IS ............................. 589,890 7,031,491
a
Western Asset Short-Term Bond Fund, Class IS ............................ 722,246 2,802,314
49,664,580
Foreign Equity 18.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 278,552 3,097,498
a
Franklin FTSE Europe ETF ............................................ 32,953 968,159
a
Franklin International Core Equity (IU) Fund ............................... 872,573 10,898,437
a
Franklin International Growth Fund, Class R6 .............................. 88,265 1,895,053
iShares Core MSCI EAFE ETF ......................................... 25,300 1,888,392
a
Templeton Developing Markets Trust, Class R6 ............................. 136,128 3,024,775
a
Templeton Foreign Fund, Class R6 ...................................... 564,376 3,978,852
25,751,166
Foreign Fixed Income 2.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 113,263 2,773,811
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$119,747,126) ...............................................................
141,767,678
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 13 13
Total Money Market Funds (Cost $13) ..........................................
13

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.9%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $1,282,598)
BNP Paribas Securities Corp. (Maturity Value $543,257)
Deutsche Bank Securities, Inc. (Maturity Value $65,695)
HSBC Securities (USA), Inc. (Maturity Value $673,646)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $1,308,633) ........................................ $ 1,282,595 $ 1,282,595
Total Repurchase Agreements (Cost $1,282,595) ................................
1,282,595
Total Short Term Investments (Cost $1,282,608 ) .................................
1,282,608
a
Total Investments (Cost $121,029,734) 100.1% ..................................
$143,050,286
Other Assets, less Liabilities (0.1)% ...........................................
(83,773)
Net Assets 100.0% ...........................................................
$142,966,513
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.40 $13.28 $11.50 $12.70 $11.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.19 0.25 0.29 0.19
Net realized and unrealized gains (losses) ........... 1.61 1.29 1.90 (1.09) 1.65
Total from investment operations .................... 1.85 1.48 2.15 (0.80) 1.84
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.41) (0.22) (0.23) (0.32) (0.22)
Net realized gains ............................. (1.63) (0.14) (0.14) (0.08) —
Total distributions ............................... (2.04) (0.36) (0.37) (0.40) (0.22)
Net asset value, end of year ....................... $14.21 $14.40 $13.28 $11.50 $12.70
Total return
d
................................... 12.91% 11.52% 18.80% (6.32)% 16.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.93% 0.95% 1.02% 0.98% 1.08%
Expenses net of waiver and payments by affiliates
e
...... 0.46% 0.44%
f
0.34%
f
0.30%
f
0.30%
Net investment income
c
........................... 1.57% 1.46% 1.96% 2.24% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $49,835 $34,019 $27,248 $22,447 $19,270
Portfolio turnover rate ............................ 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.22 $13.13 $11.37 $12.56 $10.97
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.09 0.15 0.18 0.11
Net realized and unrealized gains (losses) ........... 1.61 1.27 1.89 (1.06) 1.63
Total from investment operations .................... 1.72 1.36 2.04 (0.88) 1.74
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.31) (0.13) (0.14) (0.23) (0.15)
Net realized gains ............................. (1.63) (0.14) (0.14) (0.08) —
Total distributions ............................... (1.94) (0.27) (0.28) (0.31) (0.15)
Net asset value, end of year ....................... $14.00 $14.22 $13.13 $11.37 $12.56
Total return
d
................................... 12.13% 10.60% 17.98% (7.02)% 15.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.68% 1.70% 1.77% 1.73% 1.83%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.19%
f
1.09%
f
1.05%
f
1.05%
Net investment income
c
........................... 0.74% 0.71% 1.21% 1.49% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $12,281 $10,937 $9,146 $7,460 $7,642
Portfolio turnover rate ............................ 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.38 $13.27 $11.48 $12.68 $11.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.15 0.22 0.23 0.15
Net realized and unrealized gains (losses) ........... 1.61 1.29 1.91 (1.06) 1.65
Total from investment operations .................... 1.81 1.44 2.13 (0.83) 1.80
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.37) (0.19) (0.20) (0.29) (0.18)
Net realized gains ............................. (1.63) (0.14) (0.14) (0.08) —
Total distributions ............................... (2.00) (0.33) (0.34) (0.37) (0.18)
Net asset value, end of year ....................... $14.19 $14.38 $13.27 $11.48 $12.68
Total return .................................... 12.65% 11.17% 18.64% (6.59)% 16.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.18% 1.20% 1.27% 1.23% 1.33%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.69%
e
0.59%
e
0.55%
e
0.55%
Net investment income
c
........................... 1.29% 1.19% 1.71% 1.99% 1.35%
Supplemental data
Net assets, end of year (000’s) ..................... $1,512 $1,186 $1,058 $816 $1,148
Portfolio turnover rate ............................ 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.46 $13.34 $11.54 $12.74 $11.12
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.23 0.29 0.32 0.23
Net realized and unrealized gains (losses) ........... 1.72 1.29 1.92 (1.08) 1.65
Total from investment operations .................... 1.90 1.52 2.21 (0.76) 1.88
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.45) (0.26) (0.27) (0.36) (0.26)
Net realized gains ............................. (1.63) (0.14) (0.14) (0.08) —
Total distributions ............................... (2.08) (0.40) (0.41) (0.44) (0.26)
Net asset value, end of year ....................... $14.28 $14.46 $13.34 $11.54 $12.74
Total return .................................... 13.24% 11.80% 19.26% (6.02)% 17.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.45% 0.50% 0.53% 0.52% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.15% 0.15%
e
0.04%
e
—%
e
—%
Net investment income
c
........................... 1.20% 1.72% 2.26% 2.54% 1.90%
Supplemental data
Net assets, end of year (000’s) ..................... $40 $23,717 $22,064 $18,389 $18,260
Portfolio turnover rate ............................ 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.44 $13.33 $11.53 $12.73 $11.11
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.23 0.28 0.31 0.23
Net realized and unrealized gains (losses) ........... 1.62 1.28 1.92 (1.08) 1.64
Total from investment operations .................... 1.90 1.51 2.20 (0.77) 1.87
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.44) (0.26) (0.26) (0.35) (0.25)
Net realized gains ............................. (1.63) (0.14) (0.14) (0.08) —
Total distributions ............................... (2.07) (0.40) (0.40) (0.43) (0.25)
Net asset value, end of year ....................... $14.27 $14.44 $13.33 $11.53 $12.73
Total return .................................... 13.28% 11.68% 19.22% (6.08)% 16.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.68% 0.70% 0.77% 0.73% 0.83%
Expenses net of waiver and payments by affiliates
d
...... 0.21% 0.19%
e
0.09%
e
0.05%
e
0.05%
Net investment income
c
........................... 1.81% 1.74% 2.21% 2.49% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $1,937 $1,546 $997 $785 $662
Portfolio turnover rate ............................ 82.69% 67.25% 93.46% 47.37% 37.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 15,737 $ 340,401
Domestic Equity 49.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 101,016 3,999,208
a
Franklin Growth Fund, Class R6 ........................................ 54,781 8,283,384
a
Franklin LibertyQ U.S. Equity ETF ....................................... 35,457 1,667,543
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,079,878 16,273,762
Vanguard S&P 500 ETF .............................................. 4,755 2,075,890
32,299,787
Domestic Fixed Income 26.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 85,883 949,870
a
Franklin Liberty High Yield Corporate ETF ................................. 55,452 1,453,397
a
Franklin Liberty Investment Grade Corporate ETF ........................... 24,908 642,233
a
Franklin Liberty Senior Loan ETF ....................................... 32,366 808,503
a
Franklin Liberty U.S. Core Bond ETF ..................................... 293,962 7,385,589
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 54,090 1,292,686
Schwab U.S. TIPS ETF ............................................... 20,517 1,290,314
a
Western Asset Core Plus Bond Fund, Class IS ............................. 200,233 2,386,772
a
Western Asset Short-Term Bond Fund, Class IS ............................ 245,242 951,538
17,160,902
Foreign Equity 21.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 152,159 1,692,004
a
Franklin FTSE Europe ETF ............................................ 17,807 523,170
a
Franklin International Core Equity (IU) Fund ............................... 478,222 5,972,992
a
Franklin International Growth Fund, Class R6 .............................. 47,849 1,027,329
iShares Core MSCI EAFE ETF ......................................... 13,550 1,011,372
a
Templeton Developing Markets Trust, Class R6 ............................. 74,965 1,665,712
a
Templeton Foreign Fund, Class R6 ...................................... 304,922 2,149,699
14,042,278
Foreign Fixed Income 1.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 38,907 952,832
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$54,190,531) ................................................................
64,796,200
a a a a
Short Term Investments 1.3%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 6 6
Total Money Market Funds (Cost $6) ...........................................
6

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.3%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $848,191)
BNP Paribas Securities Corp. (Maturity Value $359,260)
Deutsche Bank Securities, Inc. (Maturity Value $43,444)
HSBC Securities (USA), Inc. (Maturity Value $445,487)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $865,408) ......................................... $ 848,189 $ 848,189
Total Repurchase Agreements (Cost $848,189) ..................................
848,189
Total Short Term Investments (Cost $848,195 ) ..................................
848,195
a
Total Investments (Cost $55,038,726) 100.1% ...................................
$65,644,395
Other Assets, less Liabilities (0.1)% ...........................................
(39,659)
Net Assets 100.0% ...........................................................
$65,604,736
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.18 $13.94 $12.03 $13.70 $11.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.19 0.24 0.29 0.20
Net realized and unrealized gains (losses) ........... 1.90 1.61 2.19 (1.21) 1.92
Total from investment operations .................... 2.14 1.80 2.43 (0.92) 2.12
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.42) (0.20) (0.24) (0.30) (0.28)
Net realized gains ............................. (2.23) (0.36) (0.28) (0.45) —
Total distributions ............................... (2.65) (0.56) (0.52) (0.75) (0.28)
Net asset value, end of year ....................... $14.67 $15.18 $13.94 $12.03 $13.70
Total return
d
................................... 14.20% 13.44% 20.36% (6.87)% 17.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.81% 0.81% 0.86% 0.81% 0.86%
Expenses net of waiver and payments by affiliates
e
...... 0.47% 0.43%
f
0.34% 0.30%
f
0.30%
Net investment income
c
........................... 1.45% 1.38% 1.81% 2.04% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $104,174 $84,029 $72,425 $60,087 $61,238
Portfolio turnover rate ............................ 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.79 $13.60 $11.75 $13.40 $11.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.08 0.14 0.16 0.10
Net realized and unrealized gains (losses) ........... 1.88 1.58 2.13 (1.16) 1.88
Total from investment operations .................... 1.97 1.66 2.27 (1.00) 1.98
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.30) (0.11) (0.14) (0.20) (0.19)
Net realized gains ............................. (2.23) (0.36) (0.28) (0.45) —
Total distributions ............................... (2.53) (0.47) (0.42) (0.65) (0.19)
Net asset value, end of year ....................... $14.23 $14.79 $13.60 $11.75 $13.40
Total return
d
................................... 13.36% 12.62% 19.46% (7.58)% 17.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.55% 1.56% 1.61% 1.56% 1.60%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.18%
f
1.09% 1.05%
f
1.04%
Net investment income
c
........................... 0.60% 0.60% 1.06% 1.29% 0.81%
Supplemental data
Net assets, end of year (000’s) ..................... $18,502 $21,329 $21,115 $18,350 $21,451
Portfolio turnover rate ............................ 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.17 $13.92 $12.01 $13.69 $11.84
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.15 0.20 0.24 0.15
Net realized and unrealized gains (losses) ........... 1.91 1.63 2.20 (1.20) 1.94
Total from investment operations .................... 2.09 1.78 2.40 (0.96) 2.09
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.37) (0.17) (0.21) (0.27) (0.24)
Net realized gains ............................. (2.23) (0.36) (0.28) (0.45) —
Total distributions ............................... (2.60) (0.53) (0.49) (0.72) (0.24)
Net asset value, end of year ....................... $14.66 $15.17 $13.92 $12.01 $13.69
Total return .................................... 13.87% 13.23% 20.10% (7.18)% 17.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.05% 1.05% 1.10% 1.05% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.68%
e
0.58% 0.54%
e
0.55%
Net investment income
c
........................... 1.08% 1.07% 1.57% 1.80% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $4,113 $4,530 $4,966 $4,762 $5,745
Portfolio turnover rate ............................ 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.31 $14.05 $12.12 $13.80 $11.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.23 0.29 0.31 0.25
Net realized and unrealized gains (losses) ........... 2.02 1.63 2.20 (1.20) 1.93
Total from investment operations .................... 2.20 1.86 2.49 (0.89) 2.18
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.47) (0.24) (0.28) (0.34) (0.32)
Net realized gains ............................. (2.23) (0.36) (0.28) (0.45) —
Total distributions ............................... (2.70) (0.60) (0.56) (0.79) (0.32)
Net asset value, end of year ....................... $14.81 $15.31 $14.05 $12.12 $13.80
Total return .................................... 14.46% 13.82% 20.73% (6.63)% 18.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.40% 0.41% 0.39% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.14% 0.13%
e
0.04% —%
e
—%
Net investment income
c
........................... 1.10% 1.66% 2.11% 2.34% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $93 $30,069 $28,513 $22,207 $26,497
Portfolio turnover rate ............................ 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.33 $14.07 $12.13 $13.81 $11.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.23 0.28 0.32 0.23
Net realized and unrealized gains (losses) ........... 1.93 1.63 2.21 (1.22) 1.94
Total from investment operations .................... 2.20 1.86 2.49 (0.90) 2.17
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.46) (0.24) (0.27) (0.33) (0.31)
Net realized gains ............................. (2.23) (0.36) (0.28) (0.45) —
Total distributions ............................... (2.69) (0.60) (0.55) (0.78) (0.31)
Net asset value, end of year ....................... $14.84 $15.33 $14.07 $12.13 $13.81
Total return .................................... 14.46% 13.75% 20.73% (6.67)% 18.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.56% 0.56% 0.61% 0.56% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.21% 0.18%
e
0.09% 0.05%
e
0.05%
Net investment income
c
........................... 1.67% 1.67% 2.06% 2.29% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $3,911 $3,438 $2,145 $1,723 $1,578
Portfolio turnover rate ............................ 69.46% 47.82% 79.04% 47.85% 31.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 31,195 $ 674,767
Domestic Equity 54.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 225,369 8,922,369
a
Franklin Growth Fund, Class R6 ........................................ 118,728 17,952,826
a
Franklin LibertyQ U.S. Equity ETF ....................................... 77,333 3,636,971
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,254,943 33,981,989
Vanguard S&P 500 ETF .............................................. 14,117 6,163,059
70,657,214
Domestic Fixed Income 18.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 146,065 1,615,481
a
Franklin Liberty High Yield Corporate ETF ................................. 77,378 2,028,077
a
Franklin Liberty Investment Grade Corporate ETF ........................... 34,787 896,955
a
Franklin Liberty Senior Loan ETF ....................................... 45,176 1,128,497
a
Franklin Liberty U.S. Core Bond ETF ..................................... 402,776 10,119,465
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 75,407 1,802,137
Schwab U.S. TIPS ETF ............................................... 28,700 1,804,943
a
Western Asset Core Plus Bond Fund, Class IS ............................. 286,177 3,411,230
a
Western Asset Short-Term Bond Fund, Class IS ............................ 350,339 1,359,316
24,166,101
Foreign Equity 24.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 393,141 4,371,726
a
Franklin FTSE Europe ETF ............................................ 39,879 1,171,645
a
Franklin International Core Equity (IU) Fund ............................... 1,079,874 13,487,630
a
Franklin International Growth Fund, Class R6 .............................. 106,716 2,291,201
iShares Core MSCI EAFE ETF ......................................... 30,425 2,270,922
a
Templeton Developing Markets Trust, Class R6 ............................. 190,525 4,233,465
a
Templeton Foreign Fund, Class R6 ...................................... 652,482 4,599,997
32,426,586
Foreign Fixed Income 1.2%
a
Franklin Liberty International Aggregate Bond ETF .......................... 64,646 1,583,181
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$102,990,618) ...............................................................
129,507,849
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 9 9
Total Money Market Funds (Cost $9) ...........................................
9

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
s
h
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.0%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $1,320,366)
BNP Paribas Securities Corp. (Maturity Value $559,254)
Deutsche Bank Securities, Inc. (Maturity Value $67,629)
HSBC Securities (USA), Inc. (Maturity Value $693,483)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $1,347,167) ........................................ $ 1,320,363 $ 1,320,363
Total Repurchase Agreements (Cost $1,320,363) ................................
1,320,363
Total Short Term Investments (Cost $1,320,372 ) .................................
1,320,372
a
Total Investments (Cost $104,310,990) 100.0% ..................................
$130,828,221
Other Assets, less Liabilities (0.0)%
†
...........................................
(34,344)
Net Assets 100.0% ...........................................................
$130,793,877
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.30 $13.76 $11.61 $13.03 $11.20
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.18 0.22 0.27 0.18
Net realized and unrealized gains (losses) ........... 2.19 1.82 2.25 (1.17) 1.88
Total from investment operations .................... 2.43 2.00 2.47 (0.90) 2.06
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.43) (0.23) (0.18) (0.30) (0.23)
Net realized gains ............................. (2.88) (0.23) (0.14) (0.22) —
Total distributions ............................... (3.31) (0.46) (0.32) (0.52) (0.23)
Net asset value, end of year ....................... $14.42 $15.30 $13.76 $11.61 $13.03
Total return
d
................................... 15.99% 15.04% 21.50% (7.00)% 18.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.11% 1.11% 1.18% 1.14% 1.26%
Expenses net of waiver and payments by affiliates
e
...... 0.46% 0.43%
f
0.34%
f
0.30%
f
0.30%
Net investment income
c
........................... 1.43% 1.30% 1.67% 2.03% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $35,193 $24,809 $19,322 $15,921 $14,001
Portfolio turnover rate ............................ 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.02 $13.52 $11.42 $12.83 $11.05
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.07 0.12 0.16 0.11
Net realized and unrealized gains (losses) ........... 2.18 1.79 2.21 (1.14) 1.83
Total from investment operations .................... 2.28 1.86 2.33 (0.98) 1.94
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.13) (0.09) (0.21) (0.16)
Net realized gains ............................. (2.88) (0.23) (0.14) (0.22) —
Total distributions ............................... (3.20) (0.36) (0.23) (0.43) (0.16)
Net asset value, end of year ....................... $14.10 $15.02 $13.52 $11.42 $12.83
Total return
d
................................... 15.25% 14.15% 20.56% (7.71)% 17.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.85% 1.86% 1.93% 1.89% 2.01%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.18%
f
1.09%
f
1.05%
f
1.05%
Net investment income
c
........................... 0.62% 0.55% 0.92% 1.28% 0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $7,989 $6,867 $5,630 $4,286 $4,015
Portfolio turnover rate ............................ 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.28 $13.74 $11.60 $13.02 $11.17
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.14 0.18 0.22 0.13
Net realized and unrealized gains (losses) ........... 2.21 1.82 2.25 (1.16) 1.91
Total from investment operations .................... 2.39 1.96 2.43 (0.94) 2.04
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.38) (0.19) (0.15) (0.26) (0.19)
Net realized gains ............................. (2.88) (0.23) (0.14) (0.22) —
Total distributions ............................... (3.26) (0.42) (0.29) (0.48) (0.19)
Net asset value, end of year ....................... $14.41 $15.28 $13.74 $11.60 $13.02
Total return .................................... 15.78% 14.74% 21.13% (7.27)% 18.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.35% 1.36% 1.43% 1.39% 1.51%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.68%
e
0.59%
e
0.55%
e
0.55%
Net investment income
c
........................... 1.09% 1.02% 1.42% 1.78% 1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $1,806 $1,540 $1,528 $1,273 $1,519
Portfolio turnover rate ............................ 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.40 $13.85 $11.69 $13.11 $11.26
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.21 0.25 0.30 0.23
Net realized and unrealized gains (losses) ........... 2.33 1.84 2.27 (1.16) 1.89
Total from investment operations .................... 2.50 2.05 2.52 (0.86) 2.12
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.48) (0.27) (0.22) (0.34) (0.27)
Net realized gains ............................. (2.88) (0.23) (0.14) (0.22) —
Total distributions ............................... (3.36) (0.50) (0.36) (0.56) (0.27)
Net asset value, end of year ....................... $14.54 $15.40 $13.85 $11.69 $13.11
Total return .................................... 16.42% 15.35% 21.89% (6.77)% 18.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.49% 0.55% 0.58% 0.58% 0.61%
Expenses net of waiver and payments by affiliates
d
...... 0.14% 0.13%
e
0.04%
e
—%
e
—%
Net investment income
c
........................... 1.01% 1.58% 1.97% 2.33% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $310 $25,450 $22,250 $18,247 $17,521
Portfolio turnover rate ............................ 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.37 $13.82 $11.67 $13.10 $11.25
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.22 0.33 0.27 0.22
Net realized and unrealized gains (losses) ........... 2.21 1.82 2.18 (1.15) 1.89
Total from investment operations .................... 2.50 2.04 2.51 (0.88) 2.11
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.47) (0.26) (0.22) (0.33) (0.26)
Net realized gains ............................. (2.88) (0.23) (0.14) (0.22) —
Total distributions ............................... (3.35) (0.49) (0.36) (0.55) (0.26)
Net asset value, end of year ....................... $14.52 $15.37 $13.82 $11.67 $13.10
Total return .................................... 16.40% 15.33% 21.68% (6.82)% 18.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.86% 0.86% 0.93% 0.89% 1.01%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.18%
e
0.09%
e
0.05%
e
0.05%
Net investment income
c
........................... 1.75% 1.60% 1.92% 2.28% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $937 $506 $146 $165 $155
Portfolio turnover rate ............................ 86.92% 37.54% 90.08% 41.77% 39.11%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 11,080 $ 239,667
Domestic Equity 59.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 85,830 3,398,026
a
Franklin Growth Fund, Class R6 ........................................ 47,272 7,148,048
a
Franklin LibertyQ U.S. Equity ETF ....................................... 30,211 1,420,823
a
Franklin U.S. Core Equity (IU) Fund ..................................... 824,966 12,432,235
Vanguard S&P 500 ETF .............................................. 6,885 3,005,784
27,404,916
Domestic Fixed Income 10.9%
a
Franklin Liberty High Yield Corporate ETF ................................. 17,257 452,306
a
Franklin Liberty Investment Grade Corporate ETF ........................... 7,782 200,653
a
Franklin Liberty Senior Loan ETF ....................................... 10,062 251,349
a
Franklin Liberty U.S. Core Bond ETF ..................................... 91,226 2,291,989
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 16,839 402,432
Schwab U.S. TIPS ETF ............................................... 6,413 403,314
a
Western Asset Core Plus Bond Fund, Class IS ............................. 62,113 740,382
a
Western Asset Short-Term Bond Fund, Class IS ............................ 76,150 295,463
5,037,888
Foreign Equity 28.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 156,016 1,734,895
a
Franklin FTSE Europe ETF ............................................ 16,083 472,518
a
Franklin International Core Equity (IU) Fund ............................... 423,187 5,285,608
a
Franklin International Growth Fund, Class R6 .............................. 42,958 922,300
iShares Core MSCI EAFE ETF ......................................... 12,275 916,206
a
Templeton Developing Markets Trust, Class R6 ............................. 77,363 1,719,000
a
Templeton Foreign Fund, Class R6 ...................................... 268,572 1,893,431
12,943,958
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$35,472,788) ................................................................
45,626,429
a a a a
Short Term Investments 1.4%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 4 4
Total Money Market Funds (Cost $4) ...........................................
4

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 1.4%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $626,365)
BNP Paribas Securities Corp. (Maturity Value $265,304)
Deutsche Bank Securities, Inc. (Maturity Value $32,082)
HSBC Securities (USA), Inc. (Maturity Value $328,979)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $639,079) ......................................... $ 626,364 $ 626,364
Total Repurchase Agreements (Cost $626,364) ..................................
626,364
Total Short Term Investments (Cost $626,368 ) ..................................
626,368
a
Total Investments (Cost $36,099,156) 100.1% ...................................
$46,252,797
Other Assets, less Liabilities (0.1)% ...........................................
(18,239)
Net Assets 100.0% ...........................................................
$46,234,558
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.80 $14.27 $12.04 $13.78 $11.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.17 0.21 0.27 0.20
Net realized and unrealized gains (losses) ........... 2.45 1.98 2.45 (1.26) 2.01
Total from investment operations .................... 2.68 2.15 2.66 (0.99) 2.21
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.45) (0.19) (0.21) (0.27) (0.29)
Net realized gains ............................. (2.84) (0.43) (0.22) (0.48) —
Total distributions ............................... (3.29) (0.62) (0.43) (0.75) (0.29)
Net asset value, end of year ....................... $15.19 $15.80 $14.27 $12.04 $13.78
Total return
d
................................... 17.06% 15.76% 22.33% (7.42)% 18.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.91% 0.94% 0.98% 0.93% 1.01%
Expenses net of waiver and payments by affiliates
e
...... 0.46% 0.43%
f
0.34%
f
0.30%
f
0.30%
Net investment income
c
........................... 1.32% 1.22% 1.57% 1.91% 1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $72,764 $59,801 $51,412 $44,978 $46,783
Portfolio turnover rate ............................ 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.33 $13.88 $11.72 $13.44 $11.57
Income from investment operations
a
:
Net investment income
b,c
........................ 0.08 0.06 0.11 0.15 0.10
Net realized and unrealized gains (losses) ........... 2.38 1.94 2.38 (1.22) 1.96
Total from investment operations .................... 2.46 2.00 2.49 (1.07) 2.06
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.34) (0.12) (0.11) (0.17) (0.19)
Net realized gains ............................. (2.84) (0.43) (0.22) (0.48) —
Total distributions ............................... (3.18) (0.55) (0.33) (0.65) (0.19)
Net asset value, end of year ....................... $14.61 $15.33 $13.88 $11.72 $13.44
Total return
d
................................... 16.10% 15.00% 21.35% (8.07)% 17.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.66% 1.68% 1.73% 1.67% 1.75%
Expenses net of waiver and payments by affiliates
e
...... 1.21% 1.17%
f
1.09%
f
1.04%
f
1.04%
Net investment income
c
........................... 0.48% 0.46% 0.82% 1.17% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $13,509 $14,502 $13,333 $11,738 $13,190
Portfolio turnover rate ............................ 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.74 $14.20 $11.98 $13.72 $11.81
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.11 0.17 0.23 0.17
Net realized and unrealized gains (losses) ........... 2.43 2.01 2.45 (1.25) 2.00
Total from investment operations .................... 2.62 2.12 2.62 (1.02) 2.17
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.41) (0.15) (0.18) (0.24) (0.26)
Net realized gains ............................. (2.84) (0.43) (0.22) (0.48) —
Total distributions ............................... (3.25) (0.58) (0.40) (0.72) (0.26)
Net asset value, end of year ....................... $15.11 $15.74 $14.20 $11.98 $13.72
Total return .................................... 16.73% 15.55% 21.95% (7.61)% 18.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.16% 1.18% 1.22% 1.17% 1.26%
Expenses net of waiver and payments by affiliates
d
...... 0.71% 0.67%
e
0.58%
e
0.54%
e
0.55%
Net investment income
c
........................... 1.08% 0.80% 1.33% 1.67% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $3,348 $2,620 $4,838 $5,146 $5,464
Portfolio turnover rate ............................ 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.93 $14.38 $12.12 $13.88 $11.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.21 0.27 0.30 0.25
Net realized and unrealized gains (losses) ........... 2.60 2.01 2.46 (1.27) 2.02
Total from investment operations .................... 2.75 2.22 2.73 (0.97) 2.27
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.50) (0.24) (0.25) (0.31) (0.33)
Net realized gains ............................. (2.84) (0.43) (0.22) (0.48) —
Total distributions ............................... (3.34) (0.67) (0.47) (0.79) (0.33)
Net asset value, end of year ....................... $15.34 $15.93 $14.38 $12.12 $13.88
Total return .................................... 17.37% 16.11% 22.69% (7.16)% 19.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.41% 0.44% 0.46% 0.46% 0.43%
Expenses net of waiver and payments by affiliates
d
...... 0.14% 0.13%
e
0.04%
e
—%
e
—%
Net investment income
c
........................... 0.87% 1.52% 1.87% 2.21% 1.83%
Supplemental data
Net assets, end of year (000’s) ..................... $4 $23,504 $20,022 $12,681 $13,787
Portfolio turnover rate ............................ 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.93 $14.38 $12.13 $13.88 $11.94
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.21 0.25 0.31 0.23
Net realized and unrealized gains (losses) ........... 2.46 2.00 2.46 (1.28) 2.03
Total from investment operations .................... 2.74 2.21 2.71 (0.97) 2.26
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.49) (0.23) (0.24) (0.30) (0.32)
Net realized gains ............................. (2.84) (0.43) (0.22) (0.48) —
Total distributions ............................... (3.33) (0.66) (0.46) (0.78) (0.32)
Net asset value, end of year ....................... $15.34 $15.93 $14.38 $12.13 $13.88
Total return .................................... 17.32% 16.06% 22.53% (7.13)% 19.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.67% 0.69% 0.73% 0.68% 0.76%
Expenses net of waiver and payments by affiliates
d
...... 0.22% 0.18%
e
0.09%
e
0.05%
e
0.05%
Net investment income
c
........................... 1.63% 1.49% 1.82% 2.16% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $1,584 $1,089 $819 $639 $602
Portfolio turnover rate ............................ 70.40% 36.61% 86.25% 43.20% 31.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 21,830 $ 472,196
Domestic Equity 62.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 181,649 7,191,500
a
Franklin Growth Fund, Class R6 ........................................ 97,317 14,715,308
a
Franklin LibertyQ U.S. Equity ETF ....................................... 62,735 2,950,427
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,774,949 26,748,484
Vanguard S&P 500 ETF .............................................. 12,511 5,461,927
57,067,646
Domestic Fixed Income 4.4%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 80,470 2,021,752
a
Western Asset Core Plus Bond Fund, Class IS ............................. 170,194 2,028,708
4,050,460
Foreign Equity 31.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 372,087 4,137,604
a
Franklin FTSE Europe ETF ............................................ 34,540 1,014,785
a
Franklin International Core Equity (IU) Fund ............................... 931,857 11,638,898
a
Franklin International Growth Fund, Class R6 .............................. 92,423 1,984,318
iShares Core MSCI EAFE ETF ......................................... 26,425 1,972,362
a
Templeton Developing Markets Trust, Class R6 ............................. 181,407 4,030,870
a
Templeton Foreign Fund, Class R6 ...................................... 573,180 4,040,920
28,819,757
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$68,629,453) ................................................................
90,410,059
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 6 6
Total Money Market Funds (Cost $6) ...........................................
6
Principal
Amount
Repurchase Agreements 1.0%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $925,677)
BNP Paribas Securities Corp. (Maturity Value $392,080)
Deutsche Bank Securities, Inc. (Maturity Value $47,413)
HSBC Securities (USA), Inc. (Maturity Value $486,184)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $944,467) ......................................... $ 925,675 925,675
Total Repurchase Agreements (Cost $925,675) ..................................
925,675
Total Short Term Investments (Cost $925,681 ) ..................................
925,681
a
Total Investments (Cost $69,555,134) 100.1% ...................................
$91,335,740
Other Assets, less Liabilities (0.1)% ...........................................
(125,472)
Net Assets 100.0% ...........................................................
$91,210,268

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.76 $14.01 $11.74 $13.19 $11.29
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.17 0.19 0.27 0.20
Net realized and unrealized gains (losses) ........... 2.51 2.03 2.37 (1.23) 1.93
Total from investment operations .................... 2.75 2.20 2.56 (0.96) 2.13
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.43) (0.22) (0.16) (0.30) (0.23)
Net realized gains ............................. (3.48) (0.23) (0.13) (0.19) —
Total distributions ............................... (3.91) (0.45) (0.29) (0.49) (0.23)
Net asset value, end of year ....................... $14.60 $15.76 $14.01 $11.74 $13.19
Total return
d
................................... 17.58% 16.22% 22.00% (7.40)% 18.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.28% 1.28% 1.35% 1.30% 1.53%
Expenses net of waiver and payments by affiliates
e
...... 0.45% 0.42%
f
0.34%
f
0.30%
f
0.30%
Net investment income
c
........................... 1.42% 1.23% 1.55% 1.98% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $30,413 $20,709 $16,729 $16,856 $13,823
Portfolio turnover rate ............................ 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
115
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.61 $13.91 $11.66 $13.11 $11.24
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.07 0.11 0.16 0.11
Net realized and unrealized gains (losses) ........... 2.49 2.00 2.34 (1.22) 1.91
Total from investment operations .................... 2.59 2.07 2.45 (1.06) 2.02
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.32) (0.14) (0.07) (0.20) (0.15)
Net realized gains ............................. (3.48) (0.23) (0.13) (0.19) —
Total distributions ............................... (3.80) (0.37) (0.20) (0.39) (0.15)
Net asset value, end of year ....................... $14.40 $15.61 $13.91 $11.66 $13.11
Total return
d
................................... 16.66% 15.35% 21.13% (8.12)% 18.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.02% 2.03% 2.10% 2.05% 2.28%
Expenses net of waiver and payments by affiliates
e
...... 1.20% 1.17%
f
1.09%
f
1.05%
f
1.05%
Net investment income
c
........................... 0.57% 0.48% 0.80% 1.23% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $8,038 $7,014 $5,658 $4,167 $3,797
Portfolio turnover rate ............................ 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.76 $14.01 $11.74 $13.19 $11.29
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.13 0.17 0.23 0.16
Net realized and unrealized gains (losses) ........... 2.54 2.03 2.36 (1.22) 1.94
Total from investment operations .................... 2.71 2.16 2.53 (0.99) 2.10
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.38) (0.18) (0.13) (0.27) (0.20)
Net realized gains ............................. (3.48) (0.23) (0.13) (0.19) —
Total distributions ............................... (3.86) (0.41) (0.26) (0.46) (0.20)
Net asset value, end of year ....................... $14.61 $15.76 $14.01 $11.74 $13.19
Total return .................................... 17.23% 15.92% 21.72% (7.62)% 18.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.51% 1.53% 1.60% 1.55% 1.78%
Expenses net of waiver and payments by affiliates
d
...... 0.70% 0.67%
e
0.59%
e
0.55%
e
0.55%
Net investment income
c
........................... 0.97% 0.91% 1.30% 1.73% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $1,857 $2,468 $2,364 $1,814 $1,608
Portfolio turnover rate ............................ 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
117
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.87 $14.10 $11.80 $13.26 $11.34
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.21 0.26 0.29 0.24
Net realized and unrealized gains (losses) ........... 2.68 2.05 2.37 (1.23) 1.94
Total from investment operations .................... 2.82 2.26 2.63 (0.94) 2.18
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.49) (0.26) (0.20) (0.33) (0.26)
Net realized gains ............................. (3.48) (0.23) (0.13) (0.19) —
Total distributions ............................... (3.97) (0.49) (0.33) (0.52) (0.26)
Net asset value, end of year ....................... $14.72 $15.87 $14.10 $11.80 $13.26
Total return .................................... 17.84% 16.59% 22.50% (7.18)% 19.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.51% 0.59% 0.62% 0.65% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.14% 0.12%
e
0.04%
e
—%
e
—%
Net investment income
c
........................... 0.85% 1.54% 1.85% 2.28% 1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $2 $22,839 $17,560 $11,800 $12,099
Portfolio turnover rate ............................ 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.87 $14.10 $11.80 $13.26 $11.35
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.20 0.24 0.28 0.23
Net realized and unrealized gains (losses) ........... 2.53 2.05 2.38 (1.22) 1.94
Total from investment operations .................... 2.81 2.25 2.62 (0.94) 2.17
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.48) (0.25) (0.19) (0.33) (0.26)
Net realized gains ............................. (3.48) (0.23) (0.13) (0.19) —
Total distributions ............................... (3.96) (0.48) (0.32) (0.52) (0.26)
Net asset value, end of year ....................... $14.72 $15.87 $14.10 $11.80 $13.26
Total return .................................... 17.77% 16.54% 22.44% (7.23)% 19.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.03% 1.03% 1.10% 1.05% 1.28%
Expenses net of waiver and payments by affiliates
d
...... 0.20% 0.18%
e
0.09%
e
0.05%
e
0.05%
Net investment income
c
........................... 1.62% 1.45% 1.80% 2.23% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $942 $720 $617 $468 $512
Portfolio turnover rate ............................ 85.61% 35.30% 94.67% 43.18% 35.70%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
See Abbreviations on page 181 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,497 $ 227,056
Domestic Equity 64.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 84,976 3,364,181
a
Franklin Growth Fund, Class R6 ........................................ 47,653 7,205,622
a
Franklin LibertyQ U.S. Equity ETF ....................................... 30,499 1,434,368
a
Franklin U.S. Core Equity (IU) Fund ..................................... 732,115 11,032,966
Vanguard S&P 500 ETF .............................................. 7,853 3,428,384
26,465,521
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class IS ............................. 17,120 204,076
Foreign Equity 34.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 172,290 1,915,868
a
Franklin FTSE Europe ETF ............................................ 17,635 518,116
a
Franklin International Core Equity (IU) Fund ............................... 435,344 5,437,449
a
Franklin International Growth Fund, Class R6 .............................. 47,314 1,015,837
iShares Core MSCI EAFE ETF ......................................... 13,875 1,035,630
a
Templeton Developing Markets Trust, Class R6 ............................. 91,529 2,033,777
a
Templeton Foreign Fund, Class R6 ...................................... 299,336 2,110,317
14,066,994
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$31,627,263) ................................................................
40,963,647
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 4 4
Total Money Market Funds (Cost $4) ...........................................
4
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $51,907)
BNP Paribas Securities Corp. (Maturity Value $21,985)
Deutsche Bank Securities, Inc. (Maturity Value $2,659)
HSBC Securities (USA), Inc. (Maturity Value $27,263)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $52,961) .......................................... $ 51,907 51,907
Total Repurchase Agreements (Cost $51,907) ...................................
51,907
Total Short Term Investments (Cost $51,911 ) ...................................
51,911
a
Total Investments (Cost $31,679,174) 99.4% ....................................
$41,015,558
Other Assets, less Liabilities 0.6% .............................................
234,566
Net Assets 100.0% ...........................................................
$41,250,124

Franklin Fund Allocator Series
Statement of Investments
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.41 $11.86 $9.88 $11.05 $9.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.15 0.18 0.23 0.18
Net realized and unrealized gains (losses) ........... 2.12 1.69 2.02 (1.03) 1.62
Total from investment operations .................... 2.32 1.84 2.20 (0.80) 1.80
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.40) (0.19) (0.12) (0.20) (0.19)
Net realized gains ............................. (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ............................... (2.52) (0.29) (0.22) (0.37) (0.22)
Net asset value, end of year ....................... $13.21 $13.41 $11.86 $9.88 $11.05
Total return
d
................................... 17.34% 15.95% 22.39% (7.37)% 19.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.79% 2.03% 2.50% 2.51% 3.18%
Expenses net of waiver and payments by affiliates
e
...... 0.46%
f
0.43%
f
0.34% 0.30%
f
0.30%
Net investment income
c
........................... 1.38% 1.27% 1.65% 2.01% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $17,727 $12,408 $8,254 $6,104 $4,684
Portfolio turnover rate ............................ 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.18 $11.69 $9.75 $10.92 $9.39
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.06 0.09 0.15 0.12
Net realized and unrealized gains (losses) ........... 2.08 1.66 1.99 (1.02) 1.58
Total from investment operations .................... 2.17 1.72 2.08 (0.87) 1.70
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.31) (0.13) (0.04) (0.13) (0.14)
Net realized gains ............................. (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ............................... (2.43) (0.23) (0.14) (0.30) (0.17)
Net asset value, end of year ....................... $12.92 $13.18 $11.69 $9.75 $10.92
Total return
d
................................... 16.49% 15.07% 21.45% (8.04)% 18.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 2.54% 2.78% 3.25% 3.26% 3.93%
Expenses net of waiver and payments by affiliates
e
...... 1.21%
f
1.18%
f
1.09% 1.05%
f
1.05%
Net investment income
c
........................... 0.60% 0.51% 0.90% 1.26% 1.00%
Supplemental data
Net assets, end of year (000’s) ..................... $6,236 $5,083 $3,563 $2,338 $1,428
Portfolio turnover rate ............................ 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.36 $11.82 $9.85 $11.01 $9.44
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.11 0.15 0.19 0.13
Net realized and unrealized gains (losses) ........... 2.10 1.69 2.01 (1.01) 1.63
Total from investment operations .................... 2.27 1.80 2.16 (0.82) 1.76
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.36) (0.16) (0.09) (0.17) (0.16)
Net realized gains ............................. (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ............................... (2.48) (0.26) (0.19) (0.34) (0.19)
Net asset value, end of year ....................... $13.15 $13.36 $11.82 $9.85 $11.01
Total return .................................... 17.07% 15.61% 22.08% (7.53)% 18.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 2.04% 2.29% 2.75% 2.76% 3.43%
Expenses net of waiver and payments by affiliates
d
...... 0.71%
e
0.67%
e
0.59% 0.55%
e
0.55%
Net investment income
c
........................... 1.16% 0.95% 1.40% 1.76% 1.50%
Supplemental data
Net assets, end of year (000’s) ..................... $936 $580 $539 $425 $354
Portfolio turnover rate ............................ 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.43 $11.87 $9.89 $11.06 $9.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.13 0.18 0.22 0.24 0.22
Net realized and unrealized gains (losses) ........... 2.24 1.70 2.01 (1.01) 1.61
Total from investment operations .................... 2.37 1.88 2.23 (0.77) 1.83
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.44) (0.22) (0.15) (0.23) (0.22)
Net realized gains ............................. (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ............................... (2.56) (0.32) (0.25) (0.40) (0.25)
Net asset value, end of year ....................... $13.24 $13.43 $11.87 $9.89 $11.06
Total return .................................... 17.72% 16.34% 22.72% (7.12)% 19.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.67% 0.87% 1.18% 1.35% 1.85%
Expenses net of waiver and payments by affiliates
d
...... 0.12%
e
0.13%
e
0.04% —%
e
—%
Net investment income
c
........................... 0.87% 1.57% 1.95% 2.31% 2.05%
Supplemental data
Net assets, end of year (000’s) ..................... $8 $12,017 $7,296 $3,573 $3,184
Portfolio turnover rate ............................ 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.42 $11.87 $9.90 $11.06 $9.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.21 0.23 0.25 0.20
Net realized and unrealized gains (losses) ........... 2.11 1.66 1.99 (1.02) 1.62
Total from investment operations .................... 2.35 1.87 2.22 (0.77) 1.82
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.43) (0.22) (0.15) (0.22) (0.21)
Net realized gains ............................. (2.12) (0.10) (0.10) (0.17) (0.03)
Total distributions ............................... (2.55) (0.32) (0.25) (0.39) (0.24)
Net asset value, end of year ....................... $13.22 $13.42 $11.87 $9.90 $11.06
Total return .................................... 17.60% 16.19% 22.67% (7.16)% 19.27%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 1.54% 1.77% 2.25% 2.26% 2.93%
Expenses net of waiver and payments by affiliates
d
...... 0.21%
e
0.19%
e
0.09% 0.05%
e
0.05%
Net investment income
c
........................... 1.61% 1.74% 1.90% 2.26% 2.00%
Supplemental data
Net assets, end of year (000’s) ..................... $505 $378 $134 $46 $32
Portfolio turnover rate ............................ 87.74% 32.75% 90.64% 42.85% 31.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.4%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 6,105 $ 132,055
Domestic Equity 63.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 51,249 2,028,956
a
Franklin Growth Fund, Class R6 ........................................ 28,019 4,236,751
a
Franklin LibertyQ U.S. Equity ETF ....................................... 17,847 839,344
a
Franklin U.S. Core Equity (IU) Fund ..................................... 481,291 7,253,054
Vanguard S&P 500 ETF .............................................. 4,217 1,841,016
16,199,121
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class IS ............................. 10,703 127,578
Foreign Equity 33.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 109,921 1,222,321
a
Franklin FTSE Europe ETF ............................................ 10,305 302,761
a
Franklin International Core Equity (IU) Fund ............................... 273,895 3,420,945
a
Franklin International Growth Fund, Class R6 .............................. 27,664 593,953
iShares Core MSCI EAFE ETF ......................................... 7,875 587,790
a
Templeton Developing Markets Trust, Class R6 ............................. 53,726 1,193,793
a
Templeton Foreign Fund, Class R6 ...................................... 175,067 1,234,222
8,555,785
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$19,374,781) ................................................................
25,014,539
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2 2
Total Money Market Funds (Cost $2) ...........................................
2
Total Short Term Investments (Cost $2 ) ........................................
2
a
Total Investments (Cost $19,374,783) 98.4% ....................................
$25,014,541
Other Assets, less Liabilities 1.6% .............................................
397,223
Net Assets 100.0% ...........................................................
$25,411,764
See Abbreviations on page 181 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a
Year Ended
December 31,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.27
Net realized and unrealized gains (losses) ............................................................. 1.58
Total from investment operations ...................................................................... 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.32)
Net realized gains ............................................................................... (0.27)
Total distributions ................................................................................. (0.59)
Net asset value, end of year ......................................................................... $11.26
Total return
e
..................................................................................... 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 13.83%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.21%
Net investment income
d
............................................................................. 2.34%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $325
Portfolio turnover rate .............................................................................. 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a
Year Ended
December 31,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.28
Net realized and unrealized gains (losses) ............................................................. 1.56
Total from investment operations ...................................................................... 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.32)
Net realized gains ............................................................................... (0.27)
Total distributions ................................................................................. (0.59)
Net asset value, end of year ......................................................................... $11.25
Total return
e
..................................................................................... 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 14.00%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.21%
Net investment income
d
............................................................................. 2.49%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $68
Portfolio turnover rate .............................................................................. 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a
Year Ended
December 31,
2021
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.23
Net realized and unrealized gains (losses) ............................................................. 1.61
Total from investment operations ...................................................................... 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.32)
Net realized gains ............................................................................... (0.27)
Total distributions ................................................................................. (0.59)
Net asset value, end of year ......................................................................... $11.25
Total return
e
..................................................................................... 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 12.86%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.21%
Net investment income
d
............................................................................. 2.02%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $37
Portfolio turnover rate .............................................................................. 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended
December 31,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.16
Net realized and unrealized gains (losses) ............................................................. 1.69
Total from investment operations ...................................................................... 1.85
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.32)
Net realized gains ............................................................................... (0.27)
Total distributions ................................................................................. (0.59)
Net asset value, end of year ......................................................................... $11.26
Total return
e
..................................................................................... 18.56%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 13.90%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.15%
Net investment income
d
............................................................................. 1.38%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $11
Portfolio turnover rate .............................................................................. 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended
December 31,
2021
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.20
Net realized and unrealized gains (losses) ............................................................. 1.64
Total from investment operations ...................................................................... 1.84
Less distributions from:
Net investment income and short term gains received from Underlying funds and exchange traded funds .............. (0.32)
Net realized gains ............................................................................... (0.27)
Total distributions ................................................................................. (0.59)
Net asset value, end of year ......................................................................... $11.25
Total return
e
..................................................................................... 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 14.59%
Expenses net of waiver and payments by affiliates
g
........................................................ 0.20%
Net investment income
d
............................................................................. 1.75%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $1,096
Portfolio turnover rate .............................................................................. 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.26% for the year ended December 31, 2021. The weighted average indirect expenses is calculated based on the Form N1-A method which may not correlate to the underlying fund fee waiver on the Statement of Operations.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
97.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 372 $ 8,047
Domestic Equity 62.8%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,072 121,636
a
Franklin Growth Fund, Class R6 ........................................ 1,669 252,340
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,079 50,745
a
Franklin U.S. Core Equity (IU) Fund ..................................... 25,302 381,307
Vanguard S&P 500 ETF .............................................. 365 159,348
965,376
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class IS ............................. 592 7,062
Foreign Equity 33.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 6,390 71,054
a
Franklin FTSE Europe ETF ............................................ 667 19,596
a
Franklin International Core Equity (IU) Fund ............................... 16,279 203,327
a
Franklin International Growth Fund, Class R6 .............................. 1,687 36,231
iShares Core MSCI EAFE ETF ......................................... 500 37,320
a
Templeton Developing Markets Trust, Class R6 ............................. 3,226 71,685
a
Templeton Foreign Fund, Class R6 ...................................... 10,621 74,879
514,092
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,405,417) .................................................................
1,494,577
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 16,296 16,296
Total Money Market Funds (Cost $16,296) ......................................
16,296
Total Short Term Investments (Cost $16,296 ) ...................................
16,296
a
Total Investments (Cost $1,421,713) 98.3% .....................................
$1,510,873
Other Assets, less Liabilities 1.7% .............................................
26,036
Net Assets 100.0% ...........................................................
$1,536,909
See Abbreviations on page 181 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $16,699,549 $2,847,017 $9,168,908
Cost - Non-controlled affiliates (Note 3 f ) ...................... 39,873,084 35,872,191 110,578,231
Cost - Unaffiliated repurchase agreements .................... — 454,970 1,282,595
Value - Unaffiliated issuers ................................ $17,583,502 $2,970,585 $9,597,804
Value - Non-controlled affiliates (Note 3 f ) ...................... 40,322,528 41,108,152 132,169,887
Value - Unaffiliated repurchase agreements .................... — 454,971 1,282,595
Cash .................................................. — — 2,237
Receivables:
Investment securities sold ................................. 6,931,052 — —
Capital shares sold ...................................... 4,519 6,809 47,612
Dividends and interest ................................... 66,204 814 3,132
Affiliates .............................................. 11,944 16,199 —
Other assets ............................................ 545 — —
Total assets ........................................ 64,920,294 44,557,530 143,103,267
Liabilities:
Payables:
Investment securities purchased ............................ 6,929,482 — —
Capital shares redeemed ................................. 2,405 3,902 52,172
Management & Asset allocation fees ......................... — — 16,932
Distribution fees ........................................ 16,454 13,288 40,907
Reports to shareholders fees .............................. 9,371 10,063 18,655
Professional fees ....................................... 10,388 8,428 7,494
Accrued expenses and other liabilities ......................... 487 311 594
Total liabilities ....................................... 6,968,587 35,992 136,754
Net assets, at value ............................... $57,951,707 $44,521,538 $142,966,513
Net assets consist of:
Paid-in capital ........................................... $56,317,388 $38,688,996 $118,664,017
Total distributable earnings (losses) ........................... 1,634,319 5,832,542 24,302,496
Net assets, at value ............................... $57,951,707 $44,521,538 $142,966,513

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $46,058,434 $36,698,062 $118,520,587
Shares outstanding ...................................... 4,003,350 2,822,639 8,670,810
Net asset value per share
a
................................ $11.50 $13.00 $13.67
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $12.17 $13.76 $14.47
Class C:
Net assets, at value ..................................... $6,803,462 $6,234,639 $17,778,222
Shares outstanding ...................................... 598,932 482,999 1,326,792
Net asset value and maximum offering price per share
a
........... $11.36 $12.91 $13.40
Class R:
Net assets, at value ..................................... $2,197,201 $757,713 $3,068,576
Shares outstanding ...................................... 191,644 58,296 225,434
Net asset value and maximum offering price per share ........... $11.47 $13.00 $13.61
Class R6:
Net assets, at value ..................................... $55,602 $4,674 $544,097
Shares outstanding ...................................... 4,812 358 39,655
Net asset value and maximum offering price per share ........... $11.55 $13.04 $13.72
Advisor Class:
Net assets, at value ..................................... $2,837,008 $826,450 $3,055,031
Shares outstanding ...................................... 245,677 63,342 222,896
Net asset value and maximum offering price per share ........... $11.55 $13.05 $13.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,179,502 $9,653,897 $4,056,501
Cost - Non-controlled affiliates (Note 3 f ) ...................... 50,011,035 93,336,730 31,416,291
Cost - Unaffiliated repurchase agreements .................... 848,189 1,320,363 626,364
Value - Unaffiliated issuers ................................ $4,377,576 $10,238,924 $4,325,304
Value - Non-controlled affiliates (Note 3 f ) ...................... 60,418,630 119,268,934 41,301,129
Value - Unaffiliated repurchase agreements .................... 848,189 1,320,363 626,364
Cash .................................................. — 3,287 —
Receivables:
Capital shares sold ...................................... 71,448 101,059 16,754
Dividends and interest ................................... 1,673 3,763 1,515
Total assets ........................................ 65,717,516 130,936,330 46,271,066
Liabilities:
Payables:
Capital shares redeemed ................................. 68,386 65,572 133
Management & Asset allocation fees ......................... 782 11,117 1,165
Distribution fees ........................................ 21,156 38,804 14,508
Reports to shareholders fees .............................. 13,584 19,099 12,308
Professional fees ....................................... 8,665 7,404 8,249
Accrued expenses and other liabilities ......................... 207 457 145
Total liabilities ....................................... 112,780 142,453 36,508
Net assets, at value ............................... $65,604,736 $130,793,877 $46,234,558
Net assets consist of:
Paid-in capital ........................................... $54,021,115 $101,720,618 $35,067,995
Total distributable earnings (losses) ........................... 11,583,621 29,073,259 11,166,563
Net assets, at value ............................... $65,604,736 $130,793,877 $46,234,558

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $49,835,380 $104,174,158 $35,192,728
Shares outstanding ...................................... 3,507,008 7,101,781 2,439,876
Net asset value per share
a
................................ $14.21 $14.67 $14.42
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $15.04 $15.52 $15.26
Class C:
Net assets, at value ..................................... $12,280,858 $18,502,336 $7,989,019
Shares outstanding ...................................... 877,384 1,300,474 566,727
Net asset value and maximum offering price per share
a
........... $14.00 $14.23 $14.10
Class R:
Net assets, at value ..................................... $1,512,438 $4,113,030 $1,806,403
Shares outstanding ...................................... 106,605 280,565 125,365
Net asset value and maximum offering price per share ........... $14.19 $14.66 $14.41
Class R6:
Net assets, at value ..................................... $39,519 $93,373 $309,844
Shares outstanding ...................................... 2,769 6,303 21,303
Net asset value and maximum offering price per share ........... $14.28 $14.81 $14.54
Advisor Class:
Net assets, at value ..................................... $1,936,541 $3,910,980 $936,564
Shares outstanding ...................................... 135,729 263,625 64,515
Net asset value and maximum offering price per share ........... $14.27 $14.84 $14.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $6,932,617 $4,189,529 $2,262,191
Cost - Non-controlled affiliates (Note 3 f ) ...................... 61,696,842 27,437,738 17,112,592
Cost - Unaffiliated repurchase agreements .................... 925,675 51,907 —
Value - Unaffiliated issuers ................................ $7,434,289 $4,464,014 $2,428,806
Value - Non-controlled affiliates (Note 3 f ) ...................... 82,975,776 36,499,637 22,585,735
Value - Unaffiliated repurchase agreements .................... 925,675 51,907 —
Cash .................................................. — 13 370,047
Receivables:
Investment securities sold ................................. — 178,189 —
Capital shares sold ...................................... 105,890 1,348,278 58,926
Dividends and interest ................................... 3,259 1,629 973
Affiliates .............................................. — 2,032 2,529
Other assets ............................................ — — 420
Total assets ........................................ 91,444,889 42,545,699 25,447,436
Liabilities:
Payables:
Investment securities purchased ............................ — 318,392 —
Capital shares redeemed ................................. 169,155 939,000 2,988
Management & Asset allocation fees ......................... 11,628 — —
Distribution fees ........................................ 27,822 13,659 9,218
Reports to shareholders fees .............................. 18,621 16,356 15,544
Professional fees ....................................... 7,090 8,054 7,882
Accrued expenses and other liabilities ......................... 305 114 40
Total liabilities ....................................... 234,621 1,295,575 35,672
Net assets, at value ............................... $91,210,268 $41,250,124 $25,411,764
Net assets consist of:
Paid-in capital ........................................... $67,331,170 $31,028,990 $19,191,926
Total distributable earnings (losses) ........................... 23,879,098 10,221,134 6,219,838
Net assets, at value ............................... $91,210,268 $41,250,124 $25,411,764

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Class A:
Net assets, at value ..................................... $72,764,418 $30,412,504 $17,727,087
Shares outstanding ...................................... 4,791,414 2,083,582 1,341,817
Net asset value per share
a
................................ $15.19 $14.60 $13.21
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $16.07 $15.45 $13.98
Class C:
Net assets, at value ..................................... $13,509,156 $8,037,644 $6,235,926
Shares outstanding ...................................... 924,461 558,213 482,689
Net asset value and maximum offering price per share
a
........... $14.61 $14.40 $12.92
Class R:
Net assets, at value ..................................... $3,348,235 $1,856,702 $936,011
Shares outstanding ...................................... 221,636 127,069 71,171
Net asset value and maximum offering price per share ........... $15.11 $14.61 $13.15
Class R6:
Net assets, at value ..................................... $4,262 $1,650 $7,811
Shares outstanding ...................................... 278 111 590
Net asset value and maximum offering price per share ........... $15.34 $14.72 $13.24
Advisor Class:
Net assets, at value ..................................... $1,584,197 $941,624 $504,929
Shares outstanding ...................................... 103,259 63,965 38,182
Net asset value and maximum offering price per share ........... $15.34 $14.72 $13.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $183,775
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,237,938
Value - Unaffiliated issuers .................................................................. $196,668
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,314,205
Receivables:
Capital shares sold ........................................................................ 1,253
Dividends ............................................................................... 62
Affiliates ................................................................................ 25,088
Offering costs ............................................................................. 8,617
Total assets .......................................................................... 1,545,893
Liabilities:
Payables:
Professional fees ......................................................................... 4,152
Offering costs ............................................................................. 1,900
Funds advanced by custodian ................................................................. 2,318
Accrued expenses and other liabilities ........................................................... 614
Total liabilities ......................................................................... 8,984
Net assets, at value ................................................................. $1,536,909
Net assets consist of:
Paid-in capital ............................................................................. $1,412,467
Total distributable earnings (losses) ............................................................. 124,442
Net assets, at value ................................................................. $1,536,909

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ....................................................................... $324,642
Shares outstanding ........................................................................ 28,825
Net asset value per share
a
.................................................................. $11.26
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $11.92
Class C:
Net assets, at value ....................................................................... $67,519
Shares outstanding ........................................................................ 6,002
Net asset value and maximum offering price per share
a
............................................. $11.25
Class R:
Net assets, at value ....................................................................... $37,358
Shares outstanding ........................................................................ 3,320
Net asset value and maximum offering price per share ............................................. $11.25
Class R6:
Net assets, at value ....................................................................... $11,255
Shares outstanding ........................................................................ 1,000
Net asset value and maximum offering price per share ............................................. $11.26
Advisor Class:
Net assets, at value ....................................................................... $1,096,135
Shares outstanding ........................................................................ 97,438
Net asset value and maximum offering price per share ............................................. $11.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $512,478 $122,042 $361,758
Non-controlled affiliates (Note 3 f ) ........................... 1,040,111 806,383 2,517,945
Interest:
Unaffiliated issuers ...................................... 387,814 14 49
Total investment income ................................. 1,940,403 928,439 2,879,752
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 146,213 114,098 363,898
Distribution fees: (Note 3c )
    Class A .............................................. 107,324 84,429 270,219
    Class C .............................................. 82,839 68,721 204,541
    Class R .............................................. 10,195 4,376 15,216
Transfer agent fees: (Note 3e )
    Class A .............................................. 62,227 43,622 145,978
    Class C .............................................. 12,098 8,910 27,878
    Class R .............................................. 3,039 1,138 4,125
    Class R6 ............................................. 1,451 1,698 3,701
    Advisor Class .......................................... 3,395 972 3,917
Custodian fees (Note 4 ) .................................... 1,748 124 43
Reports to shareholders fees ................................ 13,073 10,879 23,646
Registration and filing fees .................................. 77,627 77,732 81,986
Professional fees ......................................... 77,212 62,877 61,507
Trustees' fees and expenses ................................ 1,670 1,551 2,430
Other .................................................. 6,597 5,177 6,844
Total expenses ....................................... 606,708 486,304 1,215,929
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (378,522) (234,387) (415,822)
Net expenses ....................................... 228,186 251,917 800,107
Net investment income .............................. 1,712,217 676,522 2,079,645
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,115,093 554,077 1,698,930
Non-controlled affiliates (Note 3 f ) .......................... 2,084,469 2,278,634 10,779,566
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 499,503 1,232,324 4,483,023
Net realized gain (loss) ................................ 3,699,065 4,065,035 16,961,519
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 401,138 (119,669) (266,547)
Non-controlled affiliates (Note 3 f ) .......................... (2,741,470) (385,390) (3,137,619)
Net change in unrealized appreciation (depreciation) .......... (2,340,332) (505,059) (3,404,166)
Net realized and unrealized gain (loss) .......................... 1,358,733 3,559,976 13,557,353
Net increase (decrease) in net assets resulting from operations ........ $3,070,950 $4,236,498 $15,636,998

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
Franklin
LifeSmart™
2030
Retirement
Target Fund
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $164,809 $310,113 $122,293
Non-controlled affiliates (Note 3 f ) ........................... 1,198,033 2,300,119 837,952
Interest:
Unaffiliated issuers ...................................... 21 43 18
Total investment income ................................. 1,362,863 2,610,275 960,263
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 183,226 363,192 145,860
Distribution fees: (Note 3c )
    Class A .............................................. 104,710 236,079 74,246
    Class C .............................................. 115,461 205,276 74,531
    Class R .............................................. 6,583 21,415 8,297
Transfer agent fees: (Note 3e )
    Class A .............................................. 80,974 172,839 90,309
    Class C .............................................. 22,419 37,875 22,745
    Class R .............................................. 2,549 7,932 5,066
    Class R6 ............................................. 4,752 6,605 5,283
    Advisor Class .......................................... 2,962 7,025 2,288
Custodian fees (Note 4 ) .................................... 71 31 18
Reports to shareholders fees ................................ 13,809 23,367 12,814
Registration and filing fees .................................. 80,284 80,513 77,173
Professional fees ......................................... 62,985 61,205 61,536
Trustees' fees and expenses ................................ 1,828 2,464 1,709
Other .................................................. 5,371 6,609 4,645
Total expenses ....................................... 687,984 1,232,427 586,520
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (316,800) (473,502) (317,934)
Net expenses ....................................... 371,184 758,925 268,586
Net investment income .............................. 991,679 1,851,350 691,677
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 982,148 1,842,188 889,983
Non-controlled affiliates (Note 3 f ) .......................... 6,751,706 16,675,367 7,959,476
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 2,305,411 4,981,048 1,870,148
Net realized gain (loss) ................................ 10,039,265 23,498,603 10,719,607
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (163,036) (106,772) 1,487
Non-controlled affiliates (Note 3 f ) .......................... (1,432,261) (5,223,983) (2,016,654)
Net change in unrealized appreciation (depreciation) .......... (1,595,297) (5,330,755) (2,015,167)
Net realized and unrealized gain (loss) .......................... 8,443,968 18,167,848 8,704,440
Net increase (decrease) in net assets resulting from operations ........ $9,435,647 $20,019,198 $9,396,117

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Franklin
LifeSmart™
2055
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $200,765 $108,418 $64,335
Non-controlled affiliates (Note 3 f ) ........................... 1,495,079 709,912 438,884
Interest:
Unaffiliated issuers ...................................... 30 15 —
Total investment income ................................. 1,695,874 818,345 503,219
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 258,768 131,131 79,610
Distribution fees: (Note 3c )
    Class A .............................................. 168,206 60,354 38,411
    Class C .............................................. 142,556 78,865 56,456
    Class R .............................................. 14,747 12,170 3,932
Transfer agent fees: (Note 3e )
    Class A .............................................. 162,572 102,508 113,239
    Class C .............................................. 34,629 33,652 41,662
    Class R .............................................. 7,145 10,462 5,792
    Class R6 ............................................. 5,064 5,093 3,479
    Advisor Class .......................................... 3,241 3,595 3,308
Custodian fees (Note 4 ) .................................... 65 33 —
Reports to shareholders fees ................................ 23,474 15,843 15,335
Registration and filing fees .................................. 79,741 80,124 78,408
Professional fees ......................................... 60,876 61,018 61,242
Trustees' fees and expenses ................................ 2,095 1,649 1,454
Other .................................................. 5,422 4,543 4,030
Total expenses ....................................... 968,601 601,040 506,358
Expense reductions (Note 4 ) ............................. — — (2)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (433,915) (354,510) (349,364)
Net expenses ....................................... 534,686 246,530 156,992
Net investment income .............................. 1,161,188 571,815 346,227
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,635,174 946,021 542,073
Non-controlled affiliates (Note 3 f ) .......................... 13,812,126 8,312,466 3,476,713
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) .......................... 4,024,041 1,746,935 1,124,745
Net realized gain (loss) ................................ 19,471,341 11,005,422 5,143,531
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (69,735) (21,871) 10,858
Non-controlled affiliates (Note 3 f ) .......................... (3,629,684) (2,296,816) (13,148)
Net change in unrealized appreciation (depreciation) .......... (3,699,419) (2,318,687) (2,290)
Net realized and unrealized gain (loss) .......................... 15,771,922 8,686,735 5,141,241
Net increase (decrease) in net assets resulting from operations ........ $16,933,110 $9,258,550 $5,487,468

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
LifeSmart™
2060
Retirement
Target Fund
a
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $3,057
Non-controlled affiliates (Note 3 f ) ............................................................. 21,328
Total investment income ................................................................... 24,385
Expenses:
Management fees (Note 3 a ) ................................................................... 2,991
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 341
    Class C ................................................................................ 61
    Class R ................................................................................ 62
    Class R6 ............................................................................... 194
    Advisor Class ............................................................................ 2,440
Reports to shareholders fees .................................................................. 1,567
Registration and filing fees .................................................................... 16,697
Professional fees ........................................................................... 38,551
Trustees' fees and expenses .................................................................. 9
Organization costs (Note 1f) ................................................................... 13,355
Amortization of offering costs ( Note 1f ) ........................................................... 103,709
Other .................................................................................... 1,582
Total expenses ......................................................................... 181,559
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (179,121)
Net expenses ......................................................................... 2,438
Net investment income ................................................................ 21,947
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,761
Non-controlled affiliates (Note 3 f ) ............................................................ 14,994
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ............................................................ 65,445
Net realized gain (loss) .................................................................. 91,200
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 12,893
Non-controlled affiliates (Note 3 f ) ............................................................ 76,267
Net change in unrealized appreciation (depreciation) ............................................ 89,160
Net realized and unrealized gain (loss) ............................................................ 180,360
Net increase (decrease) in net assets resulting from operations .......................................... $202,307
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
)
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,712,217 $1,786,002 $676,522 $610,606
Net realized gain (loss) ............ 3,699,065 859,056 4,065,035 626,102
Net change in unrealized appreciation
(depreciation) ................. (2,340,332) 1,779,713 (505,059) 2,334,384
Net increase (decrease) in net
assets resulting from operations . 3,070,950 4,424,771 4,236,498 3,571,092
Distributions to shareholders:
Class A ........................ (2,738,432) (1,431,728) (3,188,266) (579,093)
Class C ........................ (412,129) (310,829) (525,427) (91,739)
Class R ........................ (128,601) (75,140) (63,968) (13,764)
Class R6 ....................... (115,087) (126,010) (81,115) (118,084)
Advisor Class ................... (164,457) (81,732) (73,902) (15,234)
Total distributions to shareholders ..... (3,558,706) (2,025,439) (3,932,678) (817,914)
Capital share transactions: (Note 2 )
Class A ........................ 6,205,539 4,280,624 6,563,995 1,395,022
Class C ........................ (2,523,293) (1,558,006) (953,946) (177,758)
Class R ........................ 113,112 (316,845) (47,956) (10,195)
Class R6 ....................... (4,124,405) 1,865,913 (5,197,373) (2,898,275)
Advisor Class ................... 849,592 63,117 144,346 (100,804)
Total capital share transactions ....... 520,545 4,334,803 509,066 (1,792,010)
Net increase (decrease) in net
assets ..................... 32,789 6,734,135 812,886 961,168
Net assets:
Beginning of year .................. 57,918,918 51,184,783 43,708,652 42,747,484
End of year ...................... $57,951,707 $57,918,918 $44,521,538 $43,708,652

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,079,645 $1,826,080 $991,679 $888,705
Net realized gain (loss) ............ 16,961,519 2,155,334 10,039,265 615,220
Net change in unrealized appreciation
(depreciation) ................. (3,404,166) 8,475,037 (1,595,297) 5,500,376
Net increase (decrease) in net
assets resulting from operations . 15,636,998 12,456,451 9,435,647 7,004,301
Distributions to shareholders:
Class A ........................ (12,998,389) (3,138,792) (6,264,146) (807,598)
Class C ........................ (1,952,002) (618,884) (1,503,515) (200,244)
Class R ........................ (332,811) (111,129) (187,569) (29,298)
Class R6 ....................... (341,402) (559,279) (350,602) (664,249)
Advisor Class ................... (346,827) (73,032) (243,779) (37,401)
Total distributions to shareholders ..... (15,971,431) (4,501,116) (8,549,611) (1,738,790)
Capital share transactions: (Note 2 )
Class A ........................ 23,268,401 5,186,019 17,136,403 4,231,485
Class C ........................ (4,380,046) (2,618,700) 1,538,532 918,822
Class R ........................ (29,946) (967,437) 360,153 25,856
Class R6 ....................... (16,817,248) 591,525 (26,167,778) 23,761
Advisor Class ................... 212,806 1,186,713 446,814 425,860
Total capital share transactions ....... 2,253,967 3,378,120 (6,685,876) 5,625,784
Net increase (decrease) in net
assets ..................... 1,919,534 11,333,455 (5,799,840) 10,891,295
Net assets:
Beginning of year .................. 141,046,979 129,713,524 71,404,576 60,513,281
End of year ...................... $142,966,513 $141,046,979 $65,604,736 $71,404,576

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,851,350 $1,664,747 $691,677 $666,546
Net realized gain (loss) ............ 23,498,603 3,082,389 10,719,607 1,332,860
Net change in unrealized appreciation
(depreciation) ................. (5,330,755) 11,892,209 (2,015,167) 5,896,778
Net increase (decrease) in net
assets resulting from operations . 20,019,198 16,639,345 9,396,117 7,896,184
Distributions to shareholders:
Class A ........................ (16,155,657) (2,987,236) (6,619,494) (703,811)
Class C ........................ (2,902,391) (693,308) (1,504,259) (157,724)
Class R ........................ (632,310) (172,276) (337,502) (48,153)
Class R6 ....................... (721,983) (1,170,436) (625,662) (802,620)
Advisor Class ................... (621,466) (117,157) (177,487) (14,462)
Total distributions to shareholders ..... (21,033,807) (5,140,413) (9,264,404) (1,726,770)
Capital share transactions: (Note 2 )
Class A ........................ 24,068,445 4,709,793 12,737,030 2,863,001
Class C ........................ (2,596,763) (1,419,278) 1,583,625 516,299
Class R ........................ (367,212) (856,195) 359,360 (199,753)
Class R6 ....................... (33,272,877) (745,308) (28,247,644) 634,184
Advisor Class ................... 580,342 1,045,342 499,245 311,307
Total capital share transactions ....... (11,588,065) 2,734,354 (13,068,384) 4,125,038
Net increase (decrease) in net
assets ..................... (12,602,674) 14,233,286 (12,936,671) 10,294,452
Net assets:
Beginning of year .................. 143,396,551 129,163,265 59,171,229 48,876,777
End of year ...................... $130,793,877 $143,396,551 $46,234,558 $59,171,229

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,161,188 $1,026,483 $571,815 $554,196
Net realized gain (loss) ............ 19,471,341 2,548,837 11,005,422 1,192,234
Net change in unrealized appreciation
(depreciation) ................. (3,699,419) 10,128,466 (2,318,687) 5,771,640
Net increase (decrease) in net
assets resulting from operations . 16,933,110 13,703,786 9,258,550 7,518,070
Distributions to shareholders:
Class A ........................ (13,185,030) (2,266,459) (6,412,318) (560,602)
Class C ........................ (2,492,203) (508,543) (1,716,148) (158,983)
Class R ........................ (598,679) (129,183) (498,620) (68,720)
Class R6 ....................... (584,253) (959,318) (541,844) (660,907)
Advisor Class ................... (284,717) (39,718) (203,092) (21,331)
Total distributions to shareholders ..... (17,144,882) (3,903,221) (9,372,022) (1,470,543)
Capital share transactions: (Note 2 )
Class A ........................ 15,804,135 2,576,701 12,297,908 1,755,282
Class C ........................ (689,917) (150,475) 1,540,871 571,449
Class R ........................ 881,792 (2,355,016) (522,124) (202,010)
Class R6 ....................... (26,662,590) 1,037,663 (25,991,520) 2,628,556
Advisor Class ................... 572,962 183,396 288,068 21,276
Total capital share transactions ....... (10,093,618) 1,292,269 (12,386,797) 4,774,553
Net increase (decrease) in net
assets ..................... (10,305,390) 11,092,834 (12,500,269) 10,822,080
Net assets:
Beginning of year .................. 101,515,658 90,422,824 53,750,393 42,928,313
End of year ...................... $91,210,268 $101,515,658 $41,250,124 $53,750,393

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™
2060 Retirement
Target Fund
a
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $346,227 $290,756 $21,947
Net realized gain (loss) .............................. 5,143,531 532,338 91,200
Net change in unrealized appreciation (depreciation) ........ (2,290) 3,531,937 89,160
Net increase (decrease) in net assets resulting from
operations ................................... 5,487,468 4,355,031 202,307
Distributions to shareholders:
Class A .......................................... (2,853,427) (243,069) (15,484)
Class C .......................................... (994,136) (80,496) (3,154)
Class R .......................................... (149,684) (12,920) (1,891)
Class R6 ......................................... (267,234) (258,075) (597)
Advisor Class ..................................... (82,790) (5,555) (57,208)
Total distributions to shareholders ....................... (4,347,271) (600,115) (78,334)
Capital share transactions: (Note 2 )
Class A .......................................... 5,782,053 2,616,597 322,209
Class C .......................................... 1,308,941 917,117 67,409
Class R .......................................... 386,733 (51,701) 35,624
Class R6 ......................................... (13,811,173) 3,228,549 9,229
Advisor Class ..................................... 139,711 215,067 978,465
Total capital share transactions ......................... (6,193,735) 6,925,629 1,412,936
Net increase (decrease) in net assets ................ (5,053,538) 10,680,545 1,536,909
Net assets:
Beginning of year .................................... 30,465,302 19,784,757 —
End of year ........................................ $25,411,764 $30,465,302 $1,536,909
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, ten of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer five classes of shares:
Class A, Class C, Class R, Class R6 and Advisor Class.
Effective August 2, 2021, Class C automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective January 29, 2021, the Trust began offering shares
of the Franklin LifeSmart
™
2060 Retirement Target Fund.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on December 31, 2021.
c. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2021, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 878,539 $10,294,955 767,024 $10,342,759
Shares issued in reinvestment of distributions .......... 233,814 2,710,183 242,737 3,182,560
Shares redeemed ............................... (581,442) (6,799,599) (516,263) (6,961,324)
Net increase (decrease) .......................... 530,911 $6,205,539 493,498 $6,563,995
Year ended December 31, 2020
Shares sold
a
................................... 999,176 $10,949,641 521,618 $6,272,385
Shares issued in reinvestment of distributions .......... 128,732 1,412,523 48,098 575,850
Shares redeemed ............................... (737,552) (8,081,540) (460,593) (5,453,213)
Net increase (decrease) .......................... 390,356 $4,280,624 109,123 $1,395,022
Class C
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 130,078 $1,504,498 82,486 $1,095,715
Shares issued in reinvestment of distributions .......... 35,197 402,711 40,159 522,493
Shares redeemed
a
.............................. (381,629) (4,430,502) (190,825) (2,572,154)
Net increase (decrease) .......................... (216,354) $(2,523,293) (68,180) $(953,946)
Year ended December 31, 2020
Shares sold ................................... 95,645 $1,037,510 137,168 $1,602,207
Shares issued in reinvestment of distributions .......... 27,449 297,040 7,712 91,371
Shares redeemed
a
.............................. (267,615) (2,892,556) (156,863) (1,871,336)
Net increase (decrease) .......................... (144,521) $(1,558,006) (11,983) $(177,758)
Class R
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 19,568 $227,826 33,424 $442,150
Shares issued in reinvestment of distributions .......... 11,132 128,601 4,886 63,967
Shares redeemed ............................... (21,006) (243,315) (40,555) (554,073)
Net increase (decrease) .......................... 9,694 $113,112 (2,245) $(47,956)
Year ended December 31, 2020
Shares sold ................................... 54,509 $611,878 30,130 $367,112
Shares issued in reinvestment of distributions .......... 5,534 60,616 1,155 13,764
Shares redeemed ............................... (88,384) (989,339) (32,037) (391,071)
Net increase (decrease) .......................... (28,341) $(316,845) (752) $(10,195)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 167,173 $1,964,575 40,240 $539,421
Shares issued in reinvestment of distributions .......... 148 1,712 3 48
Shares redeemed ............................... (513,086) (6,090,692) (412,496) (5,736,842)
Net increase (decrease) .......................... (345,765) $(4,124,405) (372,253) $(5,197,373)
Year ended December 31, 2020
Shares sold ................................... 217,344 $2,400,375 170,728 $2,049,625
Shares issued in reinvestment of distributions .......... — — 1 8
Shares redeemed ............................... (49,147) (534,462) (407,102) (4,947,908)
Net increase (decrease) .......................... 168,197 $1,865,913 (236,373) $(2,898,275)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 86,986 $1,024,260 13,132 $176,166
Shares issued in reinvestment of distributions .......... 13,648 158,707 5,616 73,902
Shares redeemed ............................... (28,235) (333,375) (7,987) (105,722)
Net increase (decrease) .......................... 72,399 $849,592 10,761 $144,346
Year ended December 31, 2020
Shares sold ................................... 47,082 $522,691 30,068 $362,458
Shares issued in reinvestment of distributions .......... 7,099 78,129 1,273 15,234
Shares redeemed ............................... (48,424) (537,703) (39,825) (478,496)
Net increase (decrease) .......................... 5,757 $63,117 (8,484) $(100,804)
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 1,995,202 $29,010,592 1,118,157 $17,123,074
Shares issued in reinvestment of distributions .......... 935,404 12,920,431 435,728 6,246,397
Shares redeemed ............................... (1,286,278) (18,662,622) (409,816) (6,233,068)
Net increase (decrease) .......................... 1,644,328 $23,268,401 1,144,069 $17,136,403
Year ended December 31, 2020
Shares sold
a
................................... 1,391,393 $17,778,097 645,574 $8,463,985
Shares issued in reinvestment of distributions .......... 247,921 3,124,391 62,213 807,054
Shares redeemed ............................... (1,245,619) (15,716,469) (396,048) (5,039,554)
Net increase (decrease) .......................... 393,695 $5,186,019 311,739 $4,231,485
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 247,050 $3,501,733 209,976 $3,148,993
Shares issued in reinvestment of distributions .......... 144,046 1,951,938 106,489 1,502,679
Shares redeemed
a
.............................. (685,739) (9,833,717) (208,118) (3,113,140)
Net increase (decrease) .......................... (294,643) $(4,380,046) 108,347 $1,538,532
Year ended December 31, 2020
Shares sold ................................... 292,316 $3,644,257 176,304 $2,254,235
Shares issued in reinvestment of distributions .......... 49,297 609,582 15,634 200,178
Shares redeemed
a
.............................. (558,064) (6,872,539) (119,569) (1,535,591)
Net increase (decrease) .......................... (216,451) $(2,618,700) 72,369 $918,822
Class R
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 25,401 $365,549 22,477 $342,363
Shares issued in reinvestment of distributions .......... 24,200 332,811 13,106 187,569
Shares redeemed ............................... (50,873) (728,306) (11,447) (169,779)
Net increase (decrease) .......................... (1,272) $(29,946) 24,136 $360,153
Year ended December 31, 2020
Shares sold ................................... 69,441 $872,096 21,792 $281,999
Shares issued in reinvestment of distributions .......... 8,860 110,702 2,275 29,298
Shares redeemed ............................... (155,589) (1,950,235) (21,390) (285,441)
Net increase (decrease) .......................... (77,288) $(967,437) 2,677 $25,856
Class R6
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 181,182 $2,609,770 344,614 $5,214,446
Shares issued in reinvestment of distributions .......... 4,384 60,810 386 5,596
Shares redeemed ............................... (1,308,198) (19,487,828) (1,982,748) (31,387,820)
Net increase (decrease) .......................... (1,122,632) $(16,817,248) (1,637,748) $(26,167,778)
Year ended December 31, 2020
Shares sold ................................... 466,207 $6,033,871 554,467 $7,153,865
Shares issued in reinvestment of distributions .......... 1,044 13,267 14 189
Shares redeemed ............................... (435,342) (5,455,613) (568,388) (7,130,293)
Net increase (decrease) .......................... 31,909 $591,525 (13,907) $23,761
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 56,538 $797,042 44,175 $692,384
Shares issued in reinvestment of distributions .......... 23,267 322,458 16,837 242,368
Shares redeemed ............................... (64,542) (906,694) (32,315) (487,938)
Net increase (decrease) .......................... 15,263 $212,806 28,697 $446,814
Year ended December 31, 2020
Shares sold ................................... 98,827 $1,296,987 36,337 $479,768
Shares issued in reinvestment of distributions .......... 5,188 66,372 2,858 37,315
Shares redeemed ............................... (14,119) (176,646) (6,949) (91,223)
Net increase (decrease) .......................... 89,896 $1,186,713 32,246 $425,860
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 1,319,958 $21,444,570 707,756 $11,755,225
Shares issued in reinvestment of distributions .......... 1,081,774 16,083,299 452,373 6,616,403
Shares redeemed ............................... (834,142) (13,459,424) (342,250) (5,634,598)
Net increase (decrease) .......................... 1,567,590 $24,068,445 817,879 $12,737,030
Year ended December 31, 2020
Shares sold
a
................................... 984,096 $13,596,049 497,483 $6,570,044
Shares issued in reinvestment of distributions .......... 218,158 2,973,830 52,134 704,076
Shares redeemed ............................... (863,437) (11,860,086) (332,166) (4,411,119)
Net increase (decrease) .......................... 338,817 $4,709,793 217,451 $2,863,001
Class C
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 215,158 $3,391,865 95,273 $1,537,776
Shares issued in reinvestment of distributions .......... 201,075 2,901,877 105,040 1,499,819
Shares redeemed
a
.............................. (557,504) (8,890,505) (90,679) (1,453,970)
Net increase (decrease) .......................... (141,271) $(2,596,763) 109,634 $1,583,625
Year ended December 31, 2020
Shares sold ................................... 268,130 $3,553,214 123,874 $1,590,076
Shares issued in reinvestment of distributions .......... 51,755 685,266 11,857 157,724
Shares redeemed
a
.............................. (430,290) (5,657,758) (95,131) (1,231,501)
Net increase (decrease) .......................... (110,405) $(1,419,278) 40,600 $516,299
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 71,468 $1,150,481 23,581 $387,809
Shares issued in reinvestment of distributions .......... 42,337 628,619 23,118 337,502
Shares redeemed ............................... (131,902) (2,146,312) (22,113) (365,951)
Net increase (decrease) .......................... (18,097) $(367,212) 24,586 $359,360
Year ended December 31, 2020
Shares sold ................................... 93,384 $1,230,778 21,891 $290,820
Shares issued in reinvestment of distributions .......... 12,258 165,884 3,609 48,153
Shares redeemed ............................... (163,649) (2,252,857) (35,947) (538,726)
Net increase (decrease) .......................... (58,007) $(856,195) (10,447) $(199,753)
Class R6
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 327,590 $5,312,608 340,093 $5,572,350
Shares issued in reinvestment of distributions .......... 978 14,707 4,036 59,699
Shares redeemed ............................... (2,286,573) (38,600,192) (1,975,209) (33,879,693)
Net increase (decrease) .......................... (1,958,005) $(33,272,877) (1,631,080) $(28,247,644)
Year ended December 31, 2020
Shares sold ................................... 430,880 $5,884,018 378,906 $5,090,496
Shares issued in reinvestment of distributions .......... 152 2,104 582 7,964
Shares redeemed ............................... (496,277) (6,631,430) (333,835) (4,464,276)
Net increase (decrease) .......................... (65,245) $(745,308) 45,653 $634,184
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 24,576 $396,685 22,682 $372,451
Shares issued in reinvestment of distributions .......... 40,058 603,559 11,918 175,331
Shares redeemed ............................... (25,324) (419,902) (2,996) (48,537)
Net increase (decrease) .......................... 39,310 $580,342 31,604 $499,245
Year ended December 31, 2020
Shares sold ................................... 75,674 $1,103,938 23,274 $324,325
Shares issued in reinvestment of distributions .......... 8,190 113,188 1,061 14,462
Shares redeemed ............................... (12,035) (171,784) (1,967) (27,480)
Net increase (decrease) .......................... 71,829 $1,045,342 22,368 $311,307
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 736,080 $12,605,794 628,036 $10,661,579
Shares issued in reinvestment of distributions .......... 849,185 13,083,221 433,200 6,411,353
Shares redeemed ............................... (577,974) (9,884,880) (291,313) (4,775,024)
Net increase (decrease) .......................... 1,007,291 $15,804,135 769,923 $12,297,908
Year ended December 31, 2020
Shares sold
a
................................... 595,211 $8,286,188 305,277 $4,167,208
Shares issued in reinvestment of distributions .......... 162,012 2,250,820 40,845 560,509
Shares redeemed ............................... (576,915) (7,960,307) (226,302) (2,972,435)
Net increase (decrease) .......................... 180,308 $2,576,701 119,820 $1,755,282
Class C
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 154,021 $2,551,169 123,755 $2,065,942
Shares issued in reinvestment of distributions .......... 167,778 2,488,961 117,416 1,716,159
Shares redeemed
a
.............................. (343,510) (5,730,047) (132,180) (2,241,230)
Net increase (decrease) .......................... (21,711) $(689,917) 108,991 $1,540,871
Year ended December 31, 2020
Shares sold ................................... 150,974 $2,042,530 110,367 $1,505,401
Shares issued in reinvestment of distributions .......... 37,615 503,738 11,812 158,976
Shares redeemed
a
.............................. (202,957) (2,696,743) (79,660) (1,092,928)
Net increase (decrease) .......................... (14,368) $(150,475) 42,519 $571,449
Class R
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 42,492 $730,310 33,070 $560,640
Shares issued in reinvestment of distributions .......... 38,951 595,892 33,649 498,620
Shares redeemed ............................... (26,296) (444,410) (96,208) (1,581,384)
Net increase (decrease) .......................... 55,147 $881,792 (29,489) $(522,124)
Year ended December 31, 2020
Shares sold ................................... 38,249 $525,037 32,563 $444,531
Shares issued in reinvestment of distributions .......... 9,145 123,980 5,064 68,720
Shares redeemed ............................... (221,575) (3,004,033) (49,817) (715,261)
Net increase (decrease) .......................... (174,181) $(2,355,016) (12,190) $(202,010)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 246,381 $4,211,143 279,109 $4,774,889
Shares issued in reinvestment of distributions .......... 48 835 54 879
Shares redeemed ............................... (1,721,200) (30,874,568) (1,718,603) (30,767,288)
Net increase (decrease) .......................... (1,474,771) $(26,662,590) (1,439,440) $(25,991,520)
Year ended December 31, 2020
Shares sold ................................... 389,524 $5,397,365 405,186 $5,532,677
Shares issued in reinvestment of distributions .......... 18 285 13 199
Shares redeemed ............................... (307,199) (4,359,987) (211,312) (2,904,320)
Net increase (decrease) .......................... 82,343 $1,037,663 193,887 $2,628,556
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 25,416 $434,424 6,394 $109,125
Shares issued in reinvestment of distributions .......... 18,300 284,717 13,570 203,092
Shares redeemed ............................... (8,782) (146,179) (1,369) (24,149)
Net increase (decrease) .......................... 34,934 $572,962 18,595 $288,068
Year ended December 31, 2020
Shares sold ................................... 19,633 $296,010 6,539 $88,953
Shares issued in reinvestment of distributions .......... 2,819 39,717 1,546 21,331
Shares redeemed ............................... (11,049) (152,331) (6,491) (89,008)
Net increase (decrease) .......................... 11,403 $183,396 1,594 $21,276
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
b
Shares sold
a
................................... 392,623 $5,682,892 38,966 $425,182
Shares issued in reinvestment of distributions .......... 213,346 2,852,970 1,321 14,893
Shares redeemed ............................... (189,747) (2,753,809) (11,462) (117,866)
Net increase (decrease) .......................... 416,222 $5,782,053 28,825 $322,209
Year ended December 31, 2020
Shares sold
a
................................... 366,475 $4,201,261 — $—
Shares issued in reinvestment of distributions .......... 21,021 243,053 — —
Shares redeemed ............................... (158,030) (1,827,717) — —
Net increase (decrease) .......................... 229,466 $2,616,597 — $—
Class C
Class C Shares:
Year ended December 31, 2021
b
Shares sold ................................... 129,120 $1,846,042 6,853 $77,148
Shares issued in reinvestment of distributions .......... 76,168 994,120 228 2,565
Shares redeemed
a
.............................. (108,345) (1,531,221) (1,079) (12,304)
Net increase (decrease) .......................... 96,943 $1,308,941 6,002 $67,409
Year ended December 31, 2020
Shares sold ................................... 118,761 $1,355,736 — $—
Shares issued in reinvestment of distributions .......... 7,215 80,424 — —
Shares redeemed
a
.............................. (45,018) (519,043) — —
Net increase (decrease) .......................... 80,958 $917,117 — $—
Class R
Class R Shares:
Year ended December 31, 2021
b
Shares sold ................................... 26,931 $389,407 3,207 $34,334
Shares issued in reinvestment of distributions .......... 11,253 149,684 116 1,302
Shares redeemed ............................... (10,394) (152,358) (3) (12)
Net increase (decrease) .......................... 27,790 $386,733 3,320 $35,624
Year ended December 31, 2020
Shares sold ................................... 25,592 $295,783 — $—
Shares issued in reinvestment of distributions .......... 1,149 12,920 — —
Shares redeemed ............................... (28,943) (360,404) — —
Net increase (decrease) .......................... (2,202) $(51,701) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2021
b
Shares sold ................................... 260,819 $3,744,627 3,695 $40,469
Shares issued in reinvestment of distributions .......... 134 1,854 — —
Shares redeemed ............................... (1,155,363) (17,557,654) (2,695) (31,240)
Net increase (decrease) .......................... (894,410) $(13,811,173) 1,000 $9,229
Year ended December 31, 2020
Shares sold ................................... 404,086 $4,666,387 — $—
Shares issued in reinvestment of distributions .......... 14 171 — —
Shares redeemed ............................... (123,550) (1,438,009) — —
Net increase (decrease) .......................... 280,550 $3,228,549 — $—
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
b
Shares sold ................................... 7,070 $103,158 97,373 $977,734
Shares issued in reinvestment of distributions .......... 6,179 82,789 65 731
Shares redeemed ............................... (3,212) (46,236) — —
Net increase (decrease) .......................... 10,037 $139,711 97,438 $978,465
Year ended December 31, 2020
Shares sold ................................... 19,447 $244,925 — $—
Shares issued in reinvestment of distributions .......... 463 5,555 — —
Shares redeemed ............................... (3,037) (35,413) — —
Net increase (decrease) .......................... 16,873 $215,067 — $—
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period January 29, 2021 (commencement of operations) to December 31, 2021 for Franklin LifeSmart
TM
2060 Retirement Target Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Class A .................................................................................. 0.35%
Class C .................................................................................. 1.00%
Class R .................................................................................. 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,363 $8,037 $28,188 $26,721
CDSC retained ........................... $519 $760 $2,157 $2,710
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $26,604 $17,462 $24,376 $21,010
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
CDSC retained ........................... $2,281 $946 $1,828 $1,944
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $18,328 $—
CDSC retained ............................................................. $1,821 $—
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $59,614 $40,682 $140,140 $92,103
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $180,738 $101,333 $173,944 $128,635
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $140,423 $2,514
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in
Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2021, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 580,901 $ (591,503) $ 10,602 $ — $ — — $ 4,504
BrandywineGLOBAL - Global
Opportunities Bond Fund - USD
Hedged, Class IS ........... — 3,207,750 (158,085) (604) (184,789) 2,864,272 291,085 147,406
a
ClearBridge Tactical Dividend
Income Fund, Class IS ....... — 4,610,615 — — 33,589 4,644,204 212,452 25,928
Franklin Income Fund, Class R6 . 11,942,166 53,949 (11,891,359) 717,949 (822,705) — — 53,949
Franklin International Growth Fund,
Class R6 ................ 2,809,700 — (2,946,802) 485,848 (348,746) — — —
Franklin Liberty High Yield
Corporate ETF ............ 1,128,022 2,582,853 (810,997) 5,609 (28,284) 2,877,203 109,775 131,494
a
Franklin Liberty International
Aggregate Bond ETF ........ 1,085,024 142,100 (1,210,071) (9,089) (7,964) — — —
Franklin Liberty Investment Grade
Corporate ETF ............ 5,137,342 729,679 (2,202,019) (90,569) (139,075) 3,435,358 133,235 120,699
a
Franklin Liberty Senior Loan ETF — 2,397,618 (2,398,183) 565 — — — 27,793
Franklin Liberty U.S. Core Bond
ETF .................... 11,529,824 4,495,101 (10,343,131) (120,541) (344,494) 5,216,759 207,638 235,055
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,864,210 569,652 (3,350,098) (122,914) 39,150 — — 26,604
Franklin LibertyQ U.S. Equity ETF 3,520,625 — (3,590,129) 783,117 (713,613) — — 7,059
Franklin U.S. Core Equity (IU) Fund 3,140,134 2,091,843 (3,563,686) 473,864 166,216 2,308,371 153,177 345,267
a
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,944,487 3,871,824 (1,848,959) 1,644 (199,972) 5,769,024 986,158 117,563
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,298,368 30,996,913 (31,780,042) — — 515,239 515,239 55
Templeton Developing Markets
Trust, Class R6 ............ 616,505 84,925 (88,108) 11,109 (73,562) 550,869 24,792 37,442
a
Templeton Foreign Fund, Class R6 1,273,505 2,906,175 (2,946,171) (62,347) (10,687) 1,160,475 164,606 57,980
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Income Fund, Class
IS ..................... $ — $ 6,184,426 $ (356,872) $ 543 $ (74,392) $ 5,753,705 946,333 $ 133,939
Western Asset Short Duration High
Income Fund, Class I ........ — 5,428,901 (169,393) (317) (32,142) 5,227,049 986,236 66,877
Total Non-Controlled Affiliates $50,289,912 $70,935,225 $(80,245,608) $2,084,469 $(2,741,470) $40,322,528 $1,539,614
Total Affiliated Securities .... $50,289,912 $70,935,225 $(80,245,608) $2,084,469 $(2,741,470) $40,322,528 $1,539,614
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,349,823 (84,781) (2,175) (49,374) 1,213,493 109,719 26,387
ClearBridge Large Cap Value Fund,
Class IS ................. — 2,871,296 (985,648) 47,905 235,469 2,169,022 54,787 110,910
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,009,327 82,496 (461,958) 66,042 (65,338) 630,569 56,706 22,543
Franklin FTSE China ETF ..... 193,240 5,548 (198,531) 542 (799) — — —
Franklin FTSE Europe ETF .... 675,662 39,942 (540,151) 98,567 (20,647) 253,373 8,624 9,591
Franklin FTSE Japan ETF ..... 349,736 381,168 (742,144) 83,254 (72,014) — — —
Franklin Growth Fund, Class R6 . 4,577,804 828,698 (1,623,312) 327,690 262,718 4,373,598 28,924 367,363
a
Franklin International Core Equity
(IU) Fund ................ 2,107,449 1,371,308 (698,892) 29,200 57,198 2,866,263 229,485 218,597
a
Franklin International Growth Fund,
Class R6 ................ 702,671 52,024 (268,602) 59,612 (49,310) 496,395 23,120 10,617
a
Franklin Liberty High Yield
Corporate ETF ............ 568,443 1,484,582 (443,077) (1,308) (12,818) 1,595,822 60,886 82,307
a
Franklin Liberty International
Aggregate Bond ETF ........ 1,481,610 415,650 (654,790) (9,401) (49,565) 1,183,504 48,326 26,956
a
Franklin Liberty Investment Grade
Corporate ETF ............ 1,532,130 727,786 (1,486,965) (60,588) (6,830) 705,533 27,363 30,090
a
Franklin Liberty Senior Loan ETF — 1,486,577 (594,047) (3,393) (1,673) 887,464 35,527 32,786
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,457,794 35,961 (1,488,273) (4,336) (1,146) — — 2,548
Franklin Liberty Systematic Style
Premia ETF .............. 187,254 51,405 (29,923) (7,253) 27,758 229,241 10,598 3,018
Franklin Liberty U.S. Core Bond
ETF .................... 9,134,692 3,329,609 (4,137,595) (52,851) (307,517) 7,966,338 317,077 181,974
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,878,488 775,049 (1,159,360) (59,414) (16,775) 1,417,988 59,333 27,707
Franklin LibertyQ U.S. Equity ETF 3,349,931 391,747 (3,294,586) 784,714 (350,323) 881,483 18,743 33,290
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Low Duration Total Return
Fund, Class R6 ............ $ 1,679,031 $ 3,663 $ (1,684,317) $ 20,534 $ (18,911) $ — — $ 5,208
Franklin Rising Dividends Fund,
Class R6 ................ 2,381,190 102,022 (2,573,667) 929,863 (839,408) — — —
Franklin U.S. Core Equity (IU) Fund 4,102,258 5,336,413 (1,683,890) 63,728 1,003,693 8,822,202 585,415 680,491
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 153,283 12,435,033 (12,588,313) — — 3 3 34
Templeton Developing Markets
Trust, Class R6 ............ 812,524 127,213 (266,010) 17,984 (86,211) 605,500 27,250 41,546
a
Templeton Foreign Fund, Class R6 970,861 573,735 (491,034) (11,843) 269 1,041,988 147,800 46,688
Templeton Global Total Return
Fund, Class R6 ............ 430,004 18,717 (430,072) (38,648) 19,999 — — 7,241
Western Asset Core Plus Bond
Fund, Class I S ............ — 3,342,709 (621,087) 581 (27,677) 2,694,526 226,051 52,173
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 2,319,122 (1,228,745) (372) (16,158) 1,073,847 276,765 18,642
Total Non-Controlled Affiliates $39,735,382 $39,939,296 $(40,459,770) $2,278,634 $(385,390) $41,108,152 $2,038,707
Total Affiliated Securities .... $39,735,382 $39,939,296 $(40,459,770) $2,278,634 $(385,390) $41,108,152 $2,038,707
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 3,106,916 (170,880) (3,235) (107,551) 2,825,250 255,448 63,514
ClearBridge Large Cap Value Fund,
Class IS ................. — 10,098,172 (3,186,063) 139,063 849,769 7,900,941 199,569 397,612
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,947,628 263,164 (1,043,913) 161,426 (230,807) 3,097,498 278,552 105,069
Franklin FTSE China ETF ..... 744,331 — (746,284) 5,030 (3,077) — — —
Franklin FTSE Europe ETF .... 2,496,942 70,443 (1,934,022) 376,696 (41,900) 968,159 32,953 36,611
Franklin FTSE Japan ETF ..... 1,323,870 933,465 (2,303,075) 306,837 (261,097) — — —
Franklin Growth Fund, Class R6 . 18,306,866 1,924,667 (6,438,683) 1,696,789 482,588 15,972,227 105,629 1,332,258
a
Franklin International Core Equity
(IU) Fund ................ 8,007,443 4,601,197 (2,044,957) 100,779 233,975 10,898,437 872,573 826,581
a
Franklin International Growth Fund,
Class R6 ................ 2,721,050 134,818 (1,005,930) 263,653 (218,538) 1,895,053 88,265 40,341
a
Franklin Liberty High Yield
Corporate ETF ............ 1,440,834 4,003,820 (1,224,090) (1,465) (33,100) 4,185,999 159,710 217,697
a
Franklin Liberty International
Aggregate Bond ETF ........ 3,666,985 383,559 (1,140,156) (15,195) (121,382) 2,773,811 113,263 62,421
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty Investment Grade
Corporate ETF ............ $ 3,774,470 $ 1,392,958 $ (3,156,097) $ (116,664) $ (42,511) $ 1,852,156 71,833 $ 81,825
a
Franklin Liberty Senior Loan ETF — 3,798,141 (1,455,635) (8,333) (4,613) 2,329,560 93,257 85,813
Franklin Liberty Short Duration U.S.
Government ETF ........... 3,604,988 — (3,591,604) (10,330) (3,054) — — 6,309
Franklin Liberty Systematic Style
Premia ETF .............. 586,336 161,501 (73,112) (18,368) 83,063 739,420 34,184 9,609
Franklin Liberty U.S. Core Bond
ETF .................... 24,272,456 7,011,523 (9,184,280) (132,781) (775,400) 21,191,518 843,467 480,926
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 4,894,923 2,428,704 (3,408,553) (172,585) (19,725) 3,722,764 155,772 68,544
Franklin LibertyQ U.S. Equity ETF 12,582,170 363,631 (11,353,926) 3,055,341 (1,424,344) 3,222,872 68,528 123,881
Franklin Low Duration Total Return
Fund, Class R6 ............ 4,390,545 9,573 (4,404,425) 88,720 (84,413) — — 13,670
Franklin Rising Dividends Fund,
Class R6 ................ 9,108,959 186,317 (9,646,102) 5,033,039 (4,682,213) — — —
Franklin U.S. Core Equity (IU) Fund 15,790,078 17,003,176 (4,950,864) 195,956 3,718,431 31,756,777 2,107,285 2,462,786
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 910,873 24,278,332 (25,189,192) — — 13 13 114
Templeton Developing Markets
Trust, Class R6 ............ 3,147,351 823,358 (561,705) 25,227 (409,456) 3,024,775 136,128 204,965
a
Templeton Foreign Fund, Class R6 3,783,721 1,696,399 (1,434,987) (57,761) (8,520) 3,978,852 564,376 176,199
Templeton Global Total Return
Fund, Class R6 ............ 1,346,867 22,269 (1,311,932) (134,474) 77,270 — — 22,269
Western Asset Core Plus Bond
Fund, Class I S ............ — 8,565,157 (1,467,857) 2,746 (68,555) 7,031,491 589,890 138,466
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 4,394,458 (1,549,140) (545) (42,459) 2,802,314 722,246 43,488
Total Non-Controlled Affiliates $130,849,686 $97,655,718 $(103,977,464) $10,779,566 $(3,137,619) $132,169,887 $7,000,968
Total Affiliated Securities .... $130,849,686 $97,655,718 $(103,977,464) $10,779,566 $(3,137,619) $132,169,887 $7,000,968
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,267,972 (279,889) (5,299) (32,914) 949,870 85,883 22,639
ClearBridge Large Cap Value Fund,
Class IS ................. — 6,107,138 (2,713,442) 162,303 443,209 3,999,208 101,016 205,242
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,499,782 386,789 (1,173,728) 143,463 (164,302) 1,692,004 152,159 61,234
Franklin FTSE China ETF ..... 502,964 69,268 (572,853) 2,991 (2,370) — — —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Europe ETF .... $ 1,466,324 $ 92,093 $ (1,239,799) $ 248,344 $ (43,792) $ 523,170 17,807 $ 21,775
Franklin FTSE Japan ETF ..... 731,665 977,296 (1,742,194) 177,244 (144,011) — — —
Franklin Growth Fund, Class R6 . 10,345,578 2,036,028 (5,523,618) 1,789,413 (364,017) 8,283,384 54,781 686,762
a
Franklin International Core Equity
(IU) Fund ................ 4,684,093 3,901,489 (2,854,536) 87,782 154,164 5,972,992 478,222 455,674
a
Franklin International Growth Fund,
Class R6 ................ 1,506,778 198,581 (718,135) 203,513 (163,408) 1,027,329 47,849 21,857
a
Franklin Liberty High Yield
Corporate ETF ............ 523,376 2,120,385 (1,177,888) (977) (11,499) 1,453,397 55,452 86,504
a
Franklin Liberty International
Aggregate Bond ETF ........ 1,252,548 468,382 (722,944) (7,817) (37,337) 952,832 38,907 21,445
a
Franklin Liberty Investment Grade
Corporate ETF ............ 1,368,125 485,839 (1,157,267) (38,005) (16,459) 642,233 24,908 32,955
a
Franklin Liberty Senior Loan ETF — 1,463,817 (649,808) (4,113) (1,393) 808,503 32,366 30,295
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,336,287 — (1,331,326) (3,830) (1,131) — — 2,339
Franklin Liberty Systematic Style
Premia ETF .............. 284,567 135,518 (111,708) (28,183) 60,207 340,401 15,737 5,062
Franklin Liberty U.S. Core Bond
ETF .................... 8,612,136 4,526,067 (5,418,549) (76,154) (257,911) 7,385,589 293,962 194,875
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,734,123 789,521 (1,164,219) (56,177) (10,562) 1,292,686 54,090 26,620
Franklin LibertyQ U.S. Equity ETF 7,291,097 474,665 (7,035,981) 1,791,957 (854,195) 1,667,543 35,457 70,241
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,566,968 3,427 (1,572,014) 48,336 (46,717) — — 4,960
Franklin Rising Dividends Fund,
Class R6 ................ 5,244,910 193,387 (5,660,900) 1,980,736 (1,758,133) — — —
Franklin U.S. Core Equity (IU) Fund 9,352,120 10,962,895 (6,435,136) 333,985 2,059,898 16,273,762 1,079,878 1,270,244
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 461,257 19,894,945 (20,356,196) — — 6 6 62
Templeton Developing Markets
Trust, Class R6 ............ 2,067,967 641,798 (850,469) 54,917 (248,501) 1,665,712 74,965 112,752
a
Templeton Foreign Fund, Class R6 2,171,717 1,657,146 (1,692,701) 505 13,032 2,149,699 304,922 95,151
Templeton Global Total Return
Fund, Class R6 ............ 663,118 93,398 (726,015) (56,934) 26,433 — — 11,904
Western Asset Core Plus Bond
Fund, Class I S ............ — 3,717,046 (1,318,347) 4,447 (16,374) 2,386,772 200,233 52,077
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 1,257,663 $ (291,206) $ (741) $ (14,178) $ 951,538 245,242 $ 10,775
Total Non-Controlled Affiliates $65,667,500 $63,922,553 $(74,490,868) $6,751,706 $(1,432,261) $60,418,630 $3,503,444
Total Affiliated Securities .... $65,667,500 $63,922,553 $(74,490,868) $6,751,706 $(1,432,261) $60,418,630 $3,503,444
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,993,728 (320,130) (6,061) (52,056) 1,615,481 146,065 38,111
ClearBridge Large Cap Value Fund,
Class IS ................. — 13,397,386 (5,752,168) 287,236 989,915 8,922,369 225,369 456,205
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 6,231,816 402,690 (2,191,933) 287,546 (358,393) 4,371,726 393,141 157,431
Franklin FTSE China ETF ..... 1,174,547 — (1,177,628) 7,937 (4,856) — — —
Franklin FTSE Europe ETF .... 3,285,049 64,021 (2,632,578) 509,158 (54,005) 1,171,645 39,879 48,001
Franklin FTSE Japan ETF ..... 1,741,892 1,694,669 (3,493,342) 371,576 (314,795) — — —
Franklin Growth Fund, Class R6 . 22,993,541 2,138,414 (10,186,912) 4,232,143 (1,224,360) 17,952,826 118,728 1,516,087
a
Franklin International Core Equity
(IU) Fund ................ 10,556,792 7,139,661 (4,707,724) 175,187 323,714 13,487,630 1,079,874 1,033,259
a
Franklin International Growth Fund,
Class R6 ................ 3,316,469 347,834 (1,449,606) 437,339 (360,835) 2,291,201 106,716 48,938
a
Franklin Liberty High Yield
Corporate ETF ............ 744,748 3,228,693 (1,933,692) 4,415 (16,087) 2,028,077 77,378 124,366
a
Franklin Liberty International
Aggregate Bond ETF ........ 2,040,407 266,702 (650,449) (5,813) (67,666) 1,583,181 64,646 35,746
a
Franklin Liberty Investment Grade
Corporate ETF ............ 1,950,538 332,442 (1,311,957) (44,329) (29,739) 896,955 34,787 44,929
a
Franklin Liberty Senior Loan ETF — 2,373,965 (1,237,125) (6,220) (2,123) 1,128,497 45,176 47,408
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,924,575 — (1,917,430) (5,771) (1,374) — — 3,368
Franklin Liberty Systematic Style
Premia ETF .............. 577,980 195,720 (160,116) (40,154) 101,337 674,767 31,195 9,862
Franklin Liberty U.S. Core Bond
ETF .................... 11,028,501 6,177,936 (6,657,175) (57,842) (371,955) 10,119,465 402,776 256,318
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,391,313 1,384,276 (1,879,537) (94,977) 1,062 1,802,137 75,407 34,819
Franklin LibertyQ U.S. Equity ETF 16,257,690 112,117 (14,729,957) 4,060,766 (2,063,645) 3,636,971 77,333 152,942
Franklin Low Duration Total Return
Fund, Class R6 ............ 2,225,009 4,866 (2,232,174) 34,331 (32,032) — — 7,042
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Rising Dividends Fund,
Class R6 ................ $ 11,680,863 $ — $ (12,070,198) $ 6,121,810 $ (5,732,475) $ — — $ —
Franklin U.S. Core Equity (IU) Fund 20,803,766 17,769,810 (9,701,653) 477,040 4,633,026 33,981,989 2,254,943 2,665,755
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 150,290 24,538,622 (24,688,903) — — 9 9 112
Templeton Developing Markets
Trust, Class R6 ............ 5,118,546 698,175 (1,052,793) 90,044 (620,507) 4,233,465 190,525 287,881
a
Templeton Foreign Fund, Class R6 4,681,872 2,787,156 (2,846,566) (49,136) 26,671 4,599,997 652,482 204,348
Templeton Global Total Return
Fund, Class R6 ............ 1,350,909 22,336 (1,315,869) (114,738) 57,362 — — 22,336
Western Asset Core Plus Bond
Fund, Class I S ............ — 5,238,070 (1,801,767) 4,602 (29,675) 3,411,230 286,177 70,820
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 1,664,254 (283,724) (722) (20,492) 1,359,316 350,339 15,083
Total Non-Controlled Affiliates $132,227,113 $93,973,543 $(118,383,106) $16,675,367 $(5,223,983) $119,268,934 $7,281,167
Total Affiliated Securities .... $132,227,113 $93,973,543 $(118,383,106) $16,675,367 $(5,223,983) $119,268,934 $7,281,167
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 6,494,099 (3,693,883) 203,762 394,048 3,398,026 85,830 176,524
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,703,240 270,846 (1,212,284) 141,903 (168,810) 1,734,895 156,016 68,710
Franklin FTSE China ETF ..... 508,944 108,733 (617,915) 2,342 (2,104) — — —
Franklin FTSE Europe ETF .... 1,505,969 86,106 (1,329,894) 250,896 (40,559) 472,518 16,083 22,079
Franklin FTSE Japan ETF ..... 803,196 873,805 (1,705,589) 177,769 (149,181) — — —
Franklin Growth Fund, Class R6 . 10,560,384 1,933,565 (6,832,944) 2,443,035 (955,992) 7,148,048 47,272 588,152
a
Franklin International Core Equity
(IU) Fund ................ 4,999,128 3,862,900 (3,869,482) 156,295 136,767 5,285,608 423,187 422,429
a
Franklin International Growth Fund,
Class R6 ................ 1,580,855 330,199 (1,057,304) 292,761 (224,211) 922,300 42,958 18,957
a
Franklin Liberty High Yield
Corporate ETF ............ 189,800 1,188,407 (924,789) 2,568 (3,680) 452,306 17,257 34,070
a
Franklin Liberty Investment Grade
Corporate ETF ............ 496,944 159,532 (438,547) (13,871) (3,405) 200,653 7,782 11,256
a
Franklin Liberty Senior Loan ETF — 693,483 (439,567) (2,231) (336) 251,349 10,062 12,289
Franklin Liberty Short Duration U.S.
Government ETF ........... 488,325 — (486,513) (1,569) (243) — — 855
Franklin Liberty Systematic Style
Premia ETF .............. 242,300 124,929 (150,136) (37,302) 59,876 239,667 11,080 4,260
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty U.S. Core Bond
ETF .................... $ 2,884,293 $ 2,461,794 $ (2,949,847) $ (18,051) $ (86,200) $ 2,291,989 91,226 $ 64,052
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 609,526 417,344 (601,846) (28,616) 6,024 402,432 16,839 8,656
Franklin LibertyQ U.S. Equity ETF 7,510,669 458,381 (7,502,880) 1,946,990 (992,337) 1,420,823 30,211 67,407
Franklin Low Duration Total Return
Fund, Class R6 ............ 567,043 1,240 (568,869) 8,030 (7,444) — — 1,795
Franklin Rising Dividends Fund,
Class R6 ................ 5,240,035 221,186 (5,684,646) 1,890,226 (1,666,801) — — —
Franklin U.S. Core Equity (IU) Fund 9,792,410 7,038,974 (6,818,784) 456,629 1,963,006 12,432,235 824,966 994,114
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 137,383 18,823,332 (18,960,711) — — 4 4 49
Templeton Developing Markets
Trust, Class R6 ............ 2,174,948 1,324,875 (1,561,214) 50,076 (269,685) 1,719,000 77,363 112,556
a
Templeton Foreign Fund, Class R6 2,153,890 2,338,620 (2,644,304) 36,088 9,137 1,893,431 268,572 80,987
Western Asset Core Plus Bond
Fund, Class I S ............ — 1,324,090 (575,727) 2,280 (10,261) 740,382 62,113 15,292
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 479,100 (178,840) (534) (4,263) 295,463 76,150 3,611
Total Non-Controlled Affiliates $55,149,282 $51,015,540 $(70,806,515) $7,959,476 $(2,016,654) $41,301,129 $2,708,100
Total Affiliated Securities .... $55,149,282 $51,015,540 $(70,806,515) $7,959,476 $(2,016,654) $41,301,129 $2,708,100
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 10,856,104 (4,732,820) 263,424 804,792 7,191,500 181,649 370,256
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,125,258 655,679 (1,512,250) 140,347 (271,430) 4,137,604 372,087 148,210
Franklin FTSE China ETF ..... 966,198 91,014 (1,058,828) 5,610 (3,994) — — —
Franklin FTSE Europe ETF .... 2,648,329 165,601 (2,174,378) 398,847 (23,614) 1,014,785 34,540 42,774
Franklin FTSE Japan ETF ..... 1,342,125 2,147,444 (3,535,562) 289,109 (243,116) — — —
Franklin Growth Fund, Class R6 . 19,573,768 1,666,551 (9,123,166) 3,831,416 (1,233,261) 14,715,308 97,317 1,235,294
a
Franklin International Core Equity
(IU) Fund ................ 8,702,913 7,043,654 (4,495,589) 140,330 247,590 11,638,898 931,857 891,321
a
Franklin International Growth Fund,
Class R6 ................ 2,798,056 353,054 (1,247,454) 372,168 (291,506) 1,984,318 92,423 42,383
a
Franklin Liberty Systematic Style
Premia ETF .............. 414,809 147,744 (133,525) (33,687) 76,855 472,196 21,830 7,154
Franklin Liberty U.S. Core Bond
ETF .................... 1,614,658 3,256,355 (2,779,783) (9,828) (59,650) 2,021,752 80,470 44,860
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin LibertyQ U.S. Equity ETF $ 13,815,338 $ 17,099 $ (12,594,729) $ 3,420,090 $ (1,707,371) $ 2,950,427 62,735 $ 128,463
Franklin Rising Dividends Fund,
Class R6 ................ 9,742,984 154,346 (10,321,192) 4,723,981 (4,300,119) — — —
Franklin U.S. Core Equity (IU) Fund 17,842,471 9,739,126 (5,049,460) 339,139 3,877,208 26,748,484 1,774,949 2,109,756
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 57,646 18,090,957 (18,148,597) — — 6 6 77
Templeton Developing Markets
Trust, Class R6 ............ 4,089,916 2,017,985 (1,513,273) (61,256) (502,502) 4,030,870 181,407 274,067
a
Templeton Foreign Fund, Class R6 4,023,269 3,309,133 (3,306,927) (12,665) 28,110 4,040,920 573,180 179,512
Western Asset Core Plus Bond
Fund, Class I S ............ — 2,642,591 (591,308) 5,101 (27,676) 2,028,708 170,194 44,993
a
Total Non-Controlled Affiliates $92,757,738 $62,354,437 $(82,318,841) $13,812,126 $(3,629,684) $82,975,776 $5,519,120
Total Affiliated Securities .... $92,757,738 $62,354,437 $(82,318,841) $13,812,126 $(3,629,684) $82,975,776 $5,519,120
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 6,339,451 (3,565,701) 222,290 368,141 3,364,181 84,976 168,934
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,749,839 790,885 (1,589,103) 129,576 (165,329) 1,915,868 172,290 74,631
Franklin FTSE China ETF ..... 558,248 13,693 (573,267) 4,600 (3,274) — — —
Franklin FTSE Europe ETF .... 1,526,769 280,786 (1,516,823) 267,987 (40,603) 518,116 17,635 22,844
Franklin FTSE Japan ETF ..... 772,464 1,145,761 (1,939,789) 165,787 (144,223) — — —
Franklin Growth Fund, Class R6 . 10,032,925 2,251,933 (6,568,614) 2,518,057 (1,028,679) 7,205,622 47,653 553,808
a
Franklin International Core Equity
(IU) Fund ................ 5,008,274 4,251,369 (4,136,682) 195,815 118,673 5,437,449 435,344 430,138
a
Franklin International Growth Fund,
Class R6 ................ 1,525,111 820,258 (1,422,440) 318,203 (225,295) 1,015,837 47,314 20,384
a
Franklin Liberty Systematic Style
Premia ETF .............. 208,879 131,049 (134,212) (33,447) 54,787 227,056 10,497 3,877
Franklin Liberty U.S. Core Bond
ETF .................... 347,612 704,125 (1,041,572) 3,449 (13,614) — — 2,558
Franklin LibertyQ U.S. Equity ETF 7,526,545 503,624 (7,570,674) 1,961,262 (986,389) 1,434,368 30,499 65,814
Franklin Rising Dividends Fund,
Class R6 ................ 5,121,977 454,070 (5,791,678) 1,799,506 (1,583,875) — — —
Franklin U.S. Core Equity (IU) Fund 9,397,730 5,618,517 (6,322,571) 712,896 1,626,394 11,032,966 732,115 888,564
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 13,163,302 (13,163,298) — — 4 4 43
Templeton Developing Markets
Trust, Class R6 ............ 2,163,284 1,606,827 (1,464,815) 6,944 (278,463) 2,033,777 91,529 130,649
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 2,197,341 $ 2,379,402 $ (2,512,350) $ 38,117 $ 7,807 $ 2,110,317 299,336 $ 88,670
Western Asset Core Plus Bond
Fund, Class I S ............ — 340,657 (135,131) 1,424 (2,874) 204,076 17,120 5,933
a
Total Non-Controlled Affiliates $49,136,998 $40,795,709 $(59,448,720) $8,312,466 $(2,296,816) $36,499,637 $2,456,847
Total Affiliated Securities .... $49,136,998 $40,795,709 $(59,448,720) $8,312,466 $(2,296,816) $36,499,637 $2,456,847
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 3,725,868 (2,045,137) 116,047 232,178 2,028,956 51,249 106,236
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,532,282 746,700 (1,021,156) 47,764 (83,269) 1,222,321 109,921 46,194
Franklin FTSE China ETF ..... 314,018 21,747 (336,370) 2,555 (1,950) — — —
Franklin FTSE Europe ETF .... 837,553 183,930 (849,121) 142,347 (11,948) 302,761 10,305 13,916
Franklin FTSE Japan ETF ..... 434,996 689,332 (1,137,150) 91,598 (78,776) — — —
Franklin Growth Fund, Class R6 . 5,738,706 965,483 (3,346,490) 875,483 3,569 4,236,751 28,019 353,139
a
Franklin International Core Equity
(IU) Fund ................ 2,803,333 2,761,312 (2,303,503) 30,054 129,749 3,420,945 273,895 268,983
a
Franklin International Growth Fund,
Class R6 ................ 863,616 450,107 (781,202) 153,642 (92,210) 593,953 27,664 12,634
a
Franklin Liberty Systematic Style
Premia ETF .............. 111,075 76,232 (68,381) (17,021) 30,150 132,055 6,105 2,306
Franklin Liberty U.S. Core Bond
ETF .................... 224,001 383,712 (601,989) 1,362 (7,086) — — 1,466
Franklin LibertyQ U.S. Equity ETF 4,237,997 394,544 (4,368,192) 986,986 (411,991) 839,344 17,847 40,057
Franklin Rising Dividends Fund,
Class R6 ................ 2,867,319 352,461 (3,346,885) 840,470 (713,365) — — —
Franklin U.S. Core Equity (IU) Fund 5,291,921 3,751,361 (3,156,269) 236,565 1,129,476 7,253,054 481,291 579,081
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 222,738 8,705,030 (8,927,766) — — 2 2 29
Templeton Developing Markets
Trust, Class R6 ............ 1,207,703 978,502 (810,506) (33,642) (148,264) 1,193,793 53,726 81,117
a
Templeton Foreign Fund, Class R6 1,298,745 1,515,487 (1,594,207) 1,722 12,475 1,234,222 175,067 54,829
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class I S ............ $ — $ 221,779 $ (93,096) $ 781 $ (1,886) $ 127,578 10,703 $ 3,642
a
Total Non-Controlled Affiliates $27,986,003 $25,923,587 $(34,787,420) $3,476,713 $(13,148) $22,585,735 $1,563,629
Total Affiliated Securities .... $27,986,003 $25,923,587 $(34,787,420) $3,476,713 $(13,148) $22,585,735 $1,563,629
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 144,760 (34,454) 368 10,962 121,636 3,072 6,136
a
Franklin Emerging Market Core
Equity (IU) Fund ........... — 99,779 (22,898) (817) (5,010) 71,054 6,390 2,143
Franklin FTSE Europe ETF .... — 44,220 (29,027) 2,519 1,884 19,596 667 591
Franklin Growth Fund, Class R6 . — 307,273 (79,509) (1,318) 25,894 252,340 1,669 21,345
a
Franklin International Core Equity
(IU) Fund ................ — 238,414 (35,886) (725) 1,524 203,327 16,279 14,853
a
Franklin International Growth Fund,
Class R6 ................ — 57,553 (22,074) 329 423 36,231 1,687 770
a
Franklin Liberty Systematic Style
Premia ETF .............. — 9,577 (2,134) 24 580 8,047 372 80
Franklin Liberty U.S. Core Bond
ETF .................... — 17,890 (17,780) (110) — — — 31
Franklin LibertyQ U.S. Equity ETF — 187,639 (158,337) 11,471 9,972 50,745 1,079 1,649
Franklin Rising Dividends Fund,
Class R6 ................ — 114,360 (120,722) 6,362 — — — —
Franklin U.S. Core Equity (IU) Fund — 379,872 (40,607) 220 41,822 381,307 25,302 30,505
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 395,294 (378,998) — — 16,296 16,296 1
Templeton Developing Markets
Trust, Class R6 ............ — 102,034 (17,869) (1,888) (10,592) 71,685 3,226 5,068
a
Templeton Foreign Fund, Class R6 — 123,170 (45,783) (1,426) (1,082) 74,879 10,621 3,446
Western Asset Core Plus Bond
Fund, Class I S ............ — 7,742 (555) (15) (110) 7,062 592 155
a
Total Non-Controlled Affiliates $— $2,229,577 $(1,006,633) $14,994 $76,267 $1,314,205 $86,773
Total Affiliated Securities .... $— $2,229,577 $(1,006,633) $14,994 $76,267 $1,314,205 $86,773
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund, so that the
operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund does not exceed 0.05% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund,
so that the expenses (including acquired fund fees and expenses but excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.00% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
At December 31, 2021, Templeton International Inc. owned 73.2% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares. Investment activities of this investment company could have a material impact on the Fund.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2021, the following Fund utilized capital loss carryforwards as follows:
Franklin
LifeSmart™
Retirement
Income Fund
Capital loss utilized carryforwards ................................................................ $1,334,004
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the deferred losses were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
Franklin LifeSmart
2020 Retirement™
Target Fund
Franklin LifeSmart
2025 Retirement™
Target Fund
Franklin LifeSmart
2030 Retirement™
Target Fund
Franklin LifeSmart
2035 Retirement™
Target Fund
Post-October capital loss ................... $15,081 $62,000 $6,716 $8,047
Franklin LifeSmart
2045 Retirement™
Target Fund
Franklin LifeSmart
2055 Retirement™
Target Fund
Franklin LifeSmart
2060 Retirement™
Target Fund
Post-October capital loss ................... $15,799 $10,561 $2,022
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $3,377,223 $2,025,439 $1,981,886 $817,914
Long term capital gain .................... 181,483 — 1,950,792 —
$3,558,706 $2,025,439 $3,932,678 $817,914
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $6,367,131 $2,029,059 $3,876,465 $1,051,011
Long term capital gain .................... 9,604,300 2,472,057 4,673,146 687,779
$15,971,431 $4,501,116 $8,549,611 $1,738,790
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $7,271,766 $1,891,407 $3,560,350 $973,437
Long term capital gain .................... 13,762,041 3,249,006 5,704,054 753,333
$21,033,807 $5,140,413 $9,264,404 $1,726,770
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $5,804,716 $1,406,789 $3,529,391 $831,990
Long term capital gain .................... 11,340,166 2,496,432 5,842,631 638,553
$17,144,882 $3,903,221 $9,372,022 $1,470,543
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
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At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
2021 2020 2021
Distributions paid from:
Ordinary income ......................................... $2,284,264 $398,408 $78,334
Long term capital gain ..................................... 2,063,007 201,707 —
$4,347,271 $600,115 $78,334
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $56,769,655 $39,451,006 $121,592,174 $55,489,842
Unrealized appreciation ..................... $1,865,008 $5,586,455 $22,634,212 $10,786,699
Unrealized depreciation ..................... (728,633) (503,753) (1,176,100) (632,146)
Net unrealized appreciation (depreciation) ....... $1,136,375 $5,082,702 $21,458,112 $10,154,553
Distributable earnings:
Undistributed ordinary income ................ $41,386 $— $— $—
Undistributed long term capital gains ........... 456,546 764,931 2,906,366 1,435,782
Total distributable earnings .................. $497,932 $764,931 $2,906,366 $1,435,782
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $104,932,225 $36,274,989 $69,958,407 $31,909,129
Unrealized appreciation ..................... $26,837,484 $10,183,387 $21,852,659 $9,341,003
Unrealized depreciation ..................... (941,488) (205,579) (475,326) (234,574)
Net unrealized appreciation (depreciation) ....... $25,895,996 $9,977,808 $21,377,333 $9,106,429
Distributable earnings:
Undistributed ordinary income ................ $— $28,318 $— $22,596
Undistributed long term capital gains ........... 3,185,315 1,160,433 2,517,563 1,092,102
Total distributable earnings .................. $3,185,315 $1,188,751 $2,517,563 $1,114,698
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of return of capital distributions, short term capital gains distributions from Underlying Funds, wash sales, non-
deductible expenses and offering costs.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2021, were as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $19,492,951 $1,427,850
Unrealized appreciation ....................................................... $5,641,644 $105,955
Unrealized depreciation ....................................................... (120,054) (22,932)
Net unrealized appreciation (depreciation) ......................................... $5,521,590 $83,023
Distributable earnings:
Undistributed long term capital gains ............................................. $708,810 $43,441
Total distributable earnings .................................................... $708,810 $43,441
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $70,134,756 $36,037,602 $99,731,863 $60,069,552
Sales .................................. $69,999,773 $37,452,368 $106,640,808 $71,801,738
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $99,832,852 $50,505,069 $72,001,772 $44,695,730
Sales .................................. $125,058,749 $70,092,462 $93,307,505 $63,738,244
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $27,668,556 $1,392,442
Sales .................................................................... $36,676,345 $997,730
5. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2021, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 50,849,541 $ — $ — $ 50,849,541
Index-Linked Notes ...................... — 6,541,250 — 6,541,250
Short Term Investments ................... 515,239 — — 515,239
Total Investments in Securities ........... $51,364,780 $6,541,250 $— $57,906,030

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 44,078,734 $ — $ — $ 44,078,734
Short Term Investments ................... 3 454,971 — 454,974
Total Investments in Securities ........... $44,078,737 $454,971 $— $44,533,708
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 141,767,678 — — 141,767,678
Short Term Investments ................... 13 1,282,595 — 1,282,608
Total Investments in Securities ........... $141,767,691 $1,282,595 $— $143,050,286
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 64,796,200 — — 64,796,200
Short Term Investments ................... 6 848,189 — 848,195
Total Investments in Securities ........... $64,796,206 $848,189 $— $65,644,395
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 129,507,849 — — 129,507,849
Short Term Investments ................... 9 1,320,363 — 1,320,372
Total Investments in Securities ........... $129,507,858 $1,320,363 $— $130,828,221
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 45,626,429 — — 45,626,429
Short Term Investments ................... 4 626,364 — 626,368
Total Investments in Securities ........... $45,626,433 $626,364 $— $46,252,797
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 90,410,059 — — 90,410,059
Short Term Investments ................... 6 925,675 — 925,681
Total Investments in Securities ........... $90,410,065 $925,675 $— $91,335,740
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 40,963,647 — — 40,963,647
Short Term Investments ................... 4 51,907 — 51,911
Total Investments in Securities ........... $40,963,651 $51,907 $— $41,015,558
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in these financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 25,014,539 $ — $ — $ 25,014,539
Short Term Investments ................... 2 — — 2
Total Investments in Securities ........... $25,014,541 $— $— $25,014,541
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,494,577 — — 1,494,577
Short Term Investments ................... 16,296 — — 16,296
Total Investments in Securities ........... $1,510,873 $— $— $1,510,873
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ETF
Exchange-Traded Fund
9. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart™ Retirement Income Fund,
Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™
2030 Retirement Target Fund, Franklin LifeSmart™ 2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement
Target Fund, Franklin LifeSmart™ 2045 Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin
LifeSmart™ 2055 Retirement Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations and changes in net assets, including the related notes, and each of the financial highlights for each of the periods indicated in the table below (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Franklin LifeSmart™ Retirement Income Fund, Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin
LifeSmart™ 2025 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™
2035 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund, Franklin LifeSmart™ 2045
Retirement Target Fund, Franklin LifeSmart™ 2050 Retirement Target Fund, Franklin LifeSmart™ 2055 Retirement
Target Fund and Franklin LifeSmart™ 2060 Retirement Target Fund
(a)
Franklin LifeSmart™ 2060 Retirement Target Fund
(b)
(a) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for each of the two years in the period ended December 31, 2021, and the financial highlights for each of the five years in the period ended December 31, 2021
(b) Statement of operations, statement of changes in net assets, and the financial highlights for the period January 29, 2021
(commencement of operations) through December 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $380,525 $2,376,192 $11,259,065
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $322,706 $174,685 $631,582
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $449,207 $344,542 $1,290,921
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $1,223,735 $890,048 $2,760,589
Pursuant to:
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $6,248,260 $16,961,335 $7,666,398
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $338,425 $723,739 $292,101
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $715,541 $1,596,031 $680,371
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $2,097,718 $3,772,511 $2,286,207
Pursuant to:
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $14,131,032 $7,833,963 $2,972,416
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $588,108 $274,205 $171,913
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,373,805 $686,798 $422,251
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $3,322,675 $2,426,967 $1,566,675
Pursuant to:
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $993
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $8,158
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $20,238
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $35,351

Franklin Fund Allocator Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2021:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Foreign Taxes Paid $1,483 $11,441 $47,493 $25,092 $62,038
Foreign Source Income
Earned $9,026 $48,623 $198,096 $106,154 $256,966
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Foreign Taxes Paid $23,087 $53,368 $24,053 $15,453 $947
Foreign Source Income
Earned $100,464 $226,251 $105,062 $66,755 $3,915

Franklin Fund Allocator Series
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.

Franklin Fund Allocator Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Franklin Fund Allocator Series
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

RTF A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
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ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Fund
Allocator Series
December 31, 2021
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Franklin Conservative Allocation Fund
Franklin Moderate Allocation Fund
Franklin Growth Allocation Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
However, the Federal Reserve began decreasing its asset
purchases in November and accelerated its tapering in
December, while reiterating its intention to delay interest
rate increases until reaching its goal of maximum U.S.
employment.
Rebounding global economies, ongoing monetary and
fiscal stimulus measures, easing pandemic restrictions and
expanding vaccination programs benefited global equities,
but some business restrictions by China, the spread of
COVID-19 variants and higher inflation amid supply-chain
disruptions hindered global stocks near period-end. In this
environment, the prices of U.S. stocks, as measured by
the Standard & Poor’s
®
500 Index (S&P 500
®
), returned
+26.89% (the index increasing from 3,756.07 to 4,766.18).
1,3
The prices of stocks in global developed markets, as
measured by the MSCI World Index, returned +20.14% (the
index increasing from 2,690.044 to 3,231.727).
2,3
Investment-
grade bonds, as measured by the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -1.54%
total return (an index decrease from 2,392.02 to 2,355.14),
which includes reinvestment of income and distributions,
reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Fund Allocator Series’ annual report
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Fund Allocator Series
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +28.71% (index total return resulting in an increase from 7,759.35 to 9,986.70) and MSCI World Index +22.35% (index total return resulting in an increase from 11,625.199 to 14,223.137).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Conservative Allocation Fund 4
Franklin Moderate Allocation Fund 10
Franklin Growth Allocation Fund 16
Financial Highlights and Statements of Investments 22
Financial Statements 43
Notes to Financial Statements 48
Report of Independent Registered
Public Accounting Firm 63
Tax Information 64
Board Members and Officers 65
Shareholder Information 70
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a Chinese large property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
The foregoing information reflects our analysis and opinions as of December 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Annual Report
Franklin Conservative Allocation Fund
This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a lower level of risk.
Performance Overview
The Fund’s Class A shares posted a +8.18% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Conservative Allocation Fund Index-
NR (Blended Benchmark-NR) posted a +4.26% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures the equity
market performance of global developed and emerging
markets, posted a +18.54% cumulative total return.
3
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -4.51% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities, and may also have exposure
to derivative instruments. We use the following as a
general guide in allocating the Fund’s assets among the
broad asset classes: 60% fixed income funds and 40%
equity funds. When selecting equity funds, we consider the
fund investments’ foreign and domestic exposure, market
capitalization ranges and investment styles (growth versus
value). When selecting fixed income funds, we focus
primarily on maximizing income appropriate to the Fund’s
risk profile and consider the duration and maturity of the
underlying funds’ portfolios.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
During the reporting period, our largest domestic equity fund holding, Franklin U.S. Core Equity (IU) Fund, outperformed
the MSCI ACWI-NR, while our largest foreign equity fund
holding, Franklin International Core Equity (IU) Fund,
underperformed the index. On the fixed income side, our
largest domestic fixed income fund holding, Franklin Liberty
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Fixed Income 50.9%
Domestic Equity 35.5%
Foreign Equity 9.7%
Foreign Fixed Income 2.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.9%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
27
.

Franklin Conservative Allocation Fund
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Annual Report
U.S. Core Bond ETF, and our largest foreign fixed income
fund holding, Franklin Liberty International Aggregate Bond
ETF, performed better than the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
Conservative Allocation Fund. We look forward to serving
your future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 21.7%
Franklin U.S. Core Equity (IU) Fund 18.4%
Franklin Growth Fund, Class R6 9.3%
Western Asset Core Plus Bond Fund, Class IS 7.3%
ClearBridge Large Cap Value Fund, Class IS 4.5%
Franklin Liberty High Yield Corporate ETF 4.4%
Franklin International Core Equity (IU) Fund 4.3%
Schwab U.S. TIPS ETF 3.9%
Franklin Liberty U.S. Treasury Bond ETF 3.9%
Western Asset Short-Term Bond Fund, Class IS 2.9%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Franklin Conservative Allocation Fund
6
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +8.18% +2.23%
5-Year +42.99% +6.21%
10-Year +79.76% +5.44%
Advisor
1-Year +8.45% +8.45%
5-Year +44.82% +7.69%
10-Year +84.43% +6.31%
See page 8 for Performance Summary footnotes.

Franklin Conservative Allocation Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/12–12/31/21)
Advisor Class (1/1/12–12/31/21)

Franklin Conservative Allocation Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3514 $0.2449 $0.6813 $1.2776
C $0.2334 $0.2449 $0.6813 $1.1596
R $0.3087 $0.2449 $0.6813 $1.2349
R6 $0.3999 $0.2449 $0.6813 $1.3261
Advisor $0.3899 $0.2449 $0.6813 $1.3161
Total Annual Operating Expenses
7
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Conservative Allocation Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,031.20 $3.19 $1,022.07 $3.17 0.62%
C $1,000 $1,027.10 $7.00 $1,018.29 $6.97 1.37%
R $1,000 $1,029.70 $4.46 $1,020.81 $4.44 0.87%
R6 $1,000 $1,033.00 $1.61 $1,023.62 $1.60 0.31%
Advisor $1,000 $1,032.60 $1.90 $1,023.34 $1.89 0.37%

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franklintempleton.com
Annual Report
Franklin Moderate Allocation Fund
This annual report for Franklin Moderate Allocation Fund
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a moderate level of risk.
Performance Overview
The Fund’s Class A shares posted a +12.38% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Moderate Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +8.86% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index (ACWI)-NR, which measures the equity
market performance of global developed and emerging
markets, posted a +18.54% cumulative total return.
3
The
Fund’s fixed income benchmark, the Bloomberg Multiverse
Index, a broad-based measure of the global fixed income
bond market, posted a -4.51% cumulative total return.
3
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign
equity and fixed-income securities, and may also have
exposure to derivative instruments. We use the following
as a general guide in allocating the Fund’s assets among
the broad asset classes: 60% equity funds and 40% fixed
income funds. When selecting equity funds, we consider
the fund investments’ foreign and domestic exposure,
market capitalization ranges and investment styles (growth
versus value). When selecting fixed income funds, we focus
primarily on maximizing income appropriate to the Fund’s
risk profile and consider the duration and maturity of the
underlying funds’ portfolios.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
During the reporting period, our largest domestic equity fund holding, Franklin U.S. Core Equity (IU) Fund, outperformed
the MSCI ACWI-NR, while our largest foreign equity fund
holding, Franklin International Core Equity (IU) Fund,
underperformed the index. On the fixed income side, our
largest domestic fixed income fund holding, Franklin Liberty
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 50.3%
Domestic Fixed Income 31.7%
Foreign Equity 15.2%
Foreign Fixed Income 1.5%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.8%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 34 .

Franklin Moderate Allocation Fund
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Annual Report
U.S. Core Bond ETF, and our largest foreign fixed income
fund holding, Franklin Liberty International Aggregate Bond
ETF, performed better than the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin
Moderate Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 25.8%
Franklin Liberty U.S. Core Bond ETF 13.6%
Franklin Growth Fund, Class R6 13.0%
Franklin International Core Equity (IU) Fund 6.5%
ClearBridge Large Cap Value Fund, Class IS 6.4%
Western Asset Core Plus Bond Fund, Class IS 4.6%
Franklin Liberty High Yield Corporate ETF 2.7%
Franklin LibertyQ U.S. Equity ETF 2.5%
Vanguard S&P 500 ETF 2.5%
Schwab U.S. TIPS ETF 2.4%

Performance Summary as of December 31, 2021
Franklin Moderate Allocation Fund
12
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +12.38% +6.20%
5-Year +62.25% +8.93%
10-Year +117.39% +7.46%
Advisor
1-Year +12.64% +12.64%
5-Year +64.26% +10.44%
10-Year +122.90% +8.35%
See page 14 for Performance Summary footnotes.

Franklin Moderate Allocation Fund
Performance Summary
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Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/12–12/31/21)
Advisor Class (1/1/12–12/31/21)

Franklin Moderate Allocation Fund
Performance Summary
14
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Bond prices gen-
erally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline.
Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4107 $0.3277 $1.3404 $2.0788
C $0.2804 $0.3277 $1.3404 $1.9485
R $0.3665 $0.3277 $1.3404 $2.0346
R6 $0.4661 $0.3277 $1.3404 $2.1342
Advisor $0.4537 $0.3277 $1.3404 $2.1218
Total Annual Operating Expenses
7
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Moderate Allocation Fund
15
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,043.70 $3.21 $1,022.06 $3.18 0.62%
C $1,000 $1,040.70 $7.06 $1,018.29 $6.98 1.37%
R $1,000 $1,042.40 $4.50 $1,020.80 $4.45 0.87%
R6 $1,000 $1,045.60 $1.53 $1,023.71 $1.52 0.30%
Advisor $1,000 $1,045.10 $1.93 $1,023.32 $1.91 0.37%

16
franklintempleton.com
Annual Report
Franklin Growth Allocation Fund
This annual report for Franklin Growth Allocation Fund
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
consistent with an acceptable level of risk.
1
The Fund is a
fund of funds, meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds
(underlying funds), predominantly other Franklin Templeton
and Legg Mason mutual funds and exchange traded funds
(ETFs). The Fund is designed for investors seeking the
highest level of long-term total return that is consistent with a higher level of risk.
Performance Overview
The Fund’s Class A shares posted a +16.41% cumulative
total return for the 12 months under review. In comparison,
the Linked Franklin Growth Allocation Fund Index-NR
(Blended Benchmark-NR) posted a +13.62% cumulative
total return.
2
The Fund’s equity benchmark, the MSCI All
Country World Index-NR (ACWI-NR), which measures
the equity market performance of global developed and
emerging markets, posted a +18.54% cumulative total
return.
3
The Fund’s fixed income benchmark, the Bloomberg
Multiverse Index, a broad-based measure of the global
fixed income bond market, posted a -4.51% cumulative total
return.
3
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Whenever possible, we attempt to hold the same underlying
Franklin Templeton and Legg Mason funds and other
fund investments (collectively, “fund investments”) in each
Allocation Fund’s portfolio and will vary the allocation
percentages of the fund investments based upon each
Allocation Fund’s risk/return level. Under normal market
conditions, we allocate the Fund’s assets among the broad
asset classes of equity and fixed income investments by
investing primarily in a distinctly-weighted combination
of underlying funds, based on each underlying fund’s
predominant asset class and strategy. These underlying
funds, in turn, invest in a variety of U.S. and foreign
equity and fixed-income securities, and may also have
exposure to derivative instruments. We use the following
as a general guide in allocating the Fund’s assets among
the broad asset classes: 80% equity funds and 20% fixed
income funds. When selecting equity funds, we consider
the fund investments’ foreign and domestic exposure,
market capitalization ranges and investment styles (growth
versus value). When selecting fixed income funds, we focus
primarily on maximizing income appropriate to the Fund’s
risk profile and consider the duration and maturity of the
underlying funds’ portfolios.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.
Manager’s Discussion
The Fund’s performance can be attributed to its allocation
among equity and fixed income securities and to the actual
performance of the fund investments.
During the reporting period, our largest domestic equity fund holding, Franklin U.S. Core Equity (IU) Fund, outperformed
the MSCI ACWI-NR, while our largest foreign equity fund
holding, Franklin International Core Equity (IU) Fund,
underperformed the index. On the fixed income side, our
largest domestic fixed income fund holding, Franklin Liberty
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 64.3%
Foreign Equity 21.0%
Domestic Fixed Income 12.3%
Foreign Fixed Income 1.0%
Alternative Strategies 0.5%
Short-Term Investments & Other Net Assets 0.9%
1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: FactSet. The Blended Benchmark-NR was calculated internally.
3. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
41
.

Franklin Growth Allocation Fund
17
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Annual Report
U.S. Core Bond ETF, and our largest foreign fixed income
fund holding, Franklin Liberty International Aggregate Bond
ETF, performed better than the Bloomberg Multiverse Index.
Thank you for your continued participation in Franklin Growth
Allocation Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 27.2%
Franklin Growth Fund, Class R6 18.5%
Franklin International Core Equity (IU) Fund 9.0%
ClearBridge Large Cap Value Fund, Class IS 8.7%
Vanguard S&P 500 ETF 6.7%
Franklin Liberty U.S. Core Bond ETF 5.1%
Franklin LibertyQ U.S. Equity ETF 3.3%
Templeton Foreign Fund, Class R6 3.2%
Franklin Emerging Market Core Equity (IU) Fund 2.4%
Templeton Developing Markets Trust, Class R6 2.4%

Performance Summary as of December 31, 2021
Franklin Growth Allocation Fund
18
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +16.41% +10.03%
5-Year +81.68% +11.42%
10-Year +164.18% +9.58%
Advisor
1-Year +16.71% +16.71%
5-Year +84.05% +12.98%
10-Year +171.02% +10.48%
See page 20 for Performance Summary footnotes.

Franklin Growth Allocation Fund
Performance Summary
19
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Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (1/1/12–12/31/21)
Advisor Class (1/1/12–12/31/21)

Franklin Growth Allocation Fund
Performance Summary
20
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, it is subject to the same risks, and indirectly bears the fees and expenses, of the underlying funds. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Blended Benchmark-NR was calculated internally. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the
Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4794 $0.5179 $1.8549 $2.8522
C $0.3676 $0.5179 $1.8549 $2.7404
R $0.4241 $0.5179 $1.8549 $2.7969
R6 $0.5559 $0.5179 $1.8549 $2.9287
Advisor $0.5321 $0.5179 $1.8549 $2.9049
Total Annual Operating Expenses
7
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Growth Allocation Fund
21
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,054.90 $3.50 $1,021.79 $3.45 0.68%
C $1,000 $1,050.90 $7.40 $1,017.99 $7.29 1.43%
R $1,000 $1,053.80 $4.81 $1,020.53 $4.73 0.93%
R6 $1,000 $1,057.30 $1.56 $1,023.69 $1.53 0.30%
Advisor $1,000 $1,056.50 $2.21 $1,023.05 $2.18 0.43%

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.95 $14.08 $13.33 $14.86 $13.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.22 0.32 0.39 0.20
Net realized and unrealized gains (losses) ........... 0.99 1.05 1.43 (0.90) 1.25
Total from investment operations .................... 1.22 1.27 1.75 (0.51) 1.45
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.35) (0.23) (0.33) (0.38) (0.24)
Net realized gains ............................. (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ............................... (1.28) (0.40) (1.00) (1.02) (0.33)
Net asset value, end of year ....................... $14.89 $14.95 $14.08 $13.33 $14.86
Total return
d
................................... 8.18% 9.30% 13.25% (3.44)% 10.58%
Ratios to average net assets
Expenses
e,f
.................................... 0.62% 0.63% 0.63%
g
0.63%
g
0.63%
Net investment income
c
........................... 1.47% 1.54% 2.25% 2.57% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $1,081,071 $941,777 $839,134 $778,221 $800,141
Portfolio turnover rate ............................ 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.62 $13.77 $13.06 $14.57 $13.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.09 0.10 0.20 0.24 0.09
Net realized and unrealized gains (losses) ........... 0.99 1.05 1.40 (0.84) 1.23
Total from investment operations .................... 1.08 1.15 1.60 (0.60) 1.32
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.23) (0.13) (0.22) (0.27) (0.13)
Net realized gains ............................. (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ............................... (1.16) (0.30) (0.89) (0.91) (0.22)
Net asset value, end of year ....................... $14.54 $14.62 $13.77 $13.06 $14.57
Total return
d
................................... 7.40% 8.51% 12.35% (4.14)% 9.80%
Ratios to average net assets
Expenses
e,f
.................................... 1.37% 1.38% 1.38%
g
1.38%
g
1.38%
Net investment income
c
........................... 0.61% 0.76% 1.50% 1.82% 0.62%
Supplemental data
Net assets, end of year (000’s) ..................... $152,244 $212,656 $252,407 $285,547 $423,890
Portfolio turnover rate ............................ 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.88 $14.02 $13.28 $14.80 $13.69
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.18 0.28 0.33 0.16
Net realized and unrealized gains (losses) ........... 1.01 1.05 1.42 (0.87) 1.24
Total from investment operations .................... 1.19 1.23 1.70 (0.54) 1.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.31) (0.20) (0.29) (0.34) (0.20)
Net realized gains ............................. (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ............................... (1.24) (0.37) (0.96) (0.98) (0.29)
Net asset value, end of year ....................... $14.83 $14.88 $14.02 $13.28 $14.80
Total return .................................... 7.99% 8.98% 12.93% (3.64)% 10.25%
Ratios to average net assets
Expenses
d,e
.................................... 0.87% 0.88% 0.88%
f
0.88%
f
0.88%
Net investment income
c
........................... 1.14% 1.28% 2.00% 2.32% 1.12%
Supplemental data
Net assets, end of year (000’s) ..................... $55,629 $66,208 $71,153 $80,338 $103,629
Portfolio turnover rate ............................ 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
0
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.92 $14.06 $13.31 $14.84 $13.72
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.26 0.36 0.44 0.25
Net realized and unrealized gains (losses) ........... 1.00 1.05 1.44 (0.90) 1.25
Total from investment operations .................... 1.28 1.31 1.80 (0.46) 1.50
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.40) (0.28) (0.38) (0.43) (0.29)
Net realized gains ............................. (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ............................... (1.33) (0.45) (1.05) (1.07) (0.38)
Net asset value, end of year ....................... $14.87 $14.92 $14.06 $13.31 $14.84
Total return .................................... 8.60% 9.61% 13.64% (3.11)% 10.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.39% 0.40% 0.42% 0.40% 0.32%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.30% 0.31%
e
0.29%
e
0.28%
Net investment income
c
........................... 1.78% 1.86% 2.57% 2.91% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $2,852 $2,537 $2,364 $2,253 $2,149
Portfolio turnover rate ............................ 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.95 $14.08 $13.33 $14.86 $13.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.25 0.36 0.43 0.25
Net realized and unrealized gains (losses) ........... 0.99 1.06 1.43 (0.90) 1.24
Total from investment operations .................... 1.26 1.31 1.79 (0.47) 1.49
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.39) (0.27) (0.37) (0.42) (0.28)
Net realized gains ............................. (0.93) (0.17) (0.67) (0.64) (0.09)
Total distributions ............................... (1.32) (0.44) (1.04) (1.06) (0.37)
Net asset value, end of year ....................... $14.89 $14.95 $14.08 $13.33 $14.86
Total return .................................... 8.45% 9.58% 13.53% (3.19)% 10.88%
Ratios to average net assets
Expenses
d,e
.................................... 0.37% 0.38% 0.38%
f
0.38%
f
0.38%
Net investment income
c
........................... 1.72% 1.79% 2.50% 2.82% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $54,537 $48,041 $44,022 $38,031 $38,934
Portfolio turnover rate ............................ 61.92% 48.36% 86.76% 30.70% 17.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 325,713 $ 7,045,368
Domestic Equity 35.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,543,674 61,114,060
a
Franklin Growth Fund, Class R6 ........................................ 828,711 125,309,415
a
Franklin LibertyQ U.S. Equity ETF ....................................... 515,205 24,230,091
a
Franklin U.S. Core Equity (IU) Fund ..................................... 16,438,636 247,730,250
Vanguard S&P 500 ETF .............................................. 46,180 20,160,803
478,544,619
Domestic Fixed Income 50.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,041,335 33,637,163
a
Franklin Liberty High Yield Corporate ETF ................................. 2,239,059 58,685,736
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,006,793 25,959,352
a
Franklin Liberty Senior Loan ETF ....................................... 1,307,184 32,653,456
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,639,617 292,437,229
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,183,368 52,179,875
Schwab U.S. TIPS ETF ............................................... 831,095 52,267,564
a
Western Asset Core Plus Bond Fund, Class IS ............................. 8,258,494 98,441,245
a
Western Asset Short-Term Bond Fund, Class IS ............................ 10,109,639 39,225,398
685,487,018
Foreign Equity 9.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,137,763 12,651,929
a
Franklin FTSE Europe ETF ............................................ 181,099 5,320,689
a
Franklin International Core Equity (IU) Fund ............................... 4,622,381 57,733,541
a
Franklin International Growth Fund, Class R6 .............................. 484,139 10,394,454
iShares Core MSCI EAFE ETF ......................................... 138,875 10,365,630
a
Templeton Developing Markets Trust, Class R6 ............................. 600,167 13,335,719
a
Templeton Foreign Fund, Class R6 ...................................... 2,934,423 20,687,681
130,489,643
Foreign Fixed Income 2.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,350,036 33,062,382
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,167,391,617) ..............................................................
1,334,629,030
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 85 85
Total Money Market Funds (Cost $85) ..........................................
85

Franklin Fund Allocator Series
Statement of Investments
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $6,496,585)
BNP Paribas Securities Corp. (Maturity Value $2,751,694)
Deutsche Bank Securities, Inc. (Maturity Value $332,755)
HSBC Securities (USA), Inc. (Maturity Value $3,412,136)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $6,628,456) ........................................ $ 6,496,569 $ 6,496,569
Total Repurchase Agreements (Cost $6,496,569) ................................
6,496,569
Total Short Term Investments (Cost $6,496,654 ) .................................
6,496,654
a
Total Investments (Cost $1,173,888,271) 99.6% ..................................
$1,341,125,684
Other Assets, less Liabilities 0.4% .............................................
5,207,403
Net Assets 100.0% ...........................................................
$1,346,333,087
See Abbreviations on page 62 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.17 $15.08 $14.06 $16.11 $14.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.19 0.28 0.34 0.20
Net realized and unrealized gains (losses) ........... 1.77 1.60 2.15 (1.11) 2.01
Total from investment operations .................... 1.99 1.79 2.43 (0.77) 2.21
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.41) (0.22) (0.28) (0.33) (0.29)
Net realized gains ............................. (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ............................... (2.08) (0.70) (1.41) (1.28) (0.96)
Net asset value, end of year ....................... $16.08 $16.17 $15.08 $14.06 $16.11
Total return
d
................................... 12.38% 12.37% 17.40% (4.82)% 14.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.63% 0.64% 0.63% 0.63% 0.66%
Expenses net of waiver and payments by affiliates
e
...... 0.62% 0.64%
f,g
0.63%
f,g
0.63%
f
0.65%
Net investment income
c
........................... 1.29% 1.29% 1.78% 2.02% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $1,794,149 $1,573,566 $1,456,531 $1,318,198 $1,407,956
Portfolio turnover rate ............................ 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.64 $14.60 $13.65 $15.66 $14.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.07 0.07 0.15 0.17 0.07
Net realized and unrealized gains (losses) ........... 1.73 1.56 2.09 (1.02) 1.94
Total from investment operations .................... 1.80 1.63 2.24 (0.85) 2.01
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.28) (0.11) (0.16) (0.21) (0.16)
Net realized gains ............................. (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ............................... (1.95) (0.59) (1.29) (1.16) (0.83)
Net asset value, end of year ....................... $15.49 $15.64 $14.60 $13.65 $15.66
Total return
d
................................... 11.55% 11.57% 16.52% (5.54)% 14.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.37% 1.39% 1.38% 1.38% 1.41%
Expenses net of waiver and payments by affiliates
e
...... 1.37%
f
1.39%
f,g
1.38%
f,g
1.38%
f
1.40%
Net investment income
c
........................... 0.43% 0.50% 1.03% 1.27% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $205,894 $289,283 $339,845 $375,494 $568,280
Portfolio turnover rate ............................ 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.15 $15.05 $14.04 $16.08 $14.82
Income from investment operations
a
:
Net investment income
b,c
........................ 0.17 0.15 0.23 0.27 0.14
Net realized and unrealized gains (losses) ........... 1.77 1.61 2.15 (1.07) 2.02
Total from investment operations .................... 1.94 1.76 2.38 (0.80) 2.16
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.37) (0.18) (0.24) (0.29) (0.23)
Net realized gains ............................. (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ............................... (2.04) (0.66) (1.37) (1.24) (0.90)
Net asset value, end of year ....................... $16.05 $16.15 $15.05 $14.04 $16.08
Total return .................................... 12.05% 12.17% 17.05% (5.04)% 14.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.87% 0.89% 0.88% 0.88% 0.91%
Expenses net of waiver and payments by affiliates
d
...... 0.87%
e
0.89%
e,f
0.88%
e,f
0.88%
e
0.90%
Net investment income
c
........................... 1.01% 1.01% 1.53% 1.77% 0.98%
Supplemental data
Net assets, end of year (000’s) ..................... $69,211 $68,789 $78,999 $87,277 $119,920
Portfolio turnover rate ............................ 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.17 $15.08 $14.06 $16.11 $14.86
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.24 0.34 0.41 0.26
Net realized and unrealized gains (losses) ........... 1.78 1.60 2.15 (1.12) 2.01
Total from investment operations .................... 2.05 1.84 2.49 (0.71) 2.27
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.47) (0.27) (0.34) (0.39) (0.35)
Net realized gains ............................. (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ............................... (2.14) (0.75) (1.47) (1.34) (1.02)
Net asset value, end of year ....................... $16.08 $16.17 $15.08 $14.06 $16.11
Total return .................................... 12.74% 12.76% 17.81% (4.49)% 15.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.33% 0.34% 0.35% 0.30%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.30%
e
0.29%
e
0.29% 0.28%
Net investment income
c
........................... 1.60% 1.61% 2.12% 2.36% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $7,261 $6,767 $6,666 $5,141 $4,492
Portfolio turnover rate ............................ 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.19 $15.09 $14.07 $16.12 $14.88
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.23 0.32 0.39 0.26
Net realized and unrealized gains (losses) ........... 1.76 1.61 2.15 (1.11) 1.98
Total from investment operations .................... 2.03 1.84 2.47 (0.72) 2.24
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.45) (0.26) (0.32) (0.38) (0.33)
Net realized gains ............................. (1.67) (0.48) (1.13) (0.95) (0.67)
Total distributions ............................... (2.12) (0.74) (1.45) (1.33) (1.00)
Net asset value, end of year ....................... $16.10 $16.19 $15.09 $14.07 $16.12
Total return .................................... 12.64% 12.72% 17.68% (4.57)% 15.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.38% 0.39% 0.38% 0.38% 0.41%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.39%
e,f
0.38%
e,f
0.38%
e
0.40%
Net investment income
c
........................... 1.55% 1.53% 2.03% 2.27% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $78,346 $66,421 $61,026 $55,052 $52,575
Portfolio turnover rate ............................ 56.07% 44.49% 71.70% 33.65% 16.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 519,189 $ 11,230,370
Domestic Equity 50.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,480,130 137,778,328
a
Franklin Growth Fund, Class R6 ........................................ 1,859,131 281,119,140
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,166,237 54,848,126
a
Franklin U.S. Core Equity (IU) Fund ..................................... 36,947,489 556,798,655
Vanguard S&P 500 ETF .............................................. 123,230 53,798,521
1,084,342,770
Domestic Fixed Income 31.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,908,875 32,172,162
a
Franklin Liberty High Yield Corporate ETF ................................. 2,244,467 58,827,480
a
Franklin Liberty Investment Grade Corporate ETF ........................... 1,009,224 26,022,034
a
Franklin Liberty Senior Loan ETF ....................................... 1,310,341 32,732,318
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,656,677 292,865,850
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,188,641 52,305,894
Schwab U.S. TIPS ETF ............................................... 833,102 52,393,785
a
Western Asset Core Plus Bond Fund, Class IS ............................. 8,279,104 98,686,924
a
Western Asset Short-Term Bond Fund, Class IS ............................ 10,133,878 39,319,448
685,325,895
Foreign Equity 15.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,254,549 36,190,583
a
Franklin FTSE Europe ETF ............................................ 433,009 12,721,804
a
Franklin International Core Equity (IU) Fund ............................... 11,171,365 139,530,343
a
Franklin International Growth Fund, Class R6 .............................. 1,157,719 24,856,235
iShares Core MSCI EAFE ETF ......................................... 331,650 24,754,356
a
Templeton Developing Markets Trust, Class R6 ............................. 1,627,670 36,166,834
a
Templeton Foreign Fund, Class R6 ...................................... 7,132,475 50,283,951
324,504,106
Foreign Fixed Income 1.5%
a
Franklin Liberty International Aggregate Bond ETF .......................... 1,291,178 31,620,949
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,750,923,812) ..............................................................
2,137,024,090
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 132 132
Total Money Market Funds (Cost $132) .........................................
132

Franklin Fund Allocator Series
Statement of Investments
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.5%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $10,184,680)
BNP Paribas Securities Corp. (Maturity Value $4,313,823)
Deutsche Bank Securities, Inc. (Maturity Value $521,659)
HSBC Securities (USA), Inc. (Maturity Value $5,349,198)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $10,391,412) ....................................... $ 10,184,653 $ 10,184,653
Total Repurchase Agreements (Cost $10,184,653) ...............................
10,184,653
Total Short Term Investments (Cost $10,184,785 ) ................................
10,184,785
a
Total Investments (Cost $1,761,108,597) 99.7% ..................................
$2,147,208,875
Other Assets, less Liabilities 0.3% .............................................
7,653,445
Net Assets 100.0% ...........................................................
$2,154,862,320
See Abbreviations on page 62 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.64 $18.13 $16.54 $19.34 $17.43
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.19 0.25 0.30 0.22
Net realized and unrealized gains (losses) ........... 2.97 2.32 3.36 (1.54) 3.12
Total from investment operations .................... 3.20 2.51 3.61 (1.24) 3.34
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.48) (0.22) (0.25) (0.30) (0.32)
Net realized gains ............................. (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ............................... (2.85) (1.00) (2.02) (1.56) (1.43)
Net asset value, end of year ....................... $19.99 $19.64 $18.13 $16.54 $19.34
Total return
d
................................... 16.41% 14.58% 21.90% (6.45)% 19.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.66% 0.68% 0.68% 0.67% 0.70%
Expenses net of waiver and payments by affiliates
e
...... 0.66%
f
0.67%
g
0.65%
g
0.65%
g
0.65%
g
Net investment income
c
........................... 1.07% 1.07% 1.32% 1.48% 1.14%
Supplemental data
Net assets, end of year (000’s) ..................... $1,258,769 $1,074,822 $974,391 $837,327 $873,011
Portfolio turnover rate ............................ 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.03 $17.62 $16.12 $18.81 $16.99
Income from investment operations
a
:
Net investment income
b,c
........................ 0.04 0.05 0.10 0.10 0.07
Net realized and unrealized gains (losses) ........... 2.91 2.25 3.27 (1.43) 3.04
Total from investment operations .................... 2.95 2.30 3.37 (1.33) 3.11
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.37) (0.11) (0.10) (0.10) (0.18)
Net realized gains ............................. (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ............................... (2.74) (0.89) (1.87) (1.36) (1.29)
Net asset value, end of year ....................... $19.24 $19.03 $17.62 $16.12 $18.81
Total return
d
................................... 15.59% 13.74% 20.95% (7.13)% 18.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.41% 1.42% 1.43% 1.42% 1.45%
Expenses net of waiver and payments by affiliates
e
...... 1.41%
f
1.42%
f,g
1.40%
g
1.40%
g
1.40%
g
Net investment income
c
........................... 0.20% 0.28% 0.57% 0.73% 0.39%
Supplemental data
Net assets, end of year (000’s) ..................... $141,604 $186,526 $202,689 $206,933 $311,640
Portfolio turnover rate ............................ 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.38 $17.89 $16.34 $19.10 $17.22
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.14 0.18 0.22 0.15
Net realized and unrealized gains (losses) ........... 2.93 2.30 3.33 (1.49) 3.11
Total from investment operations .................... 3.09 2.44 3.51 (1.27) 3.26
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.42) (0.17) (0.19) (0.23) (0.27)
Net realized gains ............................. (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ............................... (2.79) (0.95) (1.96) (1.49) (1.38)
Net asset value, end of year ....................... $19.68 $19.38 $17.89 $16.34 $19.10
Total return .................................... 16.14% 14.30% 21.56% (6.68)% 19.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.91% 0.92% 0.93% 0.92% 0.95%
Expenses net of waiver and payments by affiliates
d
...... 0.91%
e
0.92%
e,f
0.90%
f
0.90%
f
0.90%
f
Net investment income
c
........................... 0.77% 0.77% 1.07% 1.23% 0.89%
Supplemental data
Net assets, end of year (000’s) ..................... $54,097 $54,297 $62,973 $72,100 $100,258
Portfolio turnover rate ............................ 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.73 $18.20 $16.60 $19.40 $17.48
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.26 0.32 0.40 0.31
Net realized and unrealized gains (losses) ........... 3.01 2.34 3.37 (1.57) 3.12
Total from investment operations .................... 3.30 2.60 3.69 (1.17) 3.43
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.56) (0.29) (0.32) (0.37) (0.40)
Net realized gains ............................. (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ............................... (2.93) (1.07) (2.09) (1.63) (1.51)
Net asset value, end of year ....................... $20.10 $19.73 $18.20 $16.60 $19.40
Total return .................................... 16.85% 15.06% 22.30% (6.07)% 19.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.34% 0.35% 0.37% 0.36% 0.31%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.30%
e
0.27%
e
0.28%
e
0.25%
e
Net investment income
c
........................... 1.37% 1.44% 1.70% 1.85% 1.54%
Supplemental data
Net assets, end of year (000’s) ..................... $5,434 $5,592 $4,806 $4,224 $3,364
Portfolio turnover rate ............................ 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.76 $18.22 $16.61 $19.42 $17.49
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.24 0.30 0.36 0.26
Net realized and unrealized gains (losses) ........... 2.98 2.34 3.38 (1.56) 3.15
Total from investment operations .................... 3.26 2.58 3.68 (1.20) 3.41
Less distributions from:
Net investment income and short term gains received from
Underlying funds and exchange traded funds ......... (0.53) (0.26) (0.30) (0.35) (0.37)
Net realized gains ............................. (2.37) (0.78) (1.77) (1.26) (1.11)
Total distributions ............................... (2.90) (1.04) (2.07) (1.61) (1.48)
Net asset value, end of year ....................... $20.12 $19.76 $18.22 $16.61 $19.42
Total return .................................... 16.71% 14.90% 22.22% (6.23)% 19.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.41% 0.43% 0.43% 0.42% 0.45%
Expenses net of waiver and payments by affiliates
d
...... 0.41%
e
0.42%
f
0.40%
f
0.40%
f
0.40%
f
Net investment income
c
........................... 1.32% 1.32% 1.57% 1.73% 1.39%
Supplemental data
Net assets, end of year (000’s) ..................... $60,851 $51,693 $44,684 $38,685 $38,912
Portfolio turnover rate ............................ 59.90% 39.22% 63.65% 30.79% 16.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.25% for the period ended December 31, 2021.
e
B enefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 364,338 $ 7,880,850
Domestic Equity 64.3%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,330,651 131,860,456
a
Franklin Growth Fund, Class R6 ........................................ 1,856,873 280,777,716
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,071,481 50,391,751
a
Franklin U.S. Core Equity (IU) Fund ..................................... 27,432,020 413,400,541
Vanguard S&P 500 ETF .............................................. 233,168 101,794,154
978,224,618
Domestic Fixed Income 12.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,364,649 15,093,015
a
Franklin Liberty High Yield Corporate ETF ................................. 593,874 15,565,438
a
Franklin Liberty Investment Grade Corporate ETF ........................... 267,016 6,884,794
a
Franklin Liberty Senior Loan ETF ....................................... 346,708 8,660,766
a
Franklin Liberty U.S. Core Bond ETF ..................................... 3,092,616 77,699,812
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 579,087 13,839,484
Schwab U.S. TIPS ETF ............................................... 220,437 13,863,283
a
Western Asset Core Plus Bond Fund, Class IS ............................. 2,196,867 26,186,655
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,688,674 10,432,054
188,225,301
Foreign Equity 21.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,271,676 36,381,032
a
Franklin FTSE Europe ETF ............................................ 417,832 12,275,904
a
Franklin International Core Equity (IU) Fund ............................... 10,963,348 136,932,223
a
Franklin International Growth Fund, Class R6 .............................. 1,117,180 23,985,853
iShares Core MSCI EAFE ETF ......................................... 318,825 23,797,098
a
Templeton Developing Markets Trust, Class R6 ............................. 1,632,954 36,284,239
a
Templeton Foreign Fund, Class R6 ...................................... 6,955,847 49,038,723
318,695,072
Foreign Fixed Income 1.0%
a
Franklin Liberty International Aggregate Bond ETF .......................... 604,035 14,792,817
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,141,736,945) ..............................................................
1,507,818,658
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 93 93
Total Money Market Funds (Cost $93) ..........................................
93

Franklin Fund Allocator Series
Statement of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.6%
c
Joint Repurchase Agreement, 0.031%, 1/03/22 (Maturity Value $9,387,355)
BNP Paribas Securities Corp. (Maturity Value $3,976,108)
Deutsche Bank Securities, Inc. (Maturity Value $480,820)
HSBC Securities (USA), Inc. (Maturity Value $4,930,427)
Collateralized by U.S. Government Agency Securities, 3% - 5%, 1/20/48 - 10/20/51;
U.S. Treasury Note, 2.5%, 1/31/24; and U.S. Cash Management Bill, Discount Note,
1/25/22 (valued at $9,577,903) ........................................ $ 9,387,331 $ 9,387,331
Total Repurchase Agreements (Cost $9,387,331) ................................
9,387,331
Total Short Term Investments (Cost $9,387,424 ) .................................
9,387,424
a
Total Investments (Cost $1,151,124,369) 99.7% ..................................
$1,517,206,082
Other Assets, less Liabilities 0.3% .............................................
3,549,920
Net Assets 100.0% ...........................................................
$1,520,756,002
See Abbreviations on page 62 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $79,850,317 $125,131,588 $130,739,765
Cost - Controlled affiliates (Not e 3f) .......................... — 598,239,222 469,742,885
Cost - Non-controlled affiliates (Not e 3f) ...................... 1,087,541,385 1,027,553,134 541,254,388
Cost - Unaffiliated repurchase agreements .................... 6,496,569 10,184,653 9,387,331
Value - Unaffiliated issuers ................................ $82,793,997 $130,946,662 $139,454,535
Value - Controlled affiliates (Not e 3f) ......................... — 732,519,581 586,713,796
Value - Non-controlled affiliates (Not e 3f) ...................... 1,251,835,118 1,273,557,979 781,650,420
Value - Unaffiliated repurchase agreements .................... 6,496,569 10,184,653 9,387,331
Cash .................................................. 359 — —
Receivables:
Investment securities sold ................................. 6,171,811 9,140,603 4,600,948
Capital shares sold ...................................... 2,063,137 3,108,657 1,728,847
Dividends and interest ................................... 17,211 40,899 39,333
Total assets ........................................ 1,349,378,202 2,159,499,034 1,523,575,210
Liabilities:
Payables:
Capital shares redeemed ................................. 2,106,068 3,167,362 1,603,761
Asset allocation fees ..................................... 299,609 455,656 373,524
Distribution fees ........................................ 381,205 579,438 404,042
Transfer agent fees ...................................... 162,616 270,668 335,819
Distributions to shareholders ............................... — — 423
Accrued expenses and other liabilities ......................... 95,617 163,590 101,639
Total liabilities ....................................... 3,045,115 4,636,714 2,819,208
Net assets, at value ............................... $1,346,333,087 $2,154,862,320 $1,520,756,002
Net assets consist of:
Paid-in capital ........................................... $1,160,072,036 $1,723,032,692 $1,112,155,462
Total distributable earnings (losses) ........................... 186,261,051 431,829,628 408,600,540
Net assets, at value ............................... $1,346,333,087 $2,154,862,320 $1,520,756,002

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Class A:
Net assets, at value ..................................... $1,081,070,992 $1,794,148,833 $1,258,769,260
Shares outstanding ...................................... 72,587,995 111,552,723 62,954,368
Net asset value per share
a
................................ $14.89 $16.08 $19.99
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $15.76 $17.02 $21.15
Class C:
Net assets, at value ..................................... $152,244,163 $205,894,464 $141,604,070
Shares outstanding ...................................... 10,468,837 13,295,727 7,361,753
Net asset value and maximum offering price per share
a
........... $14.54 $15.49 $19.24
Class R:
Net assets, at value ..................................... $55,629,463 $69,211,189 $54,097,311
Shares outstanding ...................................... 3,751,096 4,311,988 2,748,936
Net asset value and maximum offering price per share ........... $14.83 $16.05 $19.68
Class R6:
Net assets, at value ..................................... $2,851,533 $7,261,455 $5,433,916
Shares outstanding ...................................... 191,763 451,606 270,403
Net asset value and maximum offering price per share ........... $14.87 $16.08 $20.10
Advisor Class:
Net assets, at value ..................................... $54,536,936 $78,346,379 $60,851,445
Shares outstanding ...................................... 3,661,969 4,866,452 3,024,704
Net asset value and maximum offering price per share ........... $14.89 $16.10 $20.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $3,569,912 $4,953,721 $3,168,938
Controlled affiliates (Note 3f) ............................... — 11,210,161 9,899,307
Non-controlled affiliates (Note 3f) ........................... 23,858,076 23,661,706 11,993,166
Interest:
Unaffiliated issuers ...................................... 367 542 436
Total investment income ................................. 27,428,355 39,826,130 25,061,847
Expenses:
Asset allocation fees (Note 3 a ) ............................... 3,315,031 5,238,738 3,651,726
Distribution fees: (Note 3c )
    Class A .............................................. 2,546,193 4,235,468 2,936,373
    Class C .............................................. 1,893,519 2,517,088 1,674,838
    Class R .............................................. 315,794 348,465 279,491
Transfer agent fees: (Note 3e )
    Class A .............................................. 976,329 1,810,325 1,674,408
    Class C .............................................. 180,965 266,352 240,364
    Class R .............................................. 60,417 74,288 79,866
    Class R6 ............................................. 3,245 4,161 3,549
    Advisor Class .......................................... 50,139 78,234 81,838
Custodian fees (Note 4 ) .................................... 767 1,101 790
Reports to shareholders fees ................................ 96,108 136,609 110,128
Registration and filing fees .................................. 128,022 142,814 111,280
Professional fees ......................................... 53,478 57,569 54,954
Trustees' fees and expenses ................................ 12,435 18,905 13,441
Other .................................................. 28,963 35,102 28,453
Total expenses ....................................... 9,661,405 14,965,219 10,941,499
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (17,787) (70,299) (16,628)
Net expenses ....................................... 9,643,618 14,894,920 10,924,871
Net investment income .............................. 17,784,737 24,931,210 14,136,976
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 11,962,131 25,211,810 19,542,233
Controlled affiliates (Note 3f) ............................. — 1,190,232 1,281,344
Non-controlled affiliates (Note 3f) .......................... 70,471,867 165,672,855 125,621,518
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3f) ............................. — 43,625,956 33,846,168
Non-controlled affiliates (Note 3f) .......................... 33,972,607 31,912,064 30,635,637
Net realized gain (loss) ................................ 116,406,605 267,612,917 210,926,900
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (2,487,310) (5,616,226) 1,498,655
Controlled affiliates (Note 3f) ............................. — 63,563,417 54,427,974
Non-controlled affiliates (Note 3f) .......................... (28,339,317) (108,822,436) (61,661,335)
Net change in unrealized appreciation (depreciation) .......... (30,826,627) (50,875,245) (5,734,706)
Net realized and unrealized gain (loss) .......................... 85,579,978 216,737,672 205,192,194
Net increase (decrease) in net assets resulting from operations ........ $103,364,715 $241,668,882 $219,329,170

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Conservative Allocation Fund Franklin Moderate Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $17,784,737 $16,508,856 $24,931,210 $21,486,860
Net realized gain (loss) ............ 116,406,605 10,828,385 267,612,917 52,084,951
Net change in unrealized appreciation
(depreciation) ................. (30,826,627) 76,644,464 (50,875,245) 138,741,590
Net increase (decrease) in net
assets resulting from operations . 103,364,715 103,981,705 241,668,882 212,313,401
Distributions to shareholders:
Class A ........................ (86,399,978) (24,460,840) (209,165,195) (66,300,133)
Class C ........................ (11,677,282) (4,684,059) (24,425,442) (11,584,805)
Class R ........................ (4,419,238) (1,713,261) (8,018,288) (2,947,776)
Class R6 ....................... (235,873) (74,133) (857,248) (313,717)
Advisor Class ................... (4,543,024) (1,362,987) (9,375,978) (2,816,703)
Total distributions to shareholders ..... (107,275,395) (32,295,280) (251,842,151) (83,963,134)
Capital share transactions: (Note 2 )
Class A ........................ 146,064,064 48,852,200 234,619,766 14,400,299
Class C ........................ (63,095,079) (51,518,295) (88,089,263) (67,957,576)
Class R ........................ (11,035,523) (8,637,502) 499,570 (14,331,710)
Class R6 ....................... 325,049 34,192 537,584 (347,017)
Advisor Class ................... 6,764,713 1,723,435 12,642,693 1,643,642
Total capital share transactions ....... 79,023,224 (9,545,970) 160,210,350 (66,592,362)
Net increase (decrease) in net
assets ..................... 75,112,544 62,140,455 150,037,081 61,757,905
Net assets:
Beginning of year .................. 1,271,220,543 1,209,080,088 2,004,825,239 1,943,067,334
End of year ...................... $1,346,333,087 $1,271,220,543 $2,154,862,320 $2,004,825,239

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin Growth Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $14,136,976 $11,739,021
Net realized gain (loss) ................................................. 210,926,900 46,788,174
Net change in unrealized appreciation (depreciation) ........................... (5,734,706) 113,453,268
Net increase (decrease) in net assets resulting from operations ................ 219,329,170 171,980,463
Distributions to shareholders:
Class A ............................................................. (160,033,262) (53,202,026)
Class C ............................................................. (18,823,850) (9,062,162)
Class R ............................................................. (6,956,107) (2,836,088)
Class R6 ............................................................ (717,514) (285,717)
Advisor Class ........................................................ (7,939,547) (2,550,980)
Total distributions to shareholders .......................................... (194,470,280) (67,936,973)
Capital share transactions: (Note 2 )
Class A ............................................................. 168,099,386 17,198,516
Class C ............................................................. (51,602,781) (29,089,134)
Class R ............................................................. (1,550,874) (12,578,352)
Class R6 ............................................................ (296,846) 361,275
Advisor Class ........................................................ 8,318,607 3,451,500
Total capital share transactions ............................................ 122,967,492 (20,656,195)
Net increase (decrease) in net assets ................................... 147,826,382 83,387,295
Net assets:
Beginning of year ....................................................... 1,372,929,620 1,289,542,325
End of year ........................................................... $1,520,756,002 $1,372,929,620

Franklin Fund Allocator Series
Notes to Financial Statements
48
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of eighteen
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer five classes of shares:
Class A, Class C, Class R, Class R6, and Advisor Class.
Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports, in which each Fund
invests, is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
b. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on December 31, 2021.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its

Franklin Fund Allocator Series
Notes to Financial Statements
49
franklintempleton.com
Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2021, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
and realized capital gain distributions by Underlying Funds
and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
50
franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 14,924,061 $231,532,249 17,078,662 $292,335,001
Shares issued in reinvestment of distributions .......... 5,641,836 84,506,851 12,695,548 206,253,870
Shares redeemed ............................... (10,986,767) (169,975,036) (15,509,066) (263,969,105)
Net increase (decrease) .......................... 9,579,130 $146,064,064 14,265,144 $234,619,766
Year ended December 31, 2020
Shares sold
a
................................... 15,526,759 $217,187,515 16,087,915 $240,074,630
Shares issued in reinvestment of distributions .......... 1,720,058 23,883,961 4,393,981 65,269,069
Shares redeemed ............................... (13,852,905) (192,219,276) (19,774,427) (290,943,400)
Net increase (decrease) .......................... 3,393,912 $48,852,200 707,469 $14,400,299
Class C
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 2,430,528 $36,552,182 2,654,138 $43,455,760
Shares issued in reinvestment of distributions .......... 792,779 11,589,606 1,551,141 24,279,944
Shares redeemed
a
.............................. (7,301,383) (111,236,867) (9,408,070) (155,824,967)
Net increase (decrease) .......................... (4,078,076) $(63,095,079) (5,202,791) $(88,089,263)
Year ended December 31, 2020
Shares sold ................................... 2,831,903 $38,694,729 3,106,938 $44,933,627
Shares issued in reinvestment of distributions .......... 338,542 4,582,765 797,453 11,434,271
Shares redeemed
a
.............................. (6,952,067) (94,795,789) (8,683,113) (124,325,474)
Net increase (decrease) .......................... (3,781,622) $(51,518,295) (4,778,722) $(67,957,576)
Class R
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 381,609 $5,848,627 466,541 $7,885,871
Shares issued in reinvestment of distributions .......... 296,128 4,419,140 494,163 8,008,064
Shares redeemed ............................... (1,374,701) (21,303,290) (909,188) (15,394,365)
Net increase (decrease) .......................... (696,964) $(11,035,523) 51,516 $499,570
Year ended December 31, 2020
Shares sold ................................... 658,070 $9,185,072 554,405 $8,325,068
Shares issued in reinvestment of distributions .......... 124,089 1,712,015 199,063 2,943,699
Shares redeemed ............................... (1,410,247) (19,534,589) (1,740,928) (25,600,477)
Net increase (decrease) .......................... (628,088) $(8,637,502) (987,460) $(14,331,710)
Class R6

Franklin Fund Allocator Series
Notes to Financial Statements
51
franklintempleton.com
Annual Report
Franklin Conservative Allocation
Fund
Franklin Moderate Allocation
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 31,789 $488,983 57,590 $985,504
Shares issued in reinvestment of distributions .......... 15,757 235,873 52,769 857,248
Shares redeemed ............................... (25,796) (399,807) (77,237) (1,305,168)
Net increase (decrease) .......................... 21,750 $325,049 33,122 $537,584
Year ended December 31, 2020
Shares sold ................................... 30,722 $427,486 35,359 $530,086
Shares issued in reinvestment of distributions .......... 5,350 74,133 21,167 313,717
Shares redeemed ............................... (34,257) (467,427) (80,124) (1,190,820)
Net increase (decrease) .......................... 1,815 $34,192 (23,598) $(347,017)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 1,061,339 $16,381,493 1,330,334 $22,629,505
Shares issued in reinvestment of distributions .......... 240,672 3,607,232 515,427 8,385,092
Shares redeemed ............................... (854,332) (13,224,012) (1,082,185) (18,371,904)
Net increase (decrease) .......................... 447,679 $6,764,713 763,576 $12,642,693
Year ended December 31, 2020
Shares sold ................................... 1,451,176 $20,585,073 1,414,029 $21,622,666
Shares issued in reinvestment of distributions .......... 80,865 1,121,419 167,041 2,486,628
Shares redeemed ............................... (1,445,219) (19,983,057) (1,521,155) (22,465,652)
Net increase (decrease) .......................... 86,822 $1,723,435 59,915 $1,643,642
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
52
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Annual Report
Franklin Growth Allocation Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2021
Shares sold
a
................................... 8,658,427 $183,957,942
Shares issued in reinvestment of distributions .......... 7,832,959 158,202,987
Shares redeemed ............................... (8,260,018) (174,061,543)
Net increase (decrease) .......................... 8,231,368 $168,099,386
Year ended December 31, 2020
Shares sold
a
................................... 7,827,793 $137,912,306
Shares issued in reinvestment of distributions .......... 2,978,278 52,583,144
Shares redeemed ............................... (9,837,040) (173,296,934)
Net increase (decrease) .......................... 969,031 $17,198,516
Class C
Class C Shares:
Year ended December 31, 2021
Shares sold ................................... 1,271,518 $25,846,031
Shares issued in reinvestment of distributions .......... 964,036 18,775,043
Shares redeemed
a
.............................. (4,674,532) (96,223,855)
Net increase (decrease) .......................... (2,438,978) $(51,602,781)
Year ended December 31, 2020
Shares sold ................................... 1,578,098 $27,019,417
Shares issued in reinvestment of distributions .......... 527,853 8,970,791
Shares redeemed
a
.............................. (3,807,271) (65,079,342)
Net increase (decrease) .......................... (1,701,320) $(29,089,134)
Class R
Class R Shares:
Year ended December 31, 2021
Shares sold ................................... 235,209 $4,899,326
Shares issued in reinvestment of distributions .......... 349,129 6,942,891
Shares redeemed ............................... (638,662) (13,393,091)
Net increase (decrease) .......................... (54,324) $(1,550,874)
Year ended December 31, 2020
Shares sold ................................... 307,850 $5,319,186
Shares issued in reinvestment of distributions .......... 162,900 2,822,972
Shares redeemed ............................... (1,188,034) (20,720,510)
Net increase (decrease) .......................... (717,284) $(12,578,352)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
53
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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Asset Allocation Fees
The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying
Funds and ETFs.
Franklin Growth Allocation Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2021
Shares sold ................................... 50,946 $1,076,066
Shares issued in reinvestment of distributions .......... 35,286 717,514
Shares redeemed ............................... (99,315) (2,090,426)
Net increase (decrease) .......................... (13,083) $(296,846)
Year ended December 31, 2020
Shares sold ................................... 33,463 $596,260
Shares issued in reinvestment of distributions .......... 16,075 285,716
Shares redeemed ............................... (30,104) (520,701)
Net increase (decrease) .......................... 19,434 $361,275
Advisor Class
Advisor Class Shares:
Year ended December 31, 2021
Shares sold ................................... 622,446 $13,154,153
Shares issued in reinvestment of distributions .......... 343,722 6,988,125
Shares redeemed ............................... (559,446) (11,823,671)
Net increase (decrease) .......................... 406,722 $8,318,607
Year ended December 31, 2020
Shares sold ................................... 730,397 $13,350,224
Shares issued in reinvestment of distributions .......... 120,323 2,143,621
Shares redeemed ............................... (685,572) (12,042,345)
Net increase (decrease) .......................... 165,148 $3,451,500
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $201,823 $268,399 $232,072
CDSC retained ........................... $16,946 $27,599 $22,583
3. Transactions with Affiliates
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or by an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep
Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2021, were as follows:
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $645,663 $1,248,253 $1,173,687 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 34,879,127 $ — $ — $ (1,241,964) $ 33,637,163 3,041,335 $ 738,383
ClearBridge Large Cap Value Fund,
Class IS ................. — 80,247,485 (27,590,883) 1,927,288 6,530,170 61,114,060 1,543,674 3,111,984
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 16,123,784 1,065,970 (4,240,664) 650,096 (947,257) 12,651,929 1,137,763 434,133
Franklin FTSE China ETF ..... 3,114,896 89,404 (3,211,569) 20,146 (12,877) — — —
Franklin FTSE Europe ETF .... 12,816,076 228,045 (8,955,375) 1,331,823 (99,880) 5,320,689 181,099 190,821
Franklin FTSE Japan ETF ..... 6,956,102 2,975,155 (10,060,528) 1,036,948 (907,677) — — —
Franklin Growth Fund, Class R6 . 126,745,749 10,520,474 (26,149,712) 10,212,997 3,979,907 125,309,415 828,711 10,519,129
a
Franklin International Core Equity
(IU) Fund ................ 40,844,001 15,298,989 (347,496) (7,502) 1,945,549 57,733,541 4,622,381 4,425,601
a
Franklin International Growth Fund,
Class R6 ................ 13,392,110 374,327 (3,461,504) 1,087,661 (998,140) 10,394,454 484,139 222,018
a
Franklin Liberty High Yield
Corporate ETF ............ 19,092,902 46,989,905 (6,731,663) (42,327) (623,081) 58,685,736 2,239,059 2,787,968
a
Franklin Liberty International
Aggregate Bond ETF ........ 61,041,693 943,858 (26,988,525) (347,839) (1,586,805) 33,062,382 1,350,036 746,494
a
Franklin Liberty Investment Grade
Corporate ETF ............ 49,886,647 7,608,772 (29,424,582) (635,443) (1,476,042) 25,959,352 1,006,793 1,142,156
a
Franklin Liberty Senior Loan ETF — 45,264,200 (12,459,989) (82,623) (68,132) 32,653,456 1,307,184 1,078,666
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,743,931 — (48,562,962) (154,368) (26,601) — — 85,306
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty Systematic Style
Premia ETF .............. $ 5,277,512 $ 1,219,910 $ (96,631) $ (23,152) $ 667,729 $ 7,045,368 325,713 $ 85,202
Franklin Liberty U.S. Core Bond
ETF .................... 302,240,393 89,033,396 (86,524,331) (381,489) (11,930,740) 292,437,229 11,639,617 6,350,892
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 60,704,285 11,072,041 (17,070,947) (883,567) (1,641,937) 52,179,875 2,183,368 1,007,034
Franklin LibertyQ U.S. Equity ETF 93,294,463 16,047,532 (97,224,770) 20,701,085 (8,588,219) 24,230,091 515,205 863,986
Franklin Low Duration Total Return
Fund, Class R6 ............ 55,875,006 122,193 (56,054,928) 473,865 (416,136) — — 176,877
Franklin Rising Dividends Fund,
Class R6 ................ 66,873,189 — (68,799,427) 37,223,819 (35,297,581) — — —
Franklin U.S. Core Equity (IU) Fund 114,063,795 109,128,016 (2,543,933) 58,407 27,023,965 247,730,250 16,438,636 19,137,386
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 5,871,512 155,509,325 (161,380,752) — — 85 85 897
Templeton Developing Markets
Trust, Class R6 ............ 13,251,691 2,528,330 (880,643) 133,327 (1,696,986) 13,335,719 600,167 905,784
a
Templeton Foreign Fund, Class R6 18,026,683 8,317,807 (5,041,334) (608,653) (6,822) 20,687,681 2,934,423 919,021
Templeton Global Total Return
Fund, Class R6 ............ 12,325,096 203,783 (12,005,404) (1,350,484) 827,009 — — 203,783
Western Asset Core Plus Bond
Fund, Class IS ............ — 109,513,146 (10,056,685) 131,852 (1,147,068) 98,441,245 8,258,494 2,000,893
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 90,923,210 (51,098,111) — (599,701) 39,225,398 10,109,639 696,269
Total Non-Controlled Affiliates $1,146,561,516 $840,104,400 $(776,963,348) $70,471,867 $(28,339,317) $1,251,835,118 $57,830,683
Total Affiliated Securities .... $1,146,561,516 $840,104,400 $(776,963,348) $70,471,867 $(28,339,317) $1,251,835,118 $57,830,683
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 40,977,794 $ 3,319,967 $ (6,991,551) $ 1,089,612 $ (2,205,239) $ 36,190,583 3,254,549 $ 1,192,184
Franklin International Core Equity
(IU) Fund ................ 101,306,605 33,589,934 (433,381) 29,549 5,037,636 139,530,343 11,171,365 10,646,852
a
Franklin U.S. Core Equity (IU) Fund 258,629,036 240,463,068 (3,095,540) 71,071 60,731,020 556,798,655 36,947,489 42,997,081
a
Total Controlled Affiliates .... $400,913,435 $277,372,969 $(10,520,472) $1,190,232 $63,563,417 $732,519,581 $54,836,117
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 33,511,818 — — (1,339,656) 32,172,162 2,908,875 700,206
ClearBridge Large Cap Value Fund,
Class IS ................. — 159,696,269 (37,508,345) 1,074,798 14,515,606 137,778,328 3,480,130 6,873,435
a
Franklin FTSE China ETF ..... 7,797,976 2,292,275 (10,087,578) 29,564 (32,237) — — —
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE Europe ETF .... $ 30,926,256 $ 368,218 $ (22,111,734) $ 3,711,335 $ (172,271) $ 12,721,804 433,009 $ 453,256
Franklin FTSE Japan ETF ..... 15,981,407 3,621,102 (19,904,278) 2,208,268 (1,906,499) — — —
Franklin Growth Fund, Class R6 . 284,751,290 23,712,896 (59,881,868) 27,168,530 5,368,292 281,119,140 1,859,131 23,712,895
a
Franklin International Growth Fund,
Class R6 ................ 33,224,578 964,803 (9,545,773) 3,067,271 (2,854,644) 24,856,235 1,157,719 530,909
a
Franklin Liberty High Yield
Corporate ETF ............ 18,947,477 47,145,316 (6,677,181) (42,721) (545,411) 58,827,480 2,244,467 2,875,713
a
Franklin Liberty International
Aggregate Bond ETF ........ 60,473,317 1,416,781 (28,366,660) (377,800) (1,524,689) 31,620,949 1,291,178 713,949
a
Franklin Liberty Investment Grade
Corporate ETF ............ 50,810,800 8,153,693 (30,918,446) (1,138,833) (885,180) 26,022,034 1,009,224 1,215,129
a
Franklin Liberty Senior Loan ETF — 45,323,584 (12,441,530) (79,223) (70,513) 32,732,318 1,310,341 1,090,715
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,229,275 — (48,050,217) (156,176) (22,882) — — 84,405
Franklin Liberty Systematic Style
Premia ETF .............. 8,282,421 2,024,657 (37,218) (9,084) 969,594 11,230,370 519,189 134,464
Franklin Liberty U.S. Core Bond
ETF .................... 295,876,084 67,257,475 (58,555,396) (64,609) (11,647,704) 292,865,850 11,656,677 6,588,084
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 59,426,589 5,435,871 (10,068,449) (528,037) (1,960,080) 52,305,894 2,188,641 1,054,117
Franklin LibertyQ U.S. Equity ETF 204,062,468 31,234,711 (208,229,973) 46,987,958 (19,207,038) 54,848,126 1,166,237 1,976,639
Franklin Low Duration Total Return
Fund, Class R6 ............ 54,722,180 119,672 (54,898,391) 527,390 (470,851) — — 173,227
Franklin Rising Dividends Fund,
Class R6 ................ 145,564,206 — (150,002,629) 86,378,516 (81,940,093) — — —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 215,130,263 (215,130,131) — — 132 132 1,317
Templeton Developing Markets
Trust, Class R6 ............ 33,342,978 7,407,325 (96,860) (10,433) (4,476,176) 36,166,834 1,627,670 2,457,335
a
Templeton Foreign Fund, Class R6 44,361,410 19,826,307 (12,880,462) (854,711) (168,593) 50,283,951 7,132,475 2,233,793
Templeton Global Total Return
Fund, Class R6 ............ 19,342,865 319,814 (18,841,144) (2,197,026) 1,375,491 — — 319,814
Western Asset Core Plus Bond
Fund, Class IS ............ — 102,817,437 (2,878,576) (22,122) (1,229,815) 98,686,924 8,279,104 1,978,436
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 39,916,535 $ — $ — $ (597,087) $ 39,319,448 10,133,878 $ 405,932
Total Non-Controlled Affiliates $1,416,123,577 $817,696,822 $(1,017,112,839) $165,672,855 $(108,822,436) $1,273,557,979 $55,573,770
Total Affiliated Securities .... $1,817,037,012 $1,095,069,791 $(1,027,633,311) $166,863,087 $(45,259,019) $2,006,077,560 $110,409,887
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 42,192,366 $ 4,100,893 $ (8,932,348) $ 1,271,608 $ (2,251,487) $ 36,381,032 $ 3,271,676 $ 1,197,893
Franklin International Core Equity
(IU) Fund ................ 96,794,122 35,510,551 (142,792) 9,736 4,760,606 136,932,223 10,963,348 10,349,513
a
Franklin U.S. Core Equity (IU) Fund 224,920,106 136,561,580 — — 51,918,855 413,400,541 27,432,020 32,198,069
a
Total Controlled Affiliates .... $363,906,594 $176,173,024 $(9,075,140) $1,281,344 $54,427,974 $586,713,796 $43,745,475
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 15,543,254 — — (450,239) 15,093,015 1,364,649 330,397
ClearBridge Large Cap Value Fund,
Class IS ................. — 159,992,360 (42,528,168) 1,033,139 13,363,125 131,860,456 3,330,651 6,506,940
a
Franklin FTSE China ETF ..... 7,953,840 2,494,440 (10,443,975) 28,577 (32,882) — — —
Franklin FTSE Europe ETF .... 29,700,957 946,615 (22,198,438) 3,718,804 107,966 12,275,904 417,832 435,407
Franklin FTSE Japan ETF ..... 14,977,315 3,228,547 (18,471,133) 1,719,910 (1,454,639) — — —
Franklin Growth Fund, Class R6 . 248,864,005 37,956,810 (34,699,389) 5,542,737 23,113,553 280,777,716 1,856,873 23,570,207
a
Franklin International Growth Fund,
Class R6 ................ 31,172,245 1,116,859 (8,444,255) 2,677,761 (2,536,757) 23,985,853 1,117,180 512,318
a
Franklin Liberty High Yield
Corporate ETF ............ 5,437,401 23,037,919 (12,802,414) 13,449 (120,917) 15,565,438 593,874 893,811
a
Franklin Liberty International
Aggregate Bond ETF ........ 18,704,049 1,405,236 (4,614,634) (61,349) (640,485) 14,792,817 604,035 333,998
a
Franklin Liberty Investment Grade
Corporate ETF ............ 13,319,310 1,542,355 (7,442,906) (271,880) (262,085) 6,884,794 267,016 311,644
a
Franklin Liberty Senior Loan ETF — 14,190,494 (5,483,077) (26,726) (19,925) 8,660,766 346,708 317,077
Franklin Liberty Short Duration U.S.
Government ETF ........... 13,416,969 — (13,367,156) (38,460) (11,353) — — 23,481
Franklin Liberty Systematic Style
Premia ETF .............. 5,628,429 1,614,061 (28,682) (6,499) 673,541 7,880,850 364,338 93,722
Franklin Liberty U.S. Core Bond
ETF .................... 79,864,061 28,293,657 (27,318,298) 76,267 (3,215,875) 77,699,812 3,092,616 1,646,019
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 17,377,414 11,794,613 (14,571,535) (793,125) 32,117 13,839,484 579,087 333,229
Franklin LibertyQ U.S. Equity ETF 179,207,916 26,214,245 (178,827,623) 38,544,113 (14,746,900) 50,391,751 1,071,481 1,828,275
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers and Investor Services contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding interest expense, distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45%, based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended December 31, 2021, there were no credits earned.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Low Duration Total Return
Fund, Class R6 ............ $ 14,927,981 $ 32,646 $ (14,976,050) $ 166,008 $ (150,585) $ — — $ 47,256
Franklin Rising Dividends Fund,
Class R6 ................ 123,829,549 — (128,460,585) 75,672,210 (71,041,174) — — —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 156,766,096 (156,766,003) — — 93 93 936
Templeton Developing Markets
Trust, Class R6 ............ 33,686,403 7,944,703 (955,824) 102,434 (4,493,477) 36,284,239 1,632,954 2,465,7 3 1
a
Templeton Foreign Fund, Class R6 42,607,247 18,807,394 (11,377,464) (910,508) (87,946) 49,038,723 6,955,847 2,178,474
Templeton Global Total Return
Fund, Class R6 ............ 13,148,651 217,399 (12,807,597) (1,511,992) 953,539 — — 217,399
Western Asset Core Plus Bond
Fund, Class IS ............ — 29,596,896 (2,874,587) (53,352) (482,302) 26,186,655 2,196,867 475,453
a
Western Asset Short-Term Bond
Fund, Class IS ............ — 10,589,689 — — (157,635) 10,432,054 2,688,674 107,029
Total Non-Controlled Affiliates $893,823,742 $553,326,288 $(729,459,793) $125,621,518 $(61,661,335) $781,650,420 $42,628,803
Total Affiliated Securities .... $1,257,730,336 $729,499,312 $(738,534,933) $126,902,862 $(7,233,361) $1,368,364,216 $86,374,278
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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5. Income Taxes
For tax purposes, the Growth Allocation Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Growth Allocation Fund deferred post-October capital losses of $188,386.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, return of capital distributions and short term capital gains distributions from Underlying Funds.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
Franklin Conservative Allocation
Fund Franklin Moderate Allocation Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $49,415,482 $18,317,790 $88,335,859 $31,777,661
Long term capital gain .................... 57,859,913 13,977,490 163,506,292 52,185,473
$107,275,395 $32,295,280 $251,842,151 $83,963,134
Franklin Growth Allocation Fund
2021 2020
Distributions paid from:
Ordinary income ........................ $67,487,162 $19,285,290
Long term capital gain .................... 126,983,118 48,651,683
$194,470,280 $67,936,973
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
a a a a
Cost of investments ....................... $1,175,538,665 $1,764,460,387 $1,152,063,570
Unrealized appreciation ..................... $175,555,791 $396,340,396 $369,251,743
Unrealized depreciation ..................... (9,968,772) (13,591,908) (4,109,231)
Net unrealized appreciation (depreciation) ....... $165,587,019 $382,748,488 $365,142,512
Distributable earnings:
Undistributed ordinary income ................ $396,039 $376,651 $—
Undistributed long term capital gains ........... 20,277,980 48,704,488 43,646,844
Total distributable earnings .................. $20,674,019 $49,081,139 $43,646,844

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Notes to Financial Statements
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6. Investment Transactions
Purchases and sales Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2021, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Franklin
Conservative
Allocation Fund
Franklin
Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $834,121,841 $1,167,526,394 $866,502,491
Sales .................................. $809,982,150 $1,159,328,179 $862,448,052

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Notes to Financial Statements
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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,334,629,030 $ — $ — $ 1,334,629,030
Short Term Investments ................... 85 6,496,569 — 6,496,654
Total Investments in Securities ........... $1,334,629,115 $6,496,569 $— $1,341,125,684
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 2,137,024,090 — — 2,137,024,090
Short Term Investments ................... 132 10,184,653 — 10,184,785
Total Investments in Securities ........... $2,137,024,222 $10,184,653 $— $2,147,208,875
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,507,818,658 — — 1,507,818,658
Short Term Investments ................... 93 9,387,331 — 9,387,424
Total Investments in Securities ........... $1,507,818,751 $9,387,331 $— $1,517,206,082
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ETF
Exchange-Traded Fund
9. Fair Value Measurements
(continued)

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Report of Independent Registered Public Accounting Firm
63
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31,
2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2021:
Pursuant to:
Franklin
Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth
Allocation Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $66,532,643 $179,933,119 $139,170,914
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $4,820,075 $10,683,558 $8,870,072
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,177,424 $18,814,429 $17,168,861
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $20,064,479 $37,753,199 $33,451,640
Franklin Conservative
Allocation Fund
Franklin Moderate
Allocation Fund
Franklin Growth Allocation
Fund
Foreign Taxes Paid $243,910 $591,549 $567,610
Foreign Source Income Earned $1,015,814 $2,473,235 $2,388,209

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
70
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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FAS A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Fund Allocator Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Corefolio
Allocation Fund
A Series of Franklin Fund Allocator Series
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
However, the Federal Reserve began decreasing its asset
purchases in November and accelerated its tapering in
December, while reiterating its intention to delay interest
rate increases until reaching its goal of maximum U.S.
employment. Rebounding global economies, ongoing
monetary and fiscal stimulus measures, easing pandemic
restrictions and expanding vaccination programs benefited
global equities, but some business restrictions by China,
the spread of COVID-19 variants and higher inflation
amid supply-chain disruptions hindered global stocks
near period-end. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index
(S&P 500
®
), returned +26.89% (the index increasing from
3,756.07 to 4,766.18).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned +20.14% (the index increasing from 2,690.044 to
3,231.727).
2,3
Investment-grade bonds, as measured by
the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -1.54% total return (an index decrease
from 2,392.02 to 2,355.14), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Corefolio Allocation Fund’s annual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Corefolio Allocation Fund
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1.Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2.Source: MSCI.
3.Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +28.71% (index total return resulting in an increase from 7,759.35 to 9,986.70) and MSCI World Index +22.35% (index total return resulting in an increase from 11,625.199 to 14,223.137).
4.Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Corefolio Allocation Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 15
Notes to Financial Statements 18
Report of Independent Registered
Public Accounting Firm 25
Tax Information 26
Board Members and Officers 27
Shareholder Information 32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Corefolio Allocation Fund
This annual report for Franklin Corefolio Allocation Fund
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation through investments
in a combination of Franklin Growth Fund, Franklin Growth
Opportunities Fund, Franklin Mutual Shares Fund and
Templeton Growth Fund.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
The Fund’s Class A shares posted a +15.76% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmarks, the Standard & Poor’s
®
500
Index (S&P 500
®
), which is a broad measure of U.S. stock
performance, posted a +28.71% cumulative total return, and
the MSCI World Index, which tracks equity performance in
global developed markets, posted a +22.35% cumulative
total return.
1
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Portfolio Composition*
12/31/21
% of Total
Net Assets
Domestic Equity 76.8%
Foreign Equity 23.1%
Short-Term Investments & Other Net Assets 0.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin Corefolio Allocation Fund
4
franklintempleton.com
Annual Report
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
The Fund invests its assets allocated approximately 25%
each in Franklin Growth Fund, Franklin Growth Opportunities
Fund, Franklin Mutual Shares Fund and Templeton Growth
Fund. These underlying funds, in turn, invest primarily in
U.S. and foreign equity securities and, to a lesser extent,
fixed income and money market securities. As market
conditions affect the underlying funds, we rebalance the
Fund’s allocations to maintain the predetermined weightings
in each underlying fund whenever the actual allocations
exceed plus or minus 3% of the fixed allocation percentages.
Portfolio Review
The Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds.
During the period under review, Franklin Growth Fund
– Class R6, Franklin Growth Opportunities Fund –
Class R6 and Franklin Mutual Shares Fund – Class R6
underperformed the S&P 500. Templeton Growth Fund –
Class R6 underperformed the MSCI World Index.
Thank you for your continued participation in Franklin
Corefolio Allocation Fund. We look forward to serving your
future investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Franklin Corefolio Allocation Fund
5
franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +15.76% +9.37%
5-Year +92.10% +12.67%
10-Year +227.19% +11.95%
Advisor
1-Year +16.05% +16.05%
5-Year +94.64% +14.25%
10-Year +235.93% +12.88%
See page 7 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
6
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)
See page 7 for Performance Summary footnotes.

Franklin Corefolio Allocation Fund
Performance Summary
7
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, this fund of funds may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks which are height-
ened in developing countries. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI World
Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2199 $0.0507 $0.6628 $0.9334
C $0.1088 $0.0507 $0.6628 $0.8223
R $0.1901 $0.0507 $0.6628 $0.9036
R6 $0.2650 $0.0507 $0.6628 $0.9785
Advisor $0.2528 $0.0507 $0.6628 $0.9663
Total Annual Operating Expenses
5
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Franklin Corefolio Allocation Fund
8
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,032.10 $2.21 $1,023.03 $2.20 0.43%
C $1,000 $1,028.40 $6.06 $1,019.23 $6.03 1.19%
R $1,000 $1,030.80 $3.49 $1,021.77 $3.48 0.68%
R6 $1,000 $1,034.20 $0.45 $1,024.76 $0.45 0.09%
Advisor $1,000 $1,033.70 $0.93 $1,024.29 $0.93 0.18%

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.92 $20.04 $17.32 $19.68 $17.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.12 0.20 0.17 0.17
Net realized and unrealized gains (losses) ........... 3.21 3.32 4.17 (1.51) 3.23
Total from investment operations .................... 3.43 3.44 4.37 (1.34) 3.40
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.22) (0.18) (0.20) (0.15) (0.18)
Net realized gains ............................. (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ............................... (0.93) (1.56) (1.65) (1.02) (0.78)
Net asset value, end of year ....................... $24.42 $21.92 $20.04 $17.32 $19.68
Total return
d
................................... 15.76% 18.28% 25.79% (7.10)% 20.07%
Ratios to average net assets
Expenses
e ,f
.................................... 0.42% 0.43% 0.44% 0.41% 0.47%
Net investment income
c
........................... 0.91% 0.64% 1.02% 0.76% 0.90%
Supplemental data
Net assets, end of year (000’s) ..................... $931,489 $812,250 $717,806 $593,983 $579,707
Portfolio turnover rate ............................ 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.57 $19.76 $17.10 $19.43 $16.85
Income from investment operations
a
:
Net investment income (loss)
b,c
.................... (0.01) (0.03) 0.04 (0.10) 0.02
Net realized and unrealized gains (losses) ........... 3.20 3.25 4.12 (1.35) 3.19
Total from investment operations .................... 3.19 3.22 4.16 (1.45) 3.21
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.11) (0.03) (0.05) (0.01) (0.03)
Net realized gains ............................. (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ............................... (0.82) (1.41) (1.50) (0.88) (0.63)
Net asset value, end of year ....................... $23.94 $21.57 $19.76 $17.10 $19.43
Total return
d
................................... 14.88% 17.41% 24.83% (7.76)% 19.20%
Ratios to average net assets
Expenses
e ,f
.................................... 1.17% 1.18% 1.19% 1.16% 1.22%
Net investment income (loss)
c
...................... (0.05)% (0.18)% 0.27% 0.01% 0.15%
Supplemental data
Net assets, end of year (000’s) ..................... $61,517 $73,513 $75,745 $72,124 $170,218
Portfolio turnover rate ............................ 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.95 $20.07 $17.34 $19.68 $17.06
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.07 0.14 0.10 0.12
Net realized and unrealized gains (losses) ........... 3.21 3.32 4.19 (1.48) 3.23
Total from investment operations .................... 3.37 3.39 4.33 (1.38) 3.35
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.19) (0.13) (0.15) (0.09) (0.13)
Net realized gains ............................. (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ............................... (0.90) (1.51) (1.60) (0.96) (0.73)
Net asset value, end of year ....................... $24.42 $21.95 $20.07 $17.34 $19.68
Total return .................................... 15.46% 18.00% 25.51% (7.30)% 19.79%
Ratios to average net assets
Expenses
d ,e
.................................... 0.66% 0.67% 0.67% 0.65% 0.72%
Net investment income
c
........................... 0.68% 0.38% 0.79% 0.52% 0.65%
Supplemental data
Net assets, end of year (000’s) ..................... $1,764 $1,498 $1,387 $1,412 $1,629
Portfolio turnover rate ............................ 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31, Year Ended
December 31,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.97 $20.07 $17.34 $19.67 $19.18
Income from investment operations
b
:
Net investment income
c,d
........................ 0.30 0.21 0.70 0.27 0.26
Net realized and unrealized gains (losses) ........... 3.23 3.31 3.75 (1.52) 0.73
Total from investment operations .................... 3.53 3.52 4.45 (1.25) 0.99
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.27) (0.21) (0.25)
Net realized gains ............................. (0.71) (1.38) (1.45) (0.87) (0.25)
Total distributions ............................... (0.98) (1.62) (1.72) (1.08) (0.50)
Net asset value, end of year ....................... $24.52 $21.97 $20.07 $17.34 $19.67
Total return
e
................................... 16.16% 18.69% 26.24% (6.78)% 5.28%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
..... 0.13% 0.13% 0.12% 0.23% 3.47%
Expenses net of waiver and payments by affiliates
g
...... 0.09% 0.09% 0.09% 0.09% 0.08%
Net investment income
d
........................... 1.26% 1.05% 1.37% 1.08% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $5,349 $4,393 $3,385 $75 $5
Portfolio turnover rate ............................ 3.58% 9.29% 2.12% 3.94% 0.71%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2021.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.98 $20.08 $17.35 $19.71 $17.08
Income from investment operations
a
:
Net investment income
b,c
........................ 0.28 0.17 0.27 0.24 0.25
Net realized and unrealized gains (losses) ........... 3.22 3.34 4.16 (1.53) 3.21
Total from investment operations .................... 3.50 3.51 4.43 (1.29) 3.46
Less distributions from:
Net investment income and short term gains received from
Underlying funds .............................. (0.25) (0.23) (0.25) (0.20) (0.23)
Net realized gains ............................. (0.71) (1.38) (1.45) (0.87) (0.60)
Total distributions ............................... (0.96) (1.61) (1.70) (1.07) (0.83)
Net asset value, end of year ....................... $24.52 $21.98 $20.08 $17.35 $19.71
Total return .................................... 16.05% 18.59% 26.10% (6.85)% 20.40%
Ratios to average net assets
Expenses
d ,e
.................................... 0.17% 0.18% 0.19% 0.16% 0.22%
Net investment income
c
........................... 1.16% 0.90% 1.27% 1.01% 1.15%
Supplemental data
Net assets, end of year (000’s) ..................... $69,322 $61,166 $52,512 $40,399 $33,607
Portfolio turnover rate ............................ 3.58% 9.29% 2.12% 3.94% 0.71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.63% for the year ended December 31, 2021.

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Equity 76.8%
a
Franklin Growth Fund, Class R6 ........................................ 1,864,590 $ 281,944,606
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,160,491 273,136,240
a
Franklin Mutual Shares Fund, Class R6 ................................... 9,858,771 266,876,929
821,957,775
Foreign Equity 23.1%
a
Templeton Growth Fund, Inc., Class R6 ................................... 10,119,512 246,916,091
Total Investments In Underlying Funds (Cost $656,334,856) ......................
1,068,873,866
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1 1
Total Money Market Funds (Cost $1) ...........................................
1
Total Short Term Investments (Cost $1 ) ........................................
1
a
Total Investments (Cost $656,334,857) 99.9% ...................................
$1,068,873,867
Other Assets, less Liabilities 0.1% .............................................
567,523
Net Assets 100.0% ...........................................................
$1,069,441,390
†
Rounds to less than 0.1% of net assets.
a
See Note 3(e) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
Franklin
Corefolio
Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Not e 3e) ........................................................ $656,334,857
Value - Non-controlled affiliates (Not e 3e) ....................................................... $ 1,068,873,867
Receivables:
Investment securities sold ................................................................... 1,359,176
Capital shares sold ........................................................................ 370,320
Affiliates ................................................................................ 35
Total assets .......................................................................... 1,070,603,398
Liabilities:
Payables:
Capital shares redeemed ................................................................... 360,993
Administrative fees ........................................................................ 26,854
Distribution fees .......................................................................... 247,321
Transfer agent fees ........................................................................ 183,749
Reports to shareholders fees ................................................................ 61,857
Funds advanced by custodian ................................................................. 275,283
Accrued expenses and other liabilities ........................................................... 5,951
Total liabilities ......................................................................... 1,162,008
Net assets, at value ................................................................. $1,069,441,390
Net assets consist of:
Paid-in capital ............................................................................. $601,203,030
Total distributable earnings (losses) ............................................................. 468,238,360
Net assets, at value ................................................................. $1,069,441,390
Franklin
Corefolio
Allocation Fund
Class A:
Net assets, at value ....................................................................... $931,488,568
Shares outstanding ........................................................................ 38,141,507
Net asset value per share
a
.................................................................. $24.42
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $25.84
Class C:
Net assets, at value ....................................................................... $61,516,768
Shares outstanding ........................................................................ 2,569,639
Net asset value and maximum offering price per share
a
............................................. $23.94
Class R:
Net assets, at value ....................................................................... $1,764,490
Shares outstanding ........................................................................ 72,249
Net asset value and maximum offering price per share ............................................. $24.42
Class R6:
Net assets, at value ....................................................................... $5,349,312
Shares outstanding ........................................................................ 218,204
Net asset value and maximum offering price per share ............................................. $24.52
Advisor Class:
Net assets, at value ....................................................................... $69,322,252
Shares outstanding ........................................................................ 2,827,401
Net asset value and maximum offering price per share ............................................. $24.52
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Corefolio
Allocation Fund
Investment income:
Dividends:
Non-controlled affiliates (Not e 3e) ............................................................. $13,524,558
Expenses:
Administrative fees (Note 3 a ) .................................................................. 309,195
Interest expense ........................................................................... 50
Distribution fees: (Note 3b )
    Class A ................................................................................ 2,218,061
    Class C ................................................................................ 708,614
    Class R ................................................................................ 8,044
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 980,068
    Class C ................................................................................ 78,482
    Class R ................................................................................ 1,787
    Class R6 ............................................................................... 3,452
    Advisor Class ............................................................................ 72,858
Reports to shareholders fees .................................................................. 94,237
Registration and filing fees .................................................................... 99,324
Professional fees ........................................................................... 48,195
Trustees' fees and expenses .................................................................. 9,762
Other .................................................................................... 21,533
Total expenses ......................................................................... 4,653,662
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (2,136)
Net expenses ......................................................................... 4,651,526
Net investment income ................................................................ 8,873,032
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Not e 3e) ........................................................... 2,371,032
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Not e 3e) ........................................................... 62,362,752
Net realized gain (loss) .................................................................. 64,733,784
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Not e 3e) ........................................................... 74,393,496
Net realized and unrealized gain (loss) ............................................................ 139,127,280
Net increase (decrease) in net assets resulting from operations .......................................... $148,000,312

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
Franklin Corefolio Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,873,032 $4,838,645
Net realized gain (loss) ................................................. 64,733,784 55,657,000
Net change in unrealized appreciation (depreciation) ........................... 74,393,496 83,876,068
Net increase (decrease) in net assets resulting from operations ................ 148,000,312 144,371,713
Distributions to shareholders:
Class A ............................................................. (34,555,673) (55,174,587)
Class C ............................................................. (2,539,442) (4,778,679)
Class R ............................................................. (60,862) (100,418)
Class R6 ............................................................ (205,264) (305,025)
Advisor Class ........................................................ (2,654,270) (4,203,401)
Total distributions to shareholders .......................................... (40,015,511) (64,562,110)
Capital share transactions: (Note 2 )
Class A ............................................................. 26,878,506 25,347,265
Class C ............................................................. (19,916,298) (7,617,338)
Class R ............................................................. 104,207 (25,515)
Class R6 ............................................................ 436,233 614,285
Advisor Class ........................................................ 1,134,411 3,855,066
Total capital share transactions ............................................ 8,637,059 22,173,763
Net increase (decrease) in net assets ................................... 116,621,860 101,983,366
Net assets:
Beginning of year ....................................................... 952,819,530 850,836,164
End of year ........................................................... $1,069,441,390 $952,819,530

Franklin Fund Allocator Series
Notes to Financial Statements
Franklin Corefolio Allocation Fund
18
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Corefolio Allocation Fund (Fund) is included in this report.
The Fund invests in affiliated mutual funds managed by
Franklin Templeton (FT Underlying Funds). The Fund offers
five classes of shares: Class A, Class C, Class R, Class
R6 and Advisor Class. Effective August 2, 2021, Class C
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Prior to August 2,
2021, Class C shares converted to Class A shares after
a 10-year holding period. Each class of shares may differ
by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for
distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund ’ s significant accounting policies .
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Fund primarily employs a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded on
the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings

Franklin Fund Allocator Series
Notes to Financial Statements
19
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 4,582,765 $108,949,626 4,288,799 $83,034,614
Shares issued in reinvestment of distributions .......... 1,406,638 33,873,395 2,771,931 54,092,044
Shares redeemed ............................... (4,902,459) (115,944,515) (5,827,065) (111,779,393)
Net increase (decrease) .......................... 1,086,944 $26,878,506 1,233,665 $25,347,265
Class C Shares:
Shares sold ................................... 524,039 $12,070,571 622,774 $11,752,863
Shares issued in reinvestment of distributions .......... 107,106 2,519,810 248,589 4,702,959
Shares redeemed
a
.............................. (1,469,878) (34,506,679) (1,296,579) (24,073,160)
Net increase (decrease) .......................... (838,733) $(19,916,298) (425,216) $(7,617,338)
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
20
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the Underlying Funds.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans,
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R Shares:
Shares sold ................................... 13,272 $312,763 6,017 $113,110
Shares issued in reinvestment of distributions .......... 2,528 60,861 5,167 100,418
Shares redeemed ............................... (11,787) (269,417) (12,069) (239,043)
Net increase (decrease) .......................... 4,013 $104,207 (885) $(25,515)
Class R6 Shares:
Shares sold ................................... 18,249 $435,971 44,395 $864,832
Shares issued in reinvestment of distributions .......... 8,245 199,489 15,272 300,242
Shares redeemed ............................... (8,265) (199,227) (28,364) (550,789)
Net increase (decrease) .......................... 18,229 $436,233 31,303 $614,285
Advisor Class Shares:
Shares sold ................................... 478,215 $11,337,921 652,582 $12,962,590
Shares issued in reinvestment of distributions .......... 98,555 2,384,542 187,893 3,699,087
Shares redeemed ............................... (532,535) (12,588,052) (672,367) (12,806,611)
Net increase (decrease) .......................... 44,235 $1,134,411 168,108 $3,855,066
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
21
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $1,136,647, of which $652,310 was retained by
Investor Services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by Advisers, an affiliate of FT Services or by an affiliate of Advisers.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Fund are waived on assets invested in Institutional
Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2021, were as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $148,617
CDSC retained .............................................................................. $4,844
3. Transactions with Affiliates
(continued)
b. Distribution Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
22
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . $ 240,674,595 $ 23,843,548 $ (11,146,341) $ 1,231,106 $ 27,341,698 $ 281,944,606 1,864,590 $ 23,843,546
a
Franklin Growth Opportunities
Fund, Class R6 ............ 240,066,441 19,590,530 (9,588,958) 1,336,579 21,731,648 273,136,240 4,160,491 19,590,530
a
Franklin Mutual Shares Fund, Class
R6 ..................... 234,889,839 27,628,146 (12,757,930) (100,475) 17,217,349 266,876,929 9,858,771 27,628,145
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 21,166,905 (21,166,904) — — 1 1 27
Templeton Growth Fund, Inc., Class
R6 ..................... 237,214,959 4,825,062 (3,130,553) (96,178) 8,102,801 246,916,091 10,119,512 4,825,062
Total Non-Controlled Affiliates $952,845,834 $97,054,191 $(57,790,686) $2,371,032 $74,393,496 $1,068,873,867 $75,887,310
Total Affiliated Securities .... $952,845,834 $97,054,191 $(57,790,686) $2,371,032 $74,393,496 $1,068,873,867 $75,887,310
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
2021 2020
Distributions paid from:
Ordinary income .......................................................... $11,557,343 $7,202,185
Long term capital gain ...................................................... 28,458,168 57,359,925
$40,015,511 $64,562,110
Cost of investments .......................................................................... $662,376,013
Unrealized appreciation ........................................................................ $412,539,010
Unrealized depreciation ........................................................................ (6,041,156)
Net unrealized appreciation (depreciation) .......................................................... $406,497,854
3. Transactions with Affiliates
(continued)
e. Investments in Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
23
franklintempleton.com
Annual Report
Franklin Corefolio Allocation Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and wash sales.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$75,887,286 and $36,623,780, respectively.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Distributable earnings:
Undistributed ordinary income ................................................................... $518,646
Undistributed long term capital gains .............................................................. $61,221,863
Total distributable earnings ..................................................................... $61,740,509
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
24
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Annual Report
Franklin Corefolio Allocation Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
9. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
8. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
25
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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Corefolio Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Corefolio Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”)
as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31,
2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
26
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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $28,458,168
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $6,091,402
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $10,957,951
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $2,200,150

Franklin Fund Allocator Series
Board Members and Officers
27
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
31
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
32
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

470 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Corefolio Allocation Fund
Fund Administrator Distributor Shareholder Services
Franklin Templeton
Services, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Global
Allocation Fund
Formerly, Franklin Founding Funds Allocation Fund
A Series of Franklin Fund Allocator Series
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended December 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased
during the reporting period due to increased demand for
goods amid supply-chain bottlenecks. During the period’s
second half, investors became concerned that new, swiftly
spreading COVID-19 variants could hinder the economic
recovery, and growth slowed in 2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
However, the Federal Reserve began decreasing its asset
purchases in November and accelerated its tapering in
December, while reiterating its intention to delay interest
rate increases until reaching its goal of maximum U.S.
employment. Rebounding global economies, ongoing
monetary and fiscal stimulus measures, easing pandemic
restrictions and expanding vaccination programs benefited
global equities, but some business restrictions by China,
the spread of COVID-19 variants and higher inflation
amid supply-chain disruptions hindered global stocks
near period-end. In this environment, the prices of U.S.
stocks, as measured by the Standard & Poor’s
®
500 Index
(S&P 500
®
), returned +26.89% (the index increasing from
3,756.07 to 4,766.18).
1,3
The prices of stocks in global
developed markets, as measured by the MSCI World Index,
returned +20.14% (the index increasing from 2,690.044 to
3,231.727).
2,3
Investment-grade bonds, as measured by
the Bloomberg U.S. Aggregate Bond Index (Bloomberg
Index), posted a -1.54% total return (an index decrease
from 2,392.02 to 2,355.14), which includes reinvestment of
income and distributions, reflecting the rise in interest rates.
4
We recognize the important role of financial professionals
in today’s markets and encourage investors to continue to
seek their advice. Amid changing markets and economic
conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well-
positioned for the years ahead.
In addition, Franklin Global Allocation Fund’s annual report includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Global Allocation Fund
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2022, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: MSCI.
3. Source: Morningstar. The changes in index prices shown for the S&P 500 and MSCI World Index do not include reinvestments of income and distributions, which are included in their total returns, which were: S&P 500 +28.71% (index total return resulting in an increase from 7,759.35 to 9,986.70) and MSCI World Index +22.35% (index total return resulting in an increase from 11,625.199 to 14,223.137).
4. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Franklin Global Allocation Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 25
Notes to Financial Statements 28
Report of Independent Registered
Public Accounting Firm 40
Tax Information 41
Board Members and Officers 42
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Global Allocation Fund
Formerly, Franklin Founding Funds Allocation Fund
This annual report for Franklin Global Allocation Fund covers the fiscal year ended December 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks the highest level of long-term total return
that is consistent with an acceptable level of risk. Under
normal market conditions, the Fund invests in a diversified
portfolio of debt and equity securities and, to a lesser extent, alternative strategies.
*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.
**Categories within the Other category are listed in full in the Fund's SOI, which can be found later in this report.
Performance Overview
The Fund’s Class A shares posted a +11.74% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new primary benchmark, the MSCI All Country
World Index (ACWI)-NR, which measures equity market
performance in global developed and emerging markets,
posted a +18.54% cumulative total return.
1
The Fund’s old
primary benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), which is a broad measure of U.S. stock performance,
posted a +28.71% cumulative total return.
1
The investment
manager believes the composition of the MSCI ACWI-NR
more accurately reflects the Fund’s holdings. The Fund’s
new Custom 60% MSCI ACWI-NR + 30% Bloomberg
Barclays Global Aggregate Bond Index + 10% cash and
cash equivalents (Blended Benchmark) posted a +9.31%
cumulative total return.
2
The MSCI World Index, which tracks
equity performance in global developed markets, posted a
+22.35% cumulative total return.
2
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
Portfolio Composition*
12/31/21
% of Total
Net Assets
Diversified Financial Services 14.8%
Capital Markets 10.1%
Banks 7.1%
Software 5.0%
Semiconductors & Semiconductor Equipment 4.9%
Pharmaceuticals 4.2%
Oil, Gas & Consumable Fuels 3.2%
Specialty Retail 3.0%
Interactive Media & Services 2.8%
Metals & Mining 2.4%
Electric Utilities 2.0%
Insurance 1.9%
Health Care Providers & Services 1.8%
Technology Hardware, Storage & Peripherals 1.8%
Other** 30.6%
Short-Term Investments & Other Net Assets 4.4%
1. Morningstar. Net Returns (NR) include income net of tax withholding when dividends are paid.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

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Annual Report
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
Investment Strategy
The equity securities in which the Fund invests are primarily common stock of companies in any economic sector or
market capitalization. The debt securities in which the
Fund may invest include all varieties of fixed, floating and variable rate instruments. Bond investments may include
U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund will invest no more than 15%
of its assets in alternative strategies, which may include
investments that provide exposure to commodities such as
commodity future and commodity exchange traded funds
(ETFs).
Manager’s Discussion
From January 1, 2021, through January 31, 2021, the
Fund followed its original investment strategies. For this
period, the Fund’s performance can be attributed largely to
maintaining a relatively static allocation among domestic
and foreign equities, fixed income securities, and short-
term investments and other net assets, and to the actual
performance of the selected underlying funds. For the first
month of the period under review, Franklin Income Fund
– Class R6 and Franklin Mutual Shares Fund – Class R6
outperformed the S&P 500. Templeton Growth Fund – Class
R6 underperformed the MSCI World Index.
Because of its change in investment strategy, the Fund
generally held different investments and had a different
investment profile starting on February 1, 2021. For the
11-month period from February 1, 2021, through December
31, 2021, the Fund outperformed the Blended Benchmark.
The asset allocation of the Fund has been tilted towards
equities throughout 2021. While remaining overweighted
in equities relative to the Blended Benchmark, that
overweighting was moderated in the second half of the year.
For the 11-month period under review, equities and foreign
exchange positions contributed to absolute returns, while
fixed income and cash detracted. On a sector basis,
10 out of 11 equity sectors contributed to performance,
with information technology (IT), financials and health
care contributing the most. The communication services
sector was the lone detractor. In fixed income, treasuries,
government-related and select holdings in emerging market
debt detracted from returns while holdings in the energy
sector contributed marginally to returns.
The top equity contributors to absolute returns during the
period included Microsoft, UnitedHealth Group, Alphabet,
Bank of America and NVIDIA. The largest detractors were

Franklin Global Allocation Fund
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Annual Report
Chinese technology giants Tencent Holdings and Alibaba
Group Holding, as well as a position in iShares Core MSCI
Emerging Markets ETF.
The largest fixed income absolute detractors included
Japanese Government Bonds and a position in the
Templeton Global Bond Fund.
Relative to the Blended Benchmark, outperformance was
driven by equities, foreign exchange and fixed income, while cash holdings slightly detracted. Holdings in the consumer
discretionary, healthcare and IT sectors contributed the
most to relative returns in equities, while the materials and communications services sectors detracted.
Our overall underweighting to fixed income contributed to
relative performance. Within fixed income, an overweighted
allocation to corporate credit holdings and underweighted
allocation to government and government-related bonds
contributed to relative performance.
Thank you for your continued participation in Franklin Global
Allocation Fund. We look forward to serving your future
investment needs.
Edward D. Perks, CFA
Todd Brighton, CFA
Eugene Podkaminer, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Franklin Global Allocation Fund
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year +11.74% +5.56%
5-Year +34.05% +4.85%
10-Year +112.13% +7.20%
Advisor
1-Year +12.01% +12.01%
5-Year +35.77% +6.31%
10-Year +117.48% +8.08%
See page 8 for Performance Summary footnotes.

Franklin Global Allocation Fund
Performance Summary
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Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Franklin Global Allocation Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issu-
ers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher-yielding, lower-rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Value securities may not increase in price as anticipated or may decline further in value. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. In addition to risks associated with more traditional investments (e.g., market risk, credit risk, etc.), the Fund’s investments in alternative strategies may expose the Fund to potentially significant fluctuations in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Bloomberg Global Aggregate Bond Index measures the performance of the global invest-
ment-grade, fixed-rate bond markets. The benchmark includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets.
6. Source: Factset. The Blended Benchmark consists of 60% MSCI ACWI-NR + 30% Bloomberg Global Aggregate Bond Index + 10% cash and cash equivalents.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
A $0.1189
C $0.0667
R $0.1033
R6 $0.1404
Advisor $0.1353
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 1.02%
Advisor 0.73% 0.77%

Your Fund’s Expenses
Franklin Global Allocation Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,045.50 $4.79 $1,020.52 $4.74 0.93%
C $1,000 $1,040.80 $8.63 $1,016.74 $8.53 1.68%
R $1,000 $1,043.90 $6.08 $1,019.26 $6.00 1.18%
R6 $1,000 $1,047.50 $3.05 $1,022.23 $3.01 0.59%
Advisor $1,000 $1,046.50 $3.51 $1,021.78 $3.46 0.68%

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.49 $14.43 $12.63 $14.54 $13.47
Income from investment operations
a
:
Net investment income
b,c
........................ 0.19 0.34 0.42 0.41 0.40
Net realized and unrealized gains (losses) ........... 1.39 (0.27) 1.82 (1.82) 1.10
Total from investment operations .................... 1.58 0.07 2.24 (1.41) 1.50
Less distributions from:
Net investment income .......................... (0.12) (0.47) (0.44) (0.50) (0.43)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.12) (1.01) (0.44) (0.50) (0.43)
Net asset value, end of year ....................... $14.95 $13.49 $14.43 $12.63 $14.54
Total return
d
................................... 11.74% 1.55% 17.81% (9.82)% 11.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.94% 0.42% 0.40% 0.39% 0.43%
Expenses net of waiver and payments by affiliates
e
...... 0.88%
f
0.42%
g
0.40%
g
0.39%
g
0.43%
g
Net investment income
c
........................... 1.33% 2.73% 2.99% 2.66% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $3,006,324 $2,952,287 $3,397,662 $3,209,751 $3,300,005
Portfolio turnover rate ............................ 97.19%
h
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.40 $14.33 $12.54 $14.33 $13.27
Income from investment operations
a
:
Net investment income
b,c
........................ 0.08 0.23 0.29 0.18 0.28
Net realized and unrealized gains (losses) ........... 1.38 (0.26) 1.82 (1.67) 1.10
Total from investment operations .................... 1.46 (0.03) 2.11 (1.49) 1.38
Less distributions from:
Net investment income .......................... (0.07) (0.36) (0.32) (0.30) (0.32)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.07) (0.90) (0.32) (0.30) (0.32)
Net asset value, end of year ....................... $14.79 $13.40 $14.33 $12.54 $14.33
Total return
d
................................... 10.89% 0.79% 16.91% (10.54)% 10.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.68% 1.17% 1.15% 1.14% 1.18%
Expenses net of waiver and payments by affiliates
e
...... 1.62%
f
1.17%
g
1.15%
g
1.14%
g
1.18%
g
Net investment income
c
........................... 0.58% 1.85% 2.24% 1.91% 2.06%
Supplemental data
Net assets, end of year (000’s) ..................... $131,347 $201,506 $300,699 $362,833 $1,261,997
Portfolio turnover rate ............................ 97.19%
h
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2021.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.54 $14.48 $12.68 $14.58 $13.49
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.31 0.37 0.34 0.34
Net realized and unrealized gains (losses) ........... 1.40 (0.28) 1.83 (1.78) 1.13
Total from investment operations .................... 1.55 0.03 2.20 (1.44) 1.47
Less distributions from:
Net investment income .......................... (0.10) (0.43) (0.40) (0.46) (0.38)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.10) (0.97) (0.40) (0.46) (0.38)
Net asset value, end of year ....................... $14.99 $13.54 $14.48 $12.68 $14.58
Total return .................................... 11.50% 1.28% 17.44% (10.01)% 10.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.19% 0.67% 0.65% 0.64% 0.68%
Expenses net of waiver and payments by affiliates
e
...... 1.13%
d
0.67%
e
0.65%
e
0.64%
e
0.68%
e
Net investment income
c
........................... 1.08% 2.47% 2.74% 2.41% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $5,229 $4,975 $5,699 $5,513 $7,843
Portfolio turnover rate ............................ 97.19%
g
4.07% 0.29% 0.73% 0.48%
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.89 $14.81 $12.95 $14.62 $14.46
Income from investment operations
b
:
Net investment income
c,d
........................ 0.25 0.96 0.46 0.37 0.30
Net realized and unrealized gains (losses) ........... 1.43 (0.83) 1.88 (1.75) 0.06
Total from investment operations .................... 1.68 0.13 2.34 (1.38) 0.36
Less distributions from:
Net investment income .......................... (0.14) (0.51) (0.48) (0.29) (0.20)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.14) (1.05) (0.48) (0.29) (0.20)
Net asset value, end of year ....................... $15.43 $13.89 $14.81 $12.95 $14.62
Total return
e
................................... 12.14% 1.94% 18.18% (9.57)% 2.56%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
..... 0.67% 0.21% 3.23% 0.08% 4.28%
Expenses net of waiver and payments by affiliates
g
...... 0.54%
h
0.07% 0.07% 0.07% 0.06%
Net investment income
d
........................... 1.69% 7.33% 3.32% 2.98% 3.18%
Supplemental data
Net assets, end of year (000’s) ..................... $573 $631 $5 $4 $5
Portfolio turnover rate ............................ 97.19%
i
4.07% 0.29% 0.73% 0.48%
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
a
For the period August 1, 2017 (effective date) to December 31, 20 17.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2021.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.58 $14.52 $12.71 $14.63 $13.54
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.37 0.45 0.43 0.46
Net realized and unrealized gains (losses) ........... 1.40 (0.27) 1.83 (1.81) 1.10
Total from investment operations .................... 1.63 0.10 2.28 (1.38) 1.56
Less distributions from:
Net investment income .......................... (0.14) (0.50) (0.47) (0.54) (0.47)
Net realized gains ............................. — (0.54) — — —
Total distributions ............................... (0.14) (1.04) (0.47) (0.54) (0.47)
Net asset value, end of year ....................... $15.07 $13.58 $14.52 $12.71 $14.63
Total return .................................... 12.01% 1.79% 18.06% (9.60)% 11.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.69% 0.17% 0.15% 0.14% 0.18%
Expenses net of waiver and payments by affiliates
d
...... 0.63%
e
0.17%
f
0.15%
f
0.14%
f
0.18%
f
Net investment income
c
........................... 1.58% 2.89% 3.24% 2.91% 3.06%
Supplemental data
Net assets, end of year (000’s) ..................... $122,896 $123,049 $156,275 $145,522 $174,219
Portfolio turnover rate ............................ 97.19%
g
4.07% 0.29% 0.73% 0.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2021.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Fund Allocator Series
Statement of Investments, December 31, 2021
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks 65.3%
Aerospace & Defense 0.8%
Raytheon Technologies Corp. ............................ United States 312,000 $ 26,850,720
Air Freight & Logistics 0.9%
Deutsche Post AG ..................................... Germany 260,000 16,710,187
United Parcel Service, Inc., B ............................ United States 64,600 13,846,364
30,556,551
Automobiles 0.9%
Daimler AG .......................................... Germany 115,000 8,779,537
Toyota Motor Corp. .................................... Japan 1,137,000 21,001,927
29,781,464
Banks 4.7%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 2,970,000 17,601,095
Bank of America Corp. ................................. United States 700,100 31,147,449
Citigroup, Inc. ........................................ United States 79,300 4,788,927
Commonwealth Bank of Australia ......................... Australia 175,000 12,847,676
HSBC Holdings plc .................................... United Kingdom 1,470,000 8,870,502
JPMorgan Chase & Co. ................................. United States 275,300 43,593,755
Royal Bank of Canada ................................. Canada 118,000 12,527,877
US Bancorp ......................................... United States 419,000 23,535,230
154,912,511
Beverages 1.7%
Coca-Cola Co. (The) ................................... United States 338,000 20,012,980
Constellation Brands, Inc., A ............................. United States 56,700 14,229,999
PepsiCo, Inc. ........................................ United States 117,000 20,324,070
54,567,049
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 272,000 36,828,800
Building Products 0.5%
Trane Technologies plc ................................. United States 85,000 17,172,550
Capital Markets 1.5%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 4,796,363
Morgan Stanley ....................................... United States 285,000 27,975,600
S&P Global, Inc. ...................................... United States 33,700 15,904,041
48,676,004
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 12,412,991
Linde plc ............................................ United Kingdom 44,000 15,242,920
27,655,911
Communications Equipment 0.2%
Cisco Systems, Inc. ................................... United States 112,500 7,129,125
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 200,500 10,417,980
Electric Utilities 2.0%
Duke Energy Corp. .................................... United States 260,000 27,274,000
Iberdrola SA ......................................... Spain 1,066,000 12,611,445
NextEra Energy, Inc. ................................... United States 132,000 12,323,520
Southern Co. (The) .................................... United States 184,000 12,618,720
64,827,685

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.4%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 14,367,393
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd. ................................... United States 93,000 15,004,620
Entertainment 0.8%
Electronic Arts, Inc. .................................... United States 87,000 11,475,300
Nintendo Co. Ltd. ..................................... Japan 32,100 15,009,092
26,484,392
Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp. .................................. United States 61,500 17,988,750
Prologis, Inc. ......................................... United States 136,000 22,896,960
40,885,710
Food & Staples Retailing 0.5%
Walmart, Inc. ........................................ United States 110,200 15,944,838
Food Products 1.1%
Mondelez International, Inc., A ............................ United States 250,000 16,577,500
Nestle SA ........................................... Switzerland 137,641 19,194,948
35,772,448
Health Care Equipment & Supplies 0.3%
Medtronic plc ........................................ United States 98,000 10,138,100
Health Care Providers & Services 1.7%
Anthem, Inc. ......................................... United States 46,900 21,740,026
UnitedHealth Group, Inc. ................................ United States 68,000 34,145,520
55,885,546
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ..................................... United States 53,000 14,207,710
Household Durables 0.8%
Sony Group Corp. ..................................... Japan 206,600 26,073,222
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 180,000 29,444,400
Industrial Conglomerates 1.7%
Hitachi Ltd. .......................................... Japan 284,000 15,375,870
Honeywell International, Inc. ............................. United States 110,500 23,040,355
Siemens AG ......................................... Germany 95,697 16,561,894
54,978,119
Insurance 1.8%
AIA Group Ltd. ....................................... Hong Kong 897,000 9,054,562
Allianz SE ........................................... Germany 25,000 5,891,810
MetLife, Inc. ......................................... United States 273,300 17,078,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 11,209,070
Sun Life Financial, Inc. ................................. Canada 253,000 14,087,568
57,321,527
Interactive Media & Services 2.6%
a
Alphabet, Inc., A ...................................... United States 15,000 43,455,600
a
Meta Platforms, Inc., A ................................. United States 82,000 27,580,700
Tencent Holdings Ltd. .................................. China 230,000 13,422,651
84,458,951
Internet & Direct Marketing Retail 1.6%
a
Amazon.com, Inc. ..................................... United States 13,000 43,346,420

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail (continued)
a
Pinduoduo , Inc., ADR .................................. China 125,000 $ 7,287,500
50,633,920
IT Services 1.7%
Cognizant Technology Solutions Corp., A .................... United States 211,200 18,737,664
Fujitsu Ltd. .......................................... Japan 92,000 15,798,430
Mastercard , Inc., A .................................... United States 28,000 10,060,960
Visa, Inc., A .......................................... United States 54,000 11,702,340
56,299,394
Life Sciences Tools & Services 0.8%
Danaher Corp. ....................................... United States 46,000 15,134,460
a
Illumina, Inc. ......................................... United States 29,000 11,032,760
26,167,220
Machinery 1.4%
a
Daimler Truck Holding AG ............................... Germany 57,500 2,112,153
Deere & Co. ......................................... United States 54,000 18,516,060
Stanley Black & Decker, Inc. ............................. United States 68,300 12,882,746
Volvo AB, B .......................................... Sweden 490,000 11,319,212
44,830,171
Marine 0.6%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 20,167,796
Media 0.3%
Comcast Corp., A ..................................... United States 217,700 10,956,841
Metals & Mining 2.3%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 11,158,482
BHP Group plc ....................................... Australia 665,000 19,770,812
Fortescue Metals Group Ltd. ............................. Australia 615,000 8,633,620
Newmont Corp. ....................................... United States 220,000 13,644,400
Rio Tinto plc ......................................... Australia 322,000 21,217,449
74,424,763
Multiline Retail 0.8%
a
Dollar Tree, Inc. ...................................... United States 60,000 8,431,200
Target Corp. ......................................... United States 78,000 18,052,320
26,483,520
Multi-Utilities 0.7%
Dominion Energy, Inc. .................................. United States 150,000 11,784,000
RWE AG ............................................ Germany 275,000 11,133,250
22,917,250
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd. ......................... Canada 385,000 16,273,824
Chevron Corp. ....................................... United States 275,000 32,271,250
Eni SpA ............................................ Italy 1,850,000 25,690,588
TotalEnergies SE ..................................... France 410,000 20,852,596
95,088,258
Personal Products 0.5%
Unilever plc .......................................... United Kingdom 307,000 16,456,084
Pharmaceuticals 4.1%
AstraZeneca plc ...................................... United Kingdom 297,000 34,652,340
Bristol-Myers Squibb Co. ................................ United States 260,000 16,211,000
Eisai Co. Ltd. ........................................ Japan 198,000 11,233,196

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Eli Lilly & Co. ........................................ United States 27,800 $ 7,678,916
Johnson & Johnson ................................... United States 100,000 17,107,000
Novo Nordisk A/S, B ................................... Denmark 157,000 17,620,596
Pfizer, Inc. ........................................... United States 305,000 18,010,250
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 10,903,036
133,416,334
Road & Rail 1.2%
Canadian National Railway Co. ........................... Canada 95,000 11,673,468
Union Pacific Corp. .................................... United States 107,000 26,956,510
38,629,978
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc. ................................... United States 100,000 17,577,000
Applied Materials, Inc. .................................. United States 93,000 14,634,480
Broadcom, Inc. ....................................... United States 35,000 23,289,350
Lam Research Corp. ................................... United States 9,400 6,760,010
NVIDIA Corp. ........................................ United States 55,000 16,176,050
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 30,077,500
Texas Instruments, Inc. ................................. United States 158,100 29,797,107
Tokyo Electron Ltd. .................................... Japan 39,500 22,721,299
161,032,796
Software 5.0%
a
Adobe, Inc. .......................................... United States 25,000 14,176,500
Intuit, Inc. ........................................... United States 27,000 17,366,940
Microsoft Corp. ....................................... United States 200,000 67,264,000
Oracle Corp. ......................................... United States 129,000 11,250,090
a
salesforce.com, Inc. ................................... United States 47,000 11,944,110
a
ServiceNow , Inc. ...................................... United States 15,000 9,736,650
a
Synopsys, Inc. ....................................... United States 50,000 18,425,000
a
Workday, Inc., A ...................................... United States 51,000 13,932,180
164,095,470
Specialty Retail 3.0%
Home Depot, Inc. (The) ................................. United States 39,000 16,185,390
Lowe's Cos., Inc. ...................................... United States 95,000 24,555,600
a
O'Reilly Automotive, Inc. ................................ United States 20,000 14,124,600
TJX Cos., Inc. (The) ................................... United States 232,700 17,666,584
Tractor Supply Co. .................................... United States 104,000 24,814,400
97,346,574
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc. .......................................... United States 250,000 44,392,500
Samsung Electronics Co. Ltd. ............................ South Korea 200,000 13,133,889
57,526,389
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., B ......................................... United States 95,000 15,833,650
Trading Companies & Distributors 0.6%
ITOCHU Corp. ....................................... Japan 625,600 19,127,907
Wireless Telecommunication Services 0.4%
KDDI Corp. .......................................... Japan 418,300 12,225,212
Total Common Stocks (Cost $1,809,225,648) ....................................
2,134,002,853

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 8.4%
Capital Markets 8.4%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 $ 95,776,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 30,536,800
b
Templeton Global Bond Fund, Class R6 .................... United States 13,636,110 119,997,766
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 28,171,000
274,481,566
Total Management Investment Companies (Cost $301,937,719) ...................
274,481,566
Principal
Amount
*
Corporate Bonds 5.6%
Auto Components 0.1%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 3,250,000 3,213,437
Automobiles 0.1%
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ...............
United States 1,207,000 1,318,122
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,600,000 1,603,968
2,922,090
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/25/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 6,410,637
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 6/01/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 4,126,301
Barclays plc , Senior Note , 2.852% to 5/07/25, FRN thereafter ,
5/07/26 ........................................... United Kingdom 6,250,000 6,451,041
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ...............
United Kingdom 6,128,000 6,594,792
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 5/01/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 4,149,037
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27
Japan 1,690,000 1,806,856
c
Societe Generale SA ,
d
Junior Sub. Bond, 144A, 4.75% to 5/26/26, FRN thereafter,
Perpetual ......................................... France 1,600,000 1,628,656
Senior Note, 144A, 2.625%, 1/22/25 ..................... France 6,354,000 6,519,007
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29
Japan 1,464,000 1,525,604
Toronto-Dominion Bank (The) , Sub. Bond , 3.105% to 4/22/25, FRN
thereafter , 4/22/30 ................................... Canada 4,900,000 CAD 4,002,732
d
US Bancorp , Junior Sub. Bond , 3.7% to 1/15/27, FRN thereafter ,
Perpetual .......................................... United States 1,670,000 1,673,841
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,587,871
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/04/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,535,707
48,012,082
Biotechnology 0.1%
c
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 1,600,000 1,634,992
Capital Markets 0.2%
c
Macquarie Bank Ltd. , Senior Note , Reg S, 1.125% , 12/15/25 ..... Australia 1,250,000 GBP 1,666,291
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ..........
Japan 6,225,000 6,423,692
8,089,983
Chemicals 0.5%
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,600,000 7,641,040
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,340,059

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 3,200,000 $ 3,263,328
Sasol Financing USA LLC , Senior Note , 4.375% , 9/18/26 .......
South Africa 1,600,000 1,611,824
c
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,400,000 3,269,321
17,125,572
Commercial Services & Supplies 0.2%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 3,200,000 3,156,512
c
GFL Environmental, Inc. , Senior Note , 144A, 4.375% , 8/15/29 .... Canada 1,625,000 1,612,228
c
Verisure Midholding AB , Senior Note , 144A, 5.25% , 2/15/29 ..... Sweden 1,400,000 EUR 1,619,952
6,388,692
Communications Equipment 0.1%
c
CommScope Technologies LLC ,
Senior Bond, 144A, 6%, 6/15/25 ........................ United States 2,200,000 2,202,453
Senior Note, 144A, 5%, 3/15/27 ........................ United States 954,000 892,944
3,095,397
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 1,600,000 1,623,869
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/17/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,885,587
5,509,456
Containers & Packaging 0.1%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 957,482
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 316,277
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR 602,113
1,875,872
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 1,189,303
c
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ... France 1,675,000 1,636,793
2,826,096
Electric Utilities 0.0%
†
Pacific Gas and Electric Co. , Senior Note , 2.1% , 8/01/27 ........
United States 1,600,000 1,545,969
Electrical Equipment 0.0%
†
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 1,600,000 1,618,744
Electronic Equipment, Instruments & Components 0.1%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 1,640,000 1,632,235
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 3,800,000 4,026,100
Food Products 0.1%
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 3.75% , 12/01/31 ..................... United States 1,600,000 1,626,296
Health Care Equipment & Supplies 0.1%
c
Mozart Debt Merger Sub, Inc. , Senior Note , 144A, 5.25% , 10/01/29 United States 1,600,000 1,625,152

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 0.1%
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 $ 969,266
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 674,232
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,222,819
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,600,000 1,640,896
4,507,213
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 1,600,000 1,629,957
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 3,115,000 3,212,655
4,842,612
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 6,116,006
Independent Power and Renewable Electricity Producers 0.1%
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 318,004
c,d
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/15/26, FRN
thereafter , Perpetual ................................. United States 1,640,000 1,663,936
1,981,940
Insurance 0.1%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/15/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 4,335,117
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 6,169,304
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .......
China 6,300,000 6,673,919
Media 0.2%
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 1,226,000 1,261,015
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 1,600,000 1,628,256
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,305,003
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,252,181
5,446,455
Metals & Mining 0.1%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 356,000 403,337
c
CSN Resources SA , Senior Bond , 144A, 4.625% , 6/10/31 ....... Brazil 1,700,000 1,619,990
2,023,327
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 1,348,658
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 .......
United States 3,900,000 4,346,082
5,694,740
Paper & Forest Products 0.1%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ...........
Brazil 4,805,000 4,891,442
Pharmaceuticals 0.1%
c
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 2,400,000 2,537,964
c
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 756,000 770,995

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 $ 974,637
4,283,596
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 6,220,000 6,502,929
Software 0.0%
†
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,640,000 1,602,288
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 .............
United Kingdom 4,350,000 4,226,570
Total Corporate Bonds (Cost $183,849,197) .....................................
182,065,623
Foreign Government and Agency Securities 7.7%
c
Australia Government Bond, Reg S, 1.5%, 6/21/31 ............ Australia 12,170,000 AUD 8,732,343
c
Belgium Government Bond, Reg S, 4%, 3/28/32 .............. Belgium 3,150,000 EUR 5,004,084
c
Bundesrepublik Deutschland, Reg S, 2%, 1/04/22 ............. Germany 6,455,000 EUR 7,343,208
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,224,782
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 2,997,616
c
Canada Housing Trust No. 1, Senior Bond, 144A, 2.65%, 12/15/28 Canada 18,100,000 CAD 15,224,898
Ecopetrol SA, Senior Bond, 4.625%, 11/02/31 ................ Colombia 1,650,000 1,607,116
European Investment Bank, Senior Bond, 2.125%, 4/13/26 ...... Supranational
e
14,750,000 15,308,474
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 2,300,519
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 2,209,298
c
France Government Bond ,
Reg S, Zero Cpn ., 2/25/22 ............................. France 6,530,000 EUR 7,438,096
Reg S, 8.25%, 4/25/22 ................................ France 2,484,897 EUR 2,905,441
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 5,672,171
Reg S, Zero Cpn ., 11/25/30 ............................ France 4,350,000 EUR 4,902,868
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 5,661,707
c
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 3,280,448
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 2,719,189
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 2,976,248
Reg S, 5%, 3/01/22 .................................. Italy 6,133,000 EUR 7,040,648
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY 70,269,480
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 12,245,099
Mexico Government Bond, Senior Bond, 4.125%, 1/21/26 ....... Mexico 13,950,000 15,349,464
c
Netherlands Government Bond ,
144A, Reg S, Zero Cpn ., 1/15/22 ........................ Netherlands 5,528,000 EUR 6,289,074
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,709,683
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,683,106
c
Petroleos Mexicanos , Senior Bond, 144A, 6.7%, 2/16/32 ........ Mexico 1,650,000 1,669,759
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 5.85%, 1/31/22 ................ Spain 5,904,000 EUR 6,750,321
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 3,182,508
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR 2,476,596
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 6,054,403
c
United Kingdom Gilt ,
Reg S, 4%, 3/07/22 .................................. United Kingdom 7,727,000 GBP 10,523,623

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
United Kingdom Gilt, (continued)
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP $ 7,415,675
Total Foreign Government and Agency Securities (Cost $265,667,572) ............
252,167,945
U.S. Government and Agency Securities 6.7%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,832,975
0.125%, 8/31/23 ..................................... United States 32,000,000 31,721,250
0.375%, 9/15/24 ..................................... United States 32,000,000 31,551,250
0.375%, 12/31/25 .................................... United States 13,000,000 12,602,890
0.875%, 11/15/30 .................................... United States 13,000,000 12,362,695
f
0.125%, 1/15/31 ..................................... United States 63,000,000 75,009,167
Total U.S. Government and Agency Securities (Cost $218,476,589) ................
218,080,227
Mortgage-Backed Securities 1.9%
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 37,127,768 38,474,235
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 23,230,377 24,110,654
62,584,889
Total Mortgage-Backed Securities (Cost $63,435,717) ............................
62,584,889
Total Long Term Investments (Cost $2,842,592,442) .............................
3,123,383,103
a
Short Term Investments 4.2%
a a
Country Shares
a
Value
a
Money Market Funds 4.2%
b,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 1% ..... United States 137,626,130 137,626,130
Total Money Market Funds (Cost $137,626,130) .................................
137,626,130
Total Short Term Investments (Cost $137,626,130 ) ...............................
137,626,130
a
Total Investments (Cost $2,980,218,572) 99.8% ..................................
$3,261,009,233
Other Assets, less Liabilities 0.2% .............................................
5,359,772
Net Assets 100.0% ...........................................................
$3,266,369,005
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $232,861,137, representing 7.1% of net assets.
d
Perpetual security with no stated maturity date.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation. See Note 1(e).
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note 8 regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 71,309,228 2/09/22 $ — $ (588,788)
Canadian Dollar .... BZWS Sell 119,280,680 94,873,670 2/09/22 547,311 —
Danish Krone ...... BZWS Sell 246,298,513 38,052,485 2/09/22 348,217 —
Euro ............. BZWS Sell 83,092,162 95,477,049 2/09/22 882,443 —
Hong Kong Dollar ... HSBK Sell 389,810,445 50,033,750 2/09/22 31,974 —
Japanese Yen ...... JPHQ Sell 14,233,933,951 125,071,142 2/09/22 1,370,185 —
Total Forward Exchange Contracts ................................................... $3,180,130 $(588,788)
Net unrealized appreciation (depreciation) ............................................ $2,591,342
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 39 .

Franklin Fund Allocator Series
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,711,320,634
Cost - Non-controlled affiliates (Not e 3f) ........................................................ 268,897,938
Value - Unaffiliated issuers .................................................................. $3,003,385,337
Value - Non-controlled affiliates (Not e 3f) ........................................................ 257,623,896
Cash .................................................................................... 48,832
Foreign currency, at value (cost $992,121) ........................................................ 981,310
Receivables:
Capital shares sold ........................................................................ 343,485
Dividends and interest ..................................................................... 5,895,673
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,180,130
Total assets .......................................................................... 3,271,458,663
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,245,691
Management fees ......................................................................... 1,450,893
Distribution fees .......................................................................... 745,232
Transfer agent fees ........................................................................ 730,306
Reports to shareholders fees ................................................................ 232,264
Unrealized depreciation on OTC forward exchange contracts .......................................... 588,788
Accrued expenses and other liabilities ........................................................... 96,484
Total liabilities ......................................................................... 5,089,658
Net assets, at value ................................................................. $3,266,369,005
Net assets consist of:
Paid-in capital ............................................................................. $3,056,861,826
Total distributable earnings (losses) ............................................................. 209,507,179
Net assets, at value ................................................................. $3,266,369,005
Franklin Global
Allocation Fund
Class A:
Net assets, at value ....................................................................... $3,006,324,166
Shares outstanding ........................................................................ 201,067,300
Net asset value per share
a
.................................................................. $14.95
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $15.82
Class C:
Net assets, at value ....................................................................... $131,347,392
Shares outstanding ........................................................................ 8,878,312
Net asset value and maximum offering price per share
a
............................................. $14.79
Class R:
Net assets, at value ....................................................................... $5,228,620
Shares outstanding ........................................................................ 348,804
Net asset value and maximum offering price per share ............................................. $14.99
Class R6:
Net assets, at value ....................................................................... $572,725
Shares outstanding ........................................................................ 37,122
Net asset value and maximum offering price per share ............................................. $15.43
Advisor Class:
Net assets, at value ....................................................................... $122,896,102
Shares outstanding ........................................................................ 8,152,429
Net asset value and maximum offering price per share ............................................. $15.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Fund Allocator Series
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $2,076,506)
Unaffiliated issuers ........................................................................ $51,394,506
Non-controlled affiliates (Not e 3f) ............................................................. 11,195,412
Interest:
Unaffiliated issuers ........................................................................ 9,432,617
Total investment income ................................................................... 72,022,535
Expenses:
Management fees (Note 3 a ) ................................................................... 17,243,281
Administrative fees (Note 3 b ) .................................................................. 84,292
Interest expense ........................................................................... 1,198
Distribution fees: (Note 3c )
    Class A ................................................................................ 7,406,685
    Class C ................................................................................ 1,687,004
    Class R ................................................................................ 25,180
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,437,725
    Class C ................................................................................ 194,938
    Class R ................................................................................ 5,846
    Class R6 ............................................................................... 574
    Advisor Class ............................................................................ 140,387
Custodian fees (Note 4 ) ...................................................................... 12,219
Reports to shareholders fees .................................................................. 418,910
Registration and filing fees .................................................................... 128,343
Professional fees ........................................................................... 172,985
Trustees' fees and expenses .................................................................. 29,173
Other .................................................................................... 585,118
Total expenses ......................................................................... 31,573,858
Expense reductions (Note 4 ) ............................................................... (3,754)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,878,474)
Net expenses ......................................................................... 29,691,630
Net investment income ................................................................ 42,330,905
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
+
Unaffiliated issuers ...................................................................... 53,137,872
Non-controlled affiliates (Not e 3f) ............................................................ (126,378,763)
Foreign currency transactions ................................................................ (593,466)
Forward exchange contracts ................................................................. 20,006,246
Net realized gain (loss) .................................................................. (53,828,111)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 292,064,703
Non-controlled affiliates (Not e 3f) ............................................................ 78,691,842
Translation of other assets and liabilities denominated in foreign currencies .............................. (88,166)
Forward exchange contracts ................................................................. 2,591,342
Net change in unrealized appreciation (depreciation) ............................................ 373,259,721
Net realized and unrealized gain (loss) ............................................................ 319,431,610
Net increase (decrease) in net assets resulting from operations .......................................... $361,762,515
+
Includes loss fr om a redemption in-kind (Note 3h) $(52,973,042)

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Franklin Global Allocation Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $42,330,905 $85,361,860
Net realized gain (loss) ................................................. (53,828,111) (23,951,127)
Net change in unrealized appreciation (depreciation) ........................... 373,259,721 (80,637,415)
Net increase (decrease) in net assets resulting from operations ................ 361,762,515 (19,226,682)
Distributions to shareholders:
Class A ............................................................. (24,497,459) (220,704,366)
Class C ............................................................. (862,058) (15,403,864)
Class R ............................................................. (36,556) (353,284)
Class R6 ............................................................ (4,892) (13,071)
Advisor Class ........................................................ (1,127,709) (10,088,728)
Total distributions to shareholders .......................................... (26,528,674) (246,563,313)
Capital share transactions: (Note 2 )
Class A ............................................................. (250,680,505) (218,056,745)
Class C ............................................................. (87,521,338) (74,351,275)
Class R ............................................................. (258,119) (332,749)
Class R6 ............................................................ (118,494) 615,942
Advisor Class ........................................................ (12,734,380) (19,978,078)
Total capital share transactions ............................................ (351,312,836) (312,102,905)
Net increase (decrease) in net assets ................................... (16,078,995) (577,892,900)
Net assets:
Beginning of year ....................................................... 3,282,448,000 3,860,340,900
End of year ........................................................... $3,266,369,005 $3,282,448,000

Franklin Fund Allocator Series
Notes to Financial Statements
Franklin Global Allocation Fund
28
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Global Allocation Fund (Fund) is included in this report. The
Fund offers five classes of shares: Class A, Class C, Class
R, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees. The Fund invests
in mutual funds (Underlying Funds) and exchange traded
funds (ETFs), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds).
Effective February 1, 2021, the Fund repositioned to a direct investment fund with an actively managed global multi-asset
strategy, which involved modifying the Fund’s principal
investment strategies and changing the name of the Fund
from Franklin Founding Funds Allocation Fund to Franklin
Global Allocation Fund.
The following summarizes the Fund ’ s significant accounting policies .
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund’s administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund’s pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund’s net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Fund Allocator Series
Notes to Financial Statements
29
franklintempleton.com
Annual Report
Franklin Global Allocation Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Fund primarily employs a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund’s NAV is not calculated, which could result
in differences between the value of the Fund’s portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2021, the Fund had no
OTC derivatives in a net liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund’s
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 8 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Dividend income and
capital gain distributions by Underlying Funds and ETFs
are recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Fund may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
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2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors trustees of certain of the Underlying Funds and of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 11,023,554 $157,462,459 10,964,979 $137,069,304
Shares issued in reinvestment of distributions .......... 1,637,763 23,452,834 17,872,044 211,606,921
Shares redeemed ............................... (30,483,052) (431,595,798) (45,445,000) (566,732,970)
Net increase (decrease) .......................... (17,821,735) $(250,680,505) (16,607,977) $(218,056,745)
Class C Shares:
Shares sold ................................... 1,088,356 $15,258,728 1,642,788 $20,362,129
Shares issued in reinvestment of distributions .......... 60,094 854,542 1,288,035 15,022,129
Shares redeemed
a
.............................. (7,308,840) (103,634,608) (8,878,491) (109,735,533)
Net increase (decrease) .......................... (6,160,390) $(87,521,338) (5,947,668) $(74,351,275)
Class R Shares:
Shares sold ................................... 22,067 $312,126 29,462 $373,841
Shares issued in reinvestment of distributions .......... 2,536 36,440 29,366 348,927
Shares redeemed ............................... (43,174) (606,685) (85,098) (1,055,517)
Net increase (decrease) .......................... (18,571) $(258,119) (26,270) $(332,749)
Class R6 Shares:
Shares sold ................................... 6,772 $102,066 46,224 $629,554
Shares issued in reinvestment of distributions .......... 273 4,032 798 11,049
Shares redeemed ............................... (15,369) (224,592) (1,922) (24,661)
Net increase (decrease) .......................... (8,324) $(118,494) 45,100 $615,942
Advisor Class Shares:
Shares sold ................................... 1,374,798 $19,709,294 2,270,973 $30,048,973
Shares issued in reinvestment of distributions .......... 70,480 1,016,321 757,696 9,024,083
Shares redeemed ............................... (2,354,441) (33,459,995) (4,732,163) (59,051,134)
Net increase (decrease) .......................... (909,163) $(12,734,380) (1,703,494) $19,978,078
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Fund Allocator Series
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a. Management Fees
Effective February 1, 2021, the Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.530% of the Fund’s average daily net assets.
b. Administrative Fees
Effective February 1, 2021, under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Prior to February 1, 2021, the Fund paid FT Services for administrative services. The Fund paid administrative fees of 0.03%
per year of the average daily net assets of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $134,911
CDSC retained .............................................................................. $11,885
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $3,779,470, of which $1,564,639 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Effective February 1, 2021, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.73%, based on the average net assets until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Non-Controlled Affiliates
Dividends
Franklin Income Fund, Class R6 $ 1,087,143,048 $ 4,911,216 $ (1,082,679,346) $ (76,752,826) $ 67,377,908 $ — $ 4,911,216
Franklin Mutual Shares Fund,
Class R6 ............... 1,103,704,998 — (1,104,695,326)
a
(21,788,732) 22,779,060 — —
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . — 1,175,755,889 (1,038,129,759) — — 137,626,130 137,626,130 12,387
Templeton Global Bond Fund,
Class R6 ............... — 131,271,809 — — (11,274,043) 119,997,766 13,636,110 6,271,809
Templeton Growth Fund, Inc.,
Class R6 ............... 1,093,315,104 — (1,065,286,816)
a
(27,837,205) (191,083) — —
Total Affiliated Securities ... $3,284,163,150 $1,311,938,914 $(4,290,791,247) $(126,378,763) $78,691,842 $257,623,896 $11,195,412
a
The Fund sold shares of the affiliate through an in-kind transfer of common stocks, corporate bonds and cash. See Note 3(h).
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
35
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Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
During the year ended December 31, 2021, the Fund realized $52,973,042 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Templeton Growth Fund, Inc. and Franklin Mutual Shares Fund for securities held by the underlying funds rather than for cash.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and corporate actions.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $107,061,080
2021 2020
Distributions paid from:
Ordinary income .......................................................... $26,528,674 $129,605,860
Long term capital gain ...................................................... — 116,957,453
$26,528,674 $246,563,313
Cost of investments .......................................................................... $2,989,707,713
Unrealized appreciation ........................................................................ $380,665,272
Unrealized depreciation ........................................................................ (106,772,410)
Net unrealized appreciation (depreciation) .......................................................... $273,892,862
Distributable earnings:
Undistributed ordinary income ................................................................... $42,763,560
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
36
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(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended December
31, 2021, aggregated $3,000,159,478 and $5,307,531,121, respectively. Purchases and sales of investments exclude in-kind transactions of $1,831,484,282. See Note 3(h).
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Other Derivative Information
At December 31, 2021, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end contract value of forward exchange contracts was
$412,638,957.
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,180,130 Unrealized depreciation on OTC
forward exchange contracts
$ 588,788
Total .................... $3,180,130 $588,788
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $20,006,246 Forward exchange contracts $2,591,342
Total ....................... $20,006,246 $2,591,342

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9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 26,850,720 $ — $ — $ 26,850,720
Air Freight & Logistics ................... 13,846,364 16,710,187 — 30,556,551
Automobiles .......................... — 29,781,464 — 29,781,464
Banks ............................... 115,593,238 39,319,273 — 154,912,511
Beverages ........................... 54,567,049 — — 54,567,049
Biotechnology ......................... 36,828,800 — — 36,828,800
Building Products ...................... 17,172,550 — — 17,172,550
Capital Markets ........................ 43,879,641 4,796,363 — 48,676,004
Chemicals ........................... 15,242,920 12,412,991 — 27,655,911
Communications Equipment .............. 7,129,125 — — 7,129,125
Diversified Telecommunication Services ..... 10,417,980 — — 10,417,980
Electric Utilities ........................ 52,216,240 12,611,445 — 64,827,685
Electrical Equipment .................... — 14,367,393 — 14,367,393
Electronic Equipment, Instruments &
Components ........................ 15,004,620 — — 15,004,620
Entertainment ......................... 11,475,300 15,009,092 — 26,484,392

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Franklin Global Allocation Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Equity Real Estate Investment Trusts (REITs) . $ 40,885,710 $ — $ — $ 40,885,710
Food & Staples Retailing ................. 15,944,838 — — 15,944,838
Food Products ........................ 16,577,500 19,194,948 — 35,772,448
Health Care Equipment & Supplies ......... 10,138,100 — — 10,138,100
Health Care Providers & Services .......... 55,885,546 — — 55,885,546
Hotels, Restaurants & Leisure ............. 14,207,710 — — 14,207,710
Household Durables .................... — 26,073,222 — 26,073,222
Household Products .................... 29,444,400 — — 29,444,400
Industrial Conglomerates ................ 23,040,355 31,937,764 — 54,978,119
Insurance ............................ 31,166,085 26,155,442 — 57,321,527
Interactive Media & Services .............. 71,036,300 13,422,651 — 84,458,951
Internet & Direct Marketing Retail .......... 50,633,920 — — 50,633,920
IT Services ........................... 40,500,964 15,798,430 — 56,299,394
Life Sciences Tools & Services ............ 26,167,220 — — 26,167,220
Machinery ............................ 33,510,959 11,319,212 — 44,830,171
Marine .............................. — 20,167,796 — 20,167,796
Media ............................... 10,956,841 — — 10,956,841
Metals & Mining ....................... 24,802,882 49,621,881 — 74,424,763
Multiline Retail ........................ 26,483,520 — — 26,483,520
Multi-Utilities .......................... 11,784,000 11,133,250 — 22,917,250
Oil, Gas & Consumable Fuels ............. 48,545,074 46,543,184 — 95,088,258
Personal Products ..................... — 16,456,084 — 16,456,084
Pharmaceuticals ....................... 59,007,166 74,409,168 — 133,416,334
Road & Rail .......................... 38,629,978 — — 38,629,978
Semiconductors & Semiconductor Equipment . 138,311,497 22,721,299 — 161,032,796
Software ............................. 164,095,470 — — 164,095,470
Specialty Retail ........................ 97,346,574 — — 97,346,574
Technology Hardware, Storage & Peripherals . 44,392,500 13,133,889 — 57,526,389
Textiles, Apparel & Luxury Goods .......... 15,833,650 — — 15,833,650
Trading Companies & Distributors .......... — 19,127,907 — 19,127,907
Wireless Telecommunication Services ....... — 12,225,212 — 12,225,212
Management Investment Companies ......... 274,481,566 — — 274,481,566
Corporate Bonds ........................ — 182,065,623 — 182,065,623
Foreign Government and Agency Securities .... — 252,167,945 — 252,167,945
U.S. Government and Agency Securities ....... — 218,080,227 — 218,080,227
Mortgage-Backed Securities ................ — 62,584,889 — 62,584,889
Short Term Investments ................... 137,626,130 — — 137,626,130
Total Investments in Securities ........... $1,971,661,002 $1,289,348,231
b
$— $3,261,009,233
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 3,180,130 $ — $ 3,180,130
Total Other Financial Instruments ......... $— $3,180,130 $— $3,180,130
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 588,788 $ — $ 588,788
Total Other Financial Instruments ......... $— $588,788 $— $588,788
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $574,449,547, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Annual Report
Franklin Global Allocation Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FRN
Floating Rate Note
GNMA
Government National Mortgage Association

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
40
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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Global Allocation Fund (one of the funds constituting Franklin Fund Allocator Series, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
41
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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $20,752,959
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $46,538,226
Section 163(j) Interest Earned §163(j) $9,449,846
Interest Earned from Federal Obligations Note (1) $3,564,011

Franklin Fund Allocator Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1995 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board
and Trustee
Since 2013 121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President
since 2009
and Co-Secretary since
2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Fund Allocator Series
Shareholder Information
47
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

481 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Global Allocation Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $286,608 for the fiscal year ended December 31, 2021 and $459,813 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $3,845 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90,743 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $94,588 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.                                            N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022